SEMI-ANNUAL REPORT

November 30, 2002                       DOMESTIC EQUITY GROWTH FUNDS
                                        ING Growth + Value Fund
CLASSES I AND Q                         ING Growth Opportunities Fund
                                        ING LargeCap Growth Fund
                                        ING MidCap Opportunities Fund
                                        ING SmallCap Opportunities Fund
                                        ING Research Enhanced Index Fund

                                        DOMESTIC EQUITY VALUE FUNDS
                                        ING Large Company Value Fund
                                        ING MagnaCap Fund
                                        ING MidCap Value Fund
                                        ING SmallCap Value Fund

                                        DOMESTIC EQUITY AND INCOME FUNDS
                                        ING Convertible Fund
                                        ING Equity and Bond Fund
                                        ING Real Estate Fund



                                     [PHOTO]


                                                                     [LION LOGO]
                                                                      ING FUNDS

                                TABLE OF CONTENTS
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            President's Letter ...........................      1
            Portfolio Managers' Reports:
              Domestic Equity Growth Funds ...............      2
              Domestic Equity Value Funds ................     14
              Domestic Equity and Income Funds ...........     22
            Index Descriptions ...........................     28
            Statements of Assets and Liabilities .........     29
            Statements of Operations .....................     37
            Statements of Changes in Net Assets ..........     41
            Financial Highlights .........................     49
            Notes to Financial Statements ................     62
            Portfolios of Investments ....................     82
            Trustee and Officer Information ..............    114

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Classes I and Q November 30, 2002 Semi-Annual Report for the ING Funds. There are thirteen Funds included in this Semi-Annual Report.

The six months ended November 30, 2002 proved to be a difficult period as a weak economy and continued accounting scandals in the corporate sector took their toll on the U.S. equity markets.

Amid the difficulties of the past six months, we were successful in integrating the operations of various mutual fund groups that have been acquired by ING Groep N.V. over the past two years. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds, we are dedicated to providing core investments for serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds. Sincerely,

/s/ James M. Hennessy

James M. Hennessy
President
ING Funds Services, LLC
December 15, 2002

ING GROWTH + VALUE FUND                               Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Louis Navellier, Chief Investment Officer; Alan Alpers, Senior Portfolio Manager, Navellier Fund Management, Inc.

GOAL: The ING Growth + Value Fund (the "Fund") seeks long-term capital appreciation by investing primarily in stocks from a universe of small to mid capitalization U.S. companies with market capitalization ranging from $500 million to $10 billion.

MARKET OVERVIEW: The current bear market is now longer and deeper than the 1973-1974 bear market, especially if an investor uses the NASDAQ market as a benchmark. Many high dividend-yielding stocks were unmercifully punished during the market exodus that bottomed in late July and again in early October. Unfortunately, between the stock market sell off and the housing bubble losing some air, consumers have definitely turned more cautious in recent months. However, consumers continue to refinance their homes and lower their respective mortgage payments. Although interest rates remained low much to the benefit of those purchasing new homes or refinancing existing homes, the Federal Reserve Board ("Fed") was forced to admit that deflation may be the greater threat to overall economic recovery. Evidence of deflationary forces was exhibited in the third quarter as U.S. non-financial businesses saw prices for their products fall 1.2% from the year before.

The uncertainty surrounding the possibility of a war with Iraq continues to add to investor anxiety and makes financial markets nervous. However, once decisive action is taken, the uncertainty that has been plaguing financial markets will likely dissipate and the stock market could rebound. Of course, the U.S. or the U.N. should not attack Iraq just to boost world stock markets, but during every major attack, such as the Gulf War over a decade ago, the stock market rallied strongly. Hopefully a U.S. or U.N. assault on Iraq will likely be very short-lived and significantly benefit the world as a whole.

The recent rally that began in early October has been dominated by money-losing technology stocks that appeared to be rallying based on short covering. Although these short-covering rallies can be spectacular (technology stocks rallied approximately 45% a year ago on short-covering), these rallies often fizzle fast. Fortunately, utility stocks recently joined the rally after the Fed cut key interest rates, so it appears that the stock market rally maybe now spreading to other industry groups. We expect that the stock market rally will likely continue to spread to more industry groups soon.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class Q shares returned -22.21% compared to the Russell 2000 Index, which returned -16.03% and the Russell 3000 Index, which returned -12.06% over the same time period.

PORTFOLIO SPECIFICS: The strong stock selection and advantageous over-weighting in outperforming sectors that helped performance in the 2nd and 3rd quarters seriously damaged the performance of the portfolio in October and November. The two biggest impacts on the portfolio were inferior stock selection in both the consumer discretionary and technology sectors. These two sectors alone accounted for over 50% of the portfolio's underperformance. The stocks that led this market rally in October and November possessed no earnings and poor overall fundamentals. In fact, those stocks (i.e., money-losers) in the technology sector that led the rally are still down in excess of -75.0% since March 2000. We believe that this disconnect will likely be resolved in our favor, as fundamentals become important again in the new year.

MARKET OUTLOOK: There is little doubt in our minds that 2003 will likely be a banner year for the stock market. Business spending is slowly improving after a three-year drought. Consumer confidence picked up after the Fed's latest 50 basis point interest rate cut. The earnings environment is expected to improve for the next two quarters, simply because the year-over-year earnings comparisons should be strong.

Much of our optimism is based on the fact that the Midterm Election Cycle is historically the best year for the stock market. The Bush administration and the leadership of the new Congress are already working on a substantial economic stimulus package. The Republican leadership realizes the urgency to fix both the U.S. economy and the stock market, otherwise they may not control Congress two years from now.

The only real danger that we can possibly foresee for the overall stock market is that it might go through some more wild oscillations like it did after it bottomed out during the 1973-1974 stock market collapse. Back then, the leadership of the stock market kept shifting rapidly and basically confused investors for several years.

The underlying fundamentals associated with our portfolios remain stronger than ever. Even though we have added mainly technology stocks to our portfolios during the past couple months, the median price-to-earnings (P/E) ratio for our growth portfolios is still extremely reasonable. The earnings visibility for next year's forecasted earnings remains very unclear by the analyst community; however, we expect that if the average stock in our growth portfolios can sustain its recent sales growth, then it should be trading at less than 18 times next year's estimated earnings.

We expect that when the overall stock market gets more volatile, our portfolios might get even stronger due to strong fundamentals associated with our average stock. During the third quarter earnings announcement season, many stocks in our growth portfolios posted earnings surprises. Unfortunately, Wall Street was not rewarding strong earnings results and surprises during the past couple months like it normally does. We expect that many small-capitalization stocks may be catching up with the overall stock market and will likely stage a strong rally in the coming months. The more fundamentally focused the stock market becomes, the better many small-capitalization stocks will likely perform since many small capitalization stocks have substantially lower price-to-earnings ratios.

Portfolio Managers' Report                               ING GROWTH + VALUE FUND
--------------------------------------------------------------------------------

We are now at the time of year when the stock market appears seasonally strong; this occurs between December and May, when pension contributions typically boost the inflows into the stock market. Thinly traded small-capitalization stocks usually benefit the most from the surge in trading volume that is created by the positive flow of funds into the stock market. If the Bush administration and the new Congress increase pension contribution limits for 401k plans and other pensions funds, as many anticipate, the inflows into the stock market might be more impressive than anticipated.

By the time the fourth quarter earnings announcements commence in mid-January, we expect that the stock market may re-focus on those stocks that will post strong sales and earnings gains, regardless of their industries. Fundamentally, the portfolio has never been stronger, so we believe that the strong earnings results should benefit the portfolio.

                                          AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                    ---------------------------------------
                                                      SINCE INCEPTION
                                         1 YEAR           6/5/00
                                         ------           ------
     Class Q                            -30.34%           -36.79%
     Russell 2000 Index                 -10.60%            -4.85%(1)
     Russell 3000 Index                 -15.67%           -13.55%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Growth + Value Fund against the Russell 2000 Index and the Russell 3000 Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 6/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING GROWTH OPPORTUNITIES FUND                         Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Portfolio Manager; Jeffrey Bernstein, Senior Vice President and Portfolio Manager, ING Investments, LLC.

GOAL: The ING Growth Opportunities Fund (the "Fund") seeks long-term growth of capital by investing primarily in the common stock of U.S. companies that the Portfolio Managers feel have above average prospects for growth.

MARKET OVERVIEW: In the middle of the third consecutive year of difficult returns for equity investors, stocks began to show signs of life in recent months. U.S. equity benchmarks turned in their first back-to-back monthly gains over the past two months in almost a year, and the October-November returns were the strongest two-month returns since 1999. However, this was not enough to offset the declines that occurred during the previous four months. As corporate scandals widened, fears of a double-dip recession increased, and consumer confidence sagged, investors plunged into the safety of government bonds, sending the yield on the 10-Year U.S. Treasury down 200 basis points from the end of May before bouncing.

However, as it became clear that the economy was not as bad as expected, stocks began to recover and moved up strongly in October and November. Investors were encouraged by the combination of fiscal and monetary policy stimulus, as Republicans gained control of both houses of Congress, and the Federal Reserve cut rates for the twelfth time, moving rates to a 41-year low. Stocks still finished lower in the six-month period ended November 30, although they were well off the 5-year lows reached in September. The NASDAQ Composite Index dropped 8.29% and the Dow Jones Industrial Average fell 9.36%. Small cap stocks suffered the most over the past six months, as the Russell 2000 Index plunged 16.03%. The S&P 500 Index dropped 11.49% over the same period, while the S&P Midcap Index fell 14.63%.

The Fund is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in the S&P 500 Index. These stocks can often be more expensive on a price/earnings basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market. In the six months preceding the market bottom of October 10th, the average stock declined 30%; higher beta, higher growth stocks suffered disproportionately in the sell-off.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares returned -19.88%, compared to the S&P 500 Index which returned -11.49%.

PORTFOLIO SPECIFICS: The Fund's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. While the Fund was equal weight the sector versus the benchmark, these stocks underperformed as the economic recovery was pushed further out into the future. However, the Fund did benefit from strong stock selection in the telecommunications sectors, gaining ground on stocks such as Nextel Communications and Verizon. During the quarter, we cut back on our exposure to consumer-related stocks, which began the period as the sector with the biggest exposure in the portfolio. In their place, we increased our holdings in biotechnology and some oversold telecommunications stocks, such as Nextel and AT&T Wireless.

MARKET OUTLOOK: The current economic and market environment bears many parallels to the 1990-1991 period. The economic recovery appears fragile; corporate profit growth anemic; worries about credit risk, balance sheets, consumer spending, and corporate capital spending abound. Why, then, is the market going up? The recent actions by the Federal Reserve and the European Central Bank indicate that world policy has shifted towards stimulus; the recently announced changes in the President's economic team increase the likelihood that the administration will present an aggressive stimulus package in January, and corporate profits appear to have bottomed. The odds are high that 2003 will likely be a better year for corporate profits than 2002. We have positioned the Fund for a recovery in

Portfolio Managers' Report                         ING GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------

corporate profits. We are overweight in Information Technology and Healthcare and within those sectors are overweight, more cyclical, higher beta groups such as semiconductors and biotechnology stocks. Within those group we are focused around several trends: companies with strong new product cycles which can potentially show earnings growth regardless of the economy; companies whose managements have restructured the business to try to improve profitability; and companies whose management appear focused on improving shareholder value.

                                   AVERAGE ANNUAL TOTAL RETURNS
                             FOR THE PERIODS ENDED NOVEMBER 30, 2002
                      -----------------------------------------------------
                                          SINCE INCEPTION   SINCE INCEPTION
                                             OF CLASS I       OF CLASS Q
                      1 YEAR     5 YEAR       03/31/97          6/1/00
                      ------     ------       --------          ------
     Class I          -22.59%    -3.02%        1.10%                --
     Class Q          -23.84%       --           --             -33.94%
     S&P 500 Index    -16.51%     0.97%        5.30%(1)         -14.19%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Growth Opportunities Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 4/1/97.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-size companies may entail greater price volatility than investing in stocks of larger companies.

                See accompanying index descriptions on page 28.

ING LARGECAP GROWTH FUND                              Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Senior Portfolio Manager; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING LargeCap Growth Fund (the "Fund") seeks long-term capital appreciation by investing primarily in stocks from a universe of U.S. companies with market capitalizations corresponding, at the time of purchase, to the upper 90% of the S&P 500 Index.

MARKET OVERVIEW: In the middle of the third consecutive year of difficult returns for equity investors, stocks began to show signs of life in recent months. U.S. equity benchmarks turned in their first back-to-back monthly gains over the past two months in almost a year, and the October-November returns were the strongest two-month returns since 1999. However, this was not enough to offset the declines that occurred during the previous four months. As corporate scandals widened, fears of a double-dip recession increased, and consumer confidence sagged, investors plunged into the safety of government bonds, sending the yield on the 10-Year U.S. Treasury down 200 basis points from the end of May before bouncing.

However, as it became clear that the economy was not as bad as expected, stocks began to recover and moved up strongly in October and November. Investors were encouraged by the combination of fiscal and monetary policy stimulus, as Republicans gained control of both houses of Congress, and the Federal Reserve Board ("Fed") cut rates for the twelfth time, moving rates to a 41-year low. Stocks still finished lower in the six-month period ended November 30, 2002 although they were well off the 5-year lows reached in September. The NASDAQ Composite Index dropped 8.29% and the Dow Jones Industrial Average fell 9.36%. Small cap stocks suffered the most over the past six months, as the Russell 2000 Index plunged 16.03%. The S&P 500 Index dropped 11.49% over the same period, while the S&P Midcap Index fell 14.63%.

The Fund is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in the Russell 1000 Growth Index. These stocks can often be more expensive on a price/earnings basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market. In the six months preceding the market bottom of October 10th, the average stock declined 30%; higher beta, higher growth stocks suffered disproportionately in the sell-off.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class Q shares returned -15.72%, while the Russell 1000 Growth Index returned -11.26% for the same period.

PORTFOLIO SPECIFICS: The Fund's underperformance can primarily be attributed to the exposure to more cyclically sensitive technology stocks, such as semiconductors. While the Fund was equal weight the sector versus the benchmark, these stocks underperformed as the economic recovery was pushed further out into the future. However, the Fund did benefit from strong stock selection in the healthcare sector, gaining ground on stocks such as Forest Labs and Boston Scientific. During the quarter, we cut back on our exposure to consumer-related stocks, which began the period as the sector with the biggest exposure in the portfolio. In their place, we increased our holdings in biotechnology and some oversold telecommunications stocks, such as Nextel and Nokia.

MARKET OUTLOOK: The current economic and market environment bears many parallels to the 1990-1991 period. The economic recovery appears fragile; corporate profit growth anemic; worries about credit risk, balance sheets, consumer spending, and corporate capital spending abound. Why, then, is the market going up? The recent actions by the Fed and the European Central Bank indicate that world policy has shifted towards stimulus; the recently announced changes in the President's economic team increase the likelihood that the administration will present an aggressive stimulus package in January, and corporate profits appear to have bottomed. The odds are high that 2003 will likely be a better year for corporate profits than 2002. We

Portfolio Managers' Report ING LARGECAP GROWTH FUND
--------------------------------------------------------------------------------

have positioned the Fund for a recovery in corporate profits. We are overweight in Information Technology and Healthcare and within those sectors are overweight, more cyclical, higher beta groups such as semiconductors and biotechnology stocks. Within those group we are focused around several trends: companies with strong new product cycles, which can potentially show earnings growth regardless of the economy; companies whose managements have restructured the business to try to improve profitability; and companies whose management appear focused on improving shareholder value.

                                         AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED NOVEMBER 30, 2002
                               -------------------------------------------------
                                                SINCE INCEPTION  SINCE INCEPTION
                                                   OF CLASS I      OF CLASS Q
                               1 YEAR   5 YEAR      01/08/02         7/21/97
                               ------   ------      --------         -------
Class I                            --      --        -34.99%            --
Class Q                        -29.23%   2.49%           --           3.40%
Russell 1000 Growth Index      -22.68%  -2.23%       -22.53%(1)      -2.25%(2)

Based on a $10,000 initial investment, the table above illustrates the total return of ING LargeCap Growth Fund against the Russell 1000 Growth Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 1/1/02.

(2)  Since inception performance for the index is shown from 8/1/97.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING MIDCAP OPPORTUNITIES FUND                         Portfolio Manager's Report
-------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Senior Portfolio Manager; Jeffrey Bernstein, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies that the Portfolio Managers' feel have above average prospects for growth.

MARKET OVERVIEW: In the middle of the third consecutive year of difficult returns for equity investors, stocks began to show signs of life in recent months. U.S. equity benchmarks turned in their first back-to-back monthly gains over the past two months in almost a year, and the October-November returns were the strongest two-month returns since 1999. However, this was not enough to offset the declines that occurred during the previous four months. As corporate scandals widened, fears of a double-dip recession increased, and consumer confidence sagged, investors plunged into the safety of government bonds, sending the yield on the 10-Year U.S. Treasury down 200 basis points from the end of May before bouncing.

However, as it became clear that the economy was not as bad as expected, stocks began to recover and moved up strongly in October and November. Investors were encouraged by the combination of fiscal and monetary policy stimulus, as Republicans gained control of both houses of Congress, and the Federal Reserve cut rates for the twelfth time, moving rates to a 41-year low. Stocks still finished lower in the six-month period ended November 30, 2002 although they were well off the 5-year lows reached in September. The NASDAQ Composite Index dropped 8.29% and the Dow Jones Industrial Average fell 9.36%. Small cap stocks suffered the most over the past six months, as the Russell 2000 Index plunged 16.03%. The S&P 500 Index dropped 11.49% over the same period, while the S&P Midcap Index fell 14.63%.

The Fund is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in the S&P Midcap Index. These stocks can often be more expensive on a price/earnings basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market. In the six months preceding the market bottom of October 10th, the average stock declined 30%; higher beta, higher growth stocks suffered disproportionately in the sell-off.

PERFORMANCE: For the six-month period ending November 30, 2002, the Fund's Class I shares returned -12.22%, outperforming the S&P Midcap 400 Index, which returned -14.63% for the same period.

PORTFOLIO SPECIFICS: The Fund's outperformance was driven by better stock picking in the transportation, telecommunications, and financial sectors. During the past six months, the Fund reduced its weighting in consumer-related sectors, while adding to select stocks in the technology and biotechnology areas. The fund also benefited from some stock picking among Internet stocks, including Amazon.com and Hotels.com. The biggest contributors to performance during the six-month period were Nextel Communications and Network Appliance.

MARKET OUTLOOK: The current economic and market environment bears many parallels to the 1990-1991 period. The economic recovery appears fragile; corporate profit growth anemic; worries about credit risk, balance sheets, consumer spending, and corporate capital spending abound. Why, then, is the market going up? The recent actions by the Fed and the European Central Bank indicate that world policy has shifted towards stimulus; the recently announced changes in the President's economic team increase the likelihood that the administration will present an aggressive stimulus package in January, and corporate profits appear to have bottomed. The odds are high that 2003 will likely be a better year for corporate profits than 2002. We have positioned the Fund for a recovery in corporate profits. We are overweight Information Technology and Healthcare and within those sectors are overweight more cyclical, higher beta groups such as semiconductors and biotechnology stocks. Within those group we are focused around several trends:

Portfolio Manager's Report                         ING MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

companies with strong new product cycles which can potentially show earnings growth regardless of the economy; companies whose managements have restructured the business to try to improve profitability; and companies whose management appear focused on improving shareholder value.

                                       AVERAGE ANNUAL TOTAL RETURNS
                                 FOR THE PERIODS ENDED NOVEMBER 30, 2002
                              --------------------------------------------
                                        SINCE INCEPTION    SINCE INCEPTION
                                           OF CLASS I         OF CLASS Q
                              1 YEAR        8/20/98             4/4/00
                              ------        -------             ------
     Class I                  -15.73%        7.43%                  --
     Class Q                  -16.20%          --               -24.07%
     S&P MidCap 400 Index      -6.24%       12.89%(1)            -2.92%(2)

Based on a $10,000 initial investment, the table above illustrates the total return of ING MidCap Opportunities Fund against the S&P MidCap 400 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 9/1/98.

(2)  Since inception performance for the index is shown from 4/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of mid-size companies may entail greater price volatility than investing in stocks of larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING SMALLCAP OPPORTUNITIES FUND                       Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Executive Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING SmallCap Opportunities Fund (the "Fund") seeks capital appreciation by investing at least 80% of its total assets in the common stock of smaller U.S. companies that the Portfolio Manager feels have above average prospects for growth.

MARKET OVERVIEW: In the middle of the third consecutive year of difficult returns for equity investors, stocks began to show signs of life in recent months. U.S. equity benchmarks turned in their first back-to-back monthly gains over the past two months in almost a year, and the October-November returns were the strongest two-month returns since 1999. However, this was not enough to offset the declines that occurred during the previous four months. As corporate scandals widened, fears of a double-dip recession increased, and consumer confidence sagged, investors plunged into the safety of government bonds, sending the yield on the 10-Year U.S. Treasury down 200 basis points from the end of May before bouncing.

However, as it became clear that the economy was not as bad as expected, stocks began to recover and moved up strongly in October and November. Investors were encouraged by the combination of fiscal and monetary policy stimulus, as Republicans gained control of both houses of Congress, and the Federal Reserve cut rates for the twelfth time, moving rates to a 41-year low. Stocks still finished lower in the six-month period ended November 30, although they were well off the 5-year lows reached in September. The NASDAQ Composite Index dropped 8.29% and the Dow Jones Industrial Average fell 9.36%. Small cap stocks suffered the most over the past six months, as the Russell 2000 Index plunged 16.03%. The S&P 500 Index dropped 11.49% over the same period, while the S&P Midcap Index fell 14.63%.

The Fund is managed in a growth style: the portfolio management team seeks companies with above average earnings growth potential relative to companies in the Russell 2000 Growth Index. These stocks can often be more expensive on a price/earnings basis than the average stock, but look attractive relative to their growth rates. Historically, this strategy has rewarded investors over the long term; the "bet" the investor is making is that growth companies will be able to deliver on the earnings promise and therefore justify the existing P/E or perhaps even see an expansion of the P/E multiple over time. This strategy is to some extent dependent on a stable to growing economy; it has its greatest difficulty in periods of global recession, when companies have difficulty meeting earnings estimates and multiples collapse. This describes the period we have just been through in the market. In the six months preceding the market bottom of October 10th, the average stock declined 30%; higher beta, higher growth stocks suffered disproportionately in the sell-off.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares returned -21.40% while the Russell 2000 Index returned 16.03% for the same period.

PORTFOLIO SPECIFICS: The Fund's underperformance can primarily be attributed to the Fund's exposure to consumer-related stocks, which underwent a correction after leading the market for months. While the Fund had cut back on consumer stocks, we remained slightly overweight the sector at the end of the period. The Fund did gain back ground on stock selection in the healthcare sector, particularly in the biotechnology and pharmaceutical areas. Leaders in the Fund in those sectors were Taro Pharmaceuticals and Neurocrine Biosciences, while stocks in other areas, such as Sandisk, Kronos, and Dick's Sporting Goods, also contributed positively to performance. During the six-month period, the Fund did cut back on consumer-related shares, while adding to select technology and biotechnology issues.

MARKET OUTLOOK: The current economic and market environment bears many parallels to the 1990-1991 period. The economic recovery appears fragile; corporate profit growth anemic; worries about credit risk, balance sheets, consumer spending, and corporate capital spending abound. Why, then, is the market going up? The recent actions by the Fed and the European Central Bank indicate that world policy has shifted towards stimulus; the recently announced changes in the President's economic team increase the likelihood that the administration will present an aggressive stimulus package in January, and corporate profits appear to have bottomed. The odds are high that 2003 will likely be a better year for corporate profits than 2002. We have positioned the Fund for a recovery in corporate

Portfolio Manager's Report                       ING SMALLCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------

profits. We are overweight Information Technology and Healthcare and within those sectors are overweight more cyclical, higher beta groups such as semiconductors and biotechnology stocks. Within those group we are focused around several trends: companies with strong new product cycles which can potentially show earnings growth regardless of the economy; companies whose managements have restructured the business to try to improve profitability; and companies whose management appear focused on improving shareholder value.

                                     AVERAGE ANNUAL TOTAL RETURNS
                                FOR THE PERIODS ENDED NOVEMBER 30, 2002
                            ----------------------------------------------
                                        SINCE INCEPTION    SINCE INCEPTION
                                           OF CLASS I         OF CLASS Q
                            1 YEAR           4/1/99             4/4/00
                            ------           ------             ------
     Class I                -34.67%          -3.46%                 --
     Class Q                -34.91%             --              -30.51%
     Russell 2000 Index     -10.60%           1.94%              -8.83%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Opportunities Fund against the Russell 2000 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 4/1/00.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in stocks of larger companies.

                See accompanying index descriptions on page 28.

ING RESEARCH ENHANCED INDEX FUND                      Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Aeltus Investment Management, Inc., led by Hugh Whelan, Co-Portfolio Manager and Doug Cote' Co-Portfolio Manager.

GOAL: The ING Research Enhanced Index Fund (the "Fund") seeks to outperform the Standard & Poor's Composite Index (S&P 500), while maintaining a market level of risk by investing at least 80% of its net assets in stocks included in the S&P 500.

MARKET OVERVIEW: The S&P 500 Index posted a loss of 11.49% in the period as concerns regarding the possibility of a "double-dip" recession and war with Iraq weighed heavily on U.S. equity markets. The Federal Reserve responded to these pressures on November 6th by implementing a surprising 50 basis point cut in the Federal Funds rate. Since that date U.S. equities have rallied strongly on renewed investor optimism. That optimism has been in response to the Federal Reserve's actions, and, to evidence from corporate earnings reports and U.S. economic releases indicating our economy will likely rebound from its current weakness.

The more confident stance of investors resulted in higher growth sectors such as information technology and telecommunication services being the best performers in the period in sharp contrast to the first half of the year. The worst performing sectors were the utilities and consumer discretionary sectors.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares provided a total return of -11.74% compared to -11.49% for the S&P 500 Index.

PORTFOLIO SPECIFICS: The Fund's performance was helped by strong individual security selection within the consumer staples, industrials, and information technology sectors. Within consumer staples our underweight of Philip Morris benefited performance. Within information technology, an overweight in Dell Computer and underweight in Electronic Data Systems also helped the Fund's performance.

Fund performance was hurt by ineffective individual security selection in the energy, consumer discretionary and healthcare sectors. The Fund's underweight in Exxon Mobil in the energy sector and our overweight in Home Depot in the consumer discretionary sector hurt performance. Our positioning in Abbott Laboratories within the healthcare sector also detracted from performance during the period.

The Fund's sector allocation did not have a significant impact on performance. The positive contribution from our underweight in consumer staples was largely offset by the negative impact of our underweight in healthcare stocks.

MARKET OUTLOOK: Our quantitative research -- which focuses on business momentum and earnings quality, market recognition and valuation -- is pointing the Fund towards lower weightings in the healthcare and consumer discretionary sectors. We have increased our weightings in the financials and consumer staples sectors. Currently our largest overweight is in financials and our greatest underweight is in the healthcare sector.

Historical relationships between anticipated corporate earnings and prevailing interest rates suggest that the U.S. equity market may be currently undervalued. While significant risks -- especially those related to terrorism and potential conflict with Iraq -- continue to weigh heavily on the market, underlying economic fundamentals suggest that the U.S. economy is likely to continue to grow. Economic growth, both here and abroad, should support improving corporate earnings.

While November saw some speculative behavior and short covering that rewarded stocks with poor investment characteristics, we believe the U.S. equity market in the long run rewards stocks with strong business fundamentals. Measurement of those fundamentals in a consistent, rigorous manner is the foundation of the quantitative process we use to manage this strategy.

Portfolio Manager's Report                      ING RESEARCH ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                    ---------------------------------------
                                                        SINCE INCEPTION
                                         1 YEAR             12/30/98
                                         ------             --------
     Class I                             -17.00%             -6.71%
     S&P 500 Index                       -16.51%             -5.47%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Research Enhanced Index Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 01/01/99.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities.

                See accompanying index descriptions on page 28.

ING LARGE COMPANY VALUE FUND                          Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

GOAL: The ING Large Company Value Fund (the "Fund") seeks long-term capital appreciation with income as a secondary objective.

MARKET OVERVIEW: The U.S. stock market declined significantly in the six months ending November 30, 2002 with the S&P 500 Index down 11.49% and the NASDAQ Composite Index down 8.48%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied through the end of November. The stock market was buffeted during the third calendar quarter by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied by some better than expected signs of economic growth; by a further cut in interest rates by the Federal Reserve; and by narrowing quality spreads in the debt markets.

For the last six months, the stocks of larger companies outperformed those of small and mid-sized companies. Looking at the S&P/Barra style based indices, Growth stocks modestly outperformed Value stocks across the capitalization spectrum.

PERFORMANCE: For the six-month period ending November 30, 2002, the Fund's Class Q shares returned -16.80% compared to the S&P 500 Index which returned -11.49% for the same period.

PORTFOLIO SPECIFICS: The Fund is being managed in a Value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this is a good way to manage money over the long run. However, it is worthwhile to point out that the stock market isn't stupid. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are solved (if ever). In return, the investor receives the potential "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Fund for the last six months relative to the S&P500 Index is more than attributable to the Fund's large and unsuccessful investment in the Electric Utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices; debt heavy balance sheets; the California energy crisis; regional over capacity; lower demand for electricity due to the recession; a collapse in energy trading; declining profit margins; and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks appeared "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the Utility investment substantially, but not before it negatively impacted the performance of the Fund. There is a general lesson in this with regard to Value investing: If the problem that is making the stock cheap turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go right over the last six months. The Fund's underweight in technology, financial, and energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the utilities.

MARKET OUTLOOK: While the length and depth of the market decline over the last couple of years has been painful, the good news is that stocks are now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that hasn't been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation is seemingly under control, and the Federal Reserve has been accommodating.

The market continues to deal with a number of issues including: Accounting integrity and corporate governance; record levels of corporate and consumer debt; the intermediate term trajectory of the economy; the long-term growth of corporate profits; and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks will be significantly below what we became accustomed to in the '80's and '90's. In fact, stocks may well provide returns

Portfolio Manager's Report                          ING LARGE COMPANY VALUE FUND
--------------------------------------------------------------------------------

below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are over-weighted compared to the Value indices (about in line with the S&P500 index). As an offset, we are under-weighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1) To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2) Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

                                         AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                    ---------------------------------------
                                                       SINCE INCEPTION
                                        1 YEAR             10/4/01
                                        ------             -------
     Class Q                            -19.44%            -12.60%
     S&P 500 Index                      -16.51%             -7.24%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of the ING Large Company Value Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 10/1/01.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies. The Fund may also invest in foreign securities. International investing does pose special risks, including currency fluctuations, economic and political risks not found in investments that are solely domestic. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING MAGNACAP FUND                                     Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, Senior Vice President and Senior Portfolio Manager; ING Investments, LLC.

GOAL: The ING MagnaCap Fund ("the Fund") seeks growth of capital, with dividend income as a secondary consideration.

MARKET OVERVIEW: The U.S. stock market declined significantly in the six months ending November 30, 2002 with the S&P500 Index down 11.49% and the NASDAQ Composite Index down 8.48%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied through the end of November. The stock market was buffeted during the third calendar quarter by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied by some better than expected signs of economic growth; by a further cut in interest rates by the Federal Reserve; and by narrowing quality spreads in the debt markets.

For the last six months, the stocks of larger companies outperformed those of small and mid-sized companies. Looking at the S&P/Barra style based indices, Growth stocks modestly out performed Value stocks across the capitalization spectrum.

PERFORMANCE: For the six-month period ending November 30, 2002, the Fund's Class Q shares returned -14.86% compared to -11.49% for the S&P 500 Index for the same period.

PORTFOLIO SPECIFICS: The Fund is being managed in a Value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this is a good way to manage money over the long run. However, it is worthwhile to point out that the stock market isn't stupid. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are solved (if ever). In return, the investor receives the potential "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Fund for the last six months relative to the S&P500 and the S&P/Barra Value Index is more than attributable to the Fund's large and unsuccessful investment in the Electric Utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices; debt heavy balance sheets; the California energy crisis; regional over capacity; lower demand for electricity due to the recession; a collapse in energy trading; declining profit margins; and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks APPEARED "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the Utility investment substantially, but not before it negatively impacted the performance of the Fund. There is a general lesson in this with regard to Value investing:
If the problem that is making the stock cheap turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go right over the last six months. The Fund's underweight in technology, financial, and energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the utilities.

MARKET OUTLOOK: While the length and depth of the market decline over the last couple of years has been painful, the good news is that stocks are now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that hasn't been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation is seemingly under control, and the Federal Reserve has been accommodating.

The market continues to deal with a number of issues including: Accounting integrity and corporate governance; record levels of corporate and consumer debt; the intermediate term trajectory of the economy; the long-term growth of corporate profits; and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the '80's and '90's. In fact, stocks may well provide returns

Portfolio Manager's Report                                     ING MAGNACAP FUND
--------------------------------------------------------------------------------

below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are over-weighted compared to the Value indices (about in line with the S&P500 index). As an offset, we are under-weighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1) To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2) Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

                                          AVERAGE ANNUAL TOTAL RETURNS
                                    FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                    ---------------------------------------
                                                       SINCE INCEPTION
                                        1 YEAR            11/19/99
                                        ------            --------
     Class Q                            -16.67%            -10.23%
     S&P 500 Index                      -16.51%            -11.13%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING MagnaCap Fund against the S&P 500 Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 12/1/99.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economical and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING MIDCAP VALUE FUND                                 Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Managed by a multi-member Investment Committee, Brandes Investment Partners, L.P.

GOAL: The ING MidCap Value Fund (the "Fund") seeks long-term capital appreciation by investing at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations greater than $1 billion, but no greater than $5 billion at the time of purchase.

MARKET OVERVIEW: For much of the six-month period ending November 30, 2002, stock prices in the United States declined amid continued concerns regarding corporate accounting improprieties and anxiety stemming from mixed economic reports. Speculation regarding U.S. military action against Iraq also may have weighed on sentiment. Measured by the Russell Indices, small- and mid-cap stocks in the United States proved more vulnerable in this environment than their large-cap counterparts. The larger-cap Russell 1000 Index fell 11.8% in the period while the Russell Midcap Index declined 14.0% and the smaller-cap Russell 2000 Index fell 16.0%.

On the economic front, robust housing sales countered a number of dour reports, including declining U.S. industrial production, slowing growth in the service sector, and weaker U.S. construction spending on factories, offices, and nonresidential buildings. Late in the period, the Federal Reserve Board ("Fed") lowered short-term interest rates 50 basis points. The Fed cut the federal funds rate to 1.25%. Consumer confidence -- as well as stock prices -- rebounded late in the period. The consumer sentiment index rose to 84.1 in November from a revised 79.6 in October.

Overall, macroeconomic and political developments have virtually no bearing on our company-specific research and analysis. While we monitor short-term developments, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we adhere to our strict, value-based investment approach.

PERFORMANCE: For the six-month period ending November 30, 2002, the Fund's Class I shares provided a total return of -25.72% compared to the Russell Midcap Value Index, which returned -14.03% for the same period.

PORTFOLIO SPECIFICS: Slumping returns for holdings in a number of industries and the Fund's greater-than-benchmark exposure in these areas contributed to underperformance during the period. For nearly each of the following five industries, the Fund had greater exposure than the Russell Midcap Value Index and weaker returns: insurance, electric utilities, auto components, communications equipment and specialty retail. Among the poorest-performing holdings during the period were: Avaya (communications equipment, 3.1% of the Fund), Goodyear Tire & Rubber (auto components, 2.1%), Dynegy (multi-utilities, 0.8%), AMR Corp. (airlines, 2.2%), and Allmerica Financial (insurance, 0.7%).

Reflecting our conviction for these holdings' long-term potential, we viewed their recent price declines as an opportunity to purchase more shares for nearly all of them. AMR Corp., for example, is the parent company of American Airlines, the world's largest airline. The airline industry has suffered amid weaker demand following the terrorist attacks in the United States last year and more recently, the threat of war with Iraq. Because of AMR Corp.'s financial flexibility (including its solid liquidity position), we believe the shares offer favorable upside potential.

Overall, despite the difficult environment for stocks in the period, there were a number of holdings that delivered solid gains including PG& E Corp. (electric utilities, 3.0% of the Fund), Tellabs (communications equipment, 2.8%), and Lucent Technologies (communications equipment, 2.3%).

During the period, we eliminated exposure to select holdings and established new positions. Among the companies we completely eliminated from the Fund were CenturyTel (diversified telecom services), Reebok International (textiles, apparel & luxury goods), Hubbell (electrical equipment), and Safeco (insurance). In these cases, we sold the shares after appreciation lifted the share price toward our estimate of the companies' underlying business value or we identified opportunities we believed reflected better risk/reward profiles.

Among the companies added to the Fund during the period were CIT Group (diversified financials, 3.7% of the Fund), Solectron (commercial services & supplies, 3.4%), Gateway (computers & peripherals, 2.2%), and Nationwide Financial (insurance, 2.8%).

Overall, our bottom-up focus on company-specific fundamentals dictated select changes in the Fund

Portfolio Manager's Report                                 ING MIDCAP VALUE FUND
--------------------------------------------------------------------------------

during the period. We reduced exposure in the chemicals industry on a stock-by-stock basis. Conversely, select purchases lifted exposure in the communications equipment and diversified financials industries. We viewed declining stock prices in the period as an opportunity to purchase shares of what we consider solid businesses trading at compelling values.

MARKET OUTLOOK: We offer no predictions regarding the short-term direction of the U.S. mid-cap equity market. Instead, we retain our focus on evaluating what we consider promising businesses -- weighing their stock price against an estimate of the underlying business value.

The Fund retains its greatest areas of exposure in the electric utilities and insurance industries. In all market environments, we search for and hold fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results and an attractive margin of safety.

                           TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                           -----------------------------------------------------
                                SINCE INCEPTION             SINCE INCEPTION
                                   OF CLASS I                  OF CLASS Q
                                    03/04/02                    04/17/02
                                    --------                    --------
Class I                             -24.99%                          --
Class Q                                 --                       -27.48%
Russell MidCap Value Index           -9.84%(1)                   -14.16%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING MidCap Value Fund against the Russell MidCap Value Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 03/01/02.

(2) Since inception performance for the index is shown from 05/01/02.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 28.

ING SMALLCAP VALUE FUND                               Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes Investment Partners' Small Cap Investment Committee (sub-adviser), ING Investments, LLC.

GOAL: The ING SmallCap Value Fund (the "Fund") seeks long-term capital appreciation by investing at least 80% of its assets in equity securities of U.S. issuers with equity market capitalizations of $1.5 billion or less at the time of purchase.

MARKET OVERVIEW: For much of the six-month period ended November 30, 2002, stock prices in the United States declined amid continued concerns regarding corporate accounting improprieties and anxiety stemming from mixed economic reports. Speculation regarding U.S. military action against Iraq also may have weighed on sentiment. Measured by the Russell Indices, smaller-cap stocks in the United States proved more vulnerable in this environment than their large-cap counterparts. The larger-cap Russell 1000 Index fell 11.8% in the period while the smaller-cap Russell 2000 Index fell 16.0%.

On the economic front, robust housing sales countered a number of dour reports, including declining U.S. industrial production, slowing growth in the service sector, and weaker U.S. construction spending on factories, offices, and nonresidential buildings. Late in the period, the Federal Reserve Board lowered short-term interest rates 50 basis points. The Fed cut the federal funds rate to 1.25%. Consumer confidence -- as well as stock prices -- rebounded late in the period. The consumer sentiment index rose to 84.1 in November from a revised
79.6 in October.

Overall, macroeconomic and political developments have virtually no bearing on our company-specific research and analysis. While we monitor short-term developments, our investment philosophy focuses on company-by-company analysis with a long-term perspective. In all market environments, we adhere to our strict, value-based investment approach.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class I shares provided a total return of -10.93% compared to the Russell 2000 Index, which fell 16.03% for the same period.

PORTFOLIO SPECIFICS: Declines for holdings in the materials, consumer discretionary, and industrials sectors had the greatest adverse influence on overall returns in the period. Among the weakest-performing holdings in these sectors were Seitel (energy equipment & services, 1.6% of the Fund), Tommy Hilfiger (textiles, apparel & luxury goods, 2.1%), National R.V. Holdings (leisure equipment & products), and Ryerson Tull (metals & mining, 2.5%). Each of these companies was an existing holding. Reflecting our conviction for their long-term potential, we viewed their recent price declines as an opportunity to purchase more shares. In the case of Ryerson Tull, for example, the company is the leading steel service, distribution, and materials processing firm in the United States. Amid a tough industry environment, the company has taken solid steps to enhance its operations.

Despite the difficult environment for stocks overall, there were a number of holdings that delivered strong gains in the period, including Fleetwood Enterprises (household durables, 3.1% of the Fund), K2 Inc. (leisure equipment & products, 3.2%), Comverse Technology (wireless telecom services, 2.4%), and Syms (specialty retail, 2.4%).

During the period, we eliminated exposure to select holdings and established new positions. Among the companies we completely eliminated from the Fund were Provident Financial (banking), American Physicians Capital (insurance), and Alleghany Corp. (insurance). In these cases, we sold the shares after appreciation lifted the share price toward our estimate of the companies' underlying business value, or we identified opportunities we believed reflected better risk/reward profiles.

Among the companies added to the Fund during the period were Gateway (computers & peripherals, 2.8% of the Fund), Goodyear Tire & Rubber (auto components, 2.5%), Visteon (auto components, 1.5%), and Stillwater Mining (metals & mining).

Overall, our bottom-up focus on company-specific fundamentals dictated select changes in the Fund during the period. We eliminated exposure in the banking industry and reduced exposure in the insurance industry. With the proceeds from these sales, we bolstered exposure in the auto components area (as previously cited) and lifted exposure to the metals & mining and electrical equipment industries on a stock-by-stock basis.

We viewed declining stock prices in the period as an opportunity to purchase shares of what we consider solid businesses trading at compelling values.

Portfolio Manager's Report                               ING SMALLCAP VALUE FUND
--------------------------------------------------------------------------------

MARKET OUTLOOK: We offer no predictions regarding the short-term direction of the U.S. small-cap equity market. Instead, we retain our focus on evaluating what we consider promising businesses -- weighing their stock price against an estimate of the underlying business value.

Six months ago, the Fund's largest areas of exposure were in the banking, chemicals, and textiles, apparel & luxury goods industries. As a result of our individual security selection, the Fund now has its greatest exposures in textiles, apparel & luxury goods, metals & mining, and electrical equipment.

In all market environments, we search for and hold fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results and an attractive margin of safety.

                           TOTAL RETURNS FOR THE PERIODS ENDED NOVEMBER 30, 2002
                           -----------------------------------------------------
                                  SINCE INCEPTION         SINCE INCEPTION
                                     OF CLASS I             OF CLASS Q
                                      03/07/02               04/30/02
                                      --------               --------
Including Sales Charge:
  Class I                               -8.07%                    --
  Class Q                                  --                 -13.88%
Russell 200 Value Index                -11.86%(1)             -11.36%(2)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING SmallCap Value Fund against the Russell 200 Value Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 03/01/2002.

(2)  Since inception performance for the index is shown from 05/01/02.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities.

                See accompanying index descriptions on page 28.

ING CONVERTIBLE FUND                                  Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Ed Schriver, Anu Sahai, Andy Mitchell, Dr. Michael Matusewicz, ING Investments, LLC.

GOAL: The ING Convertible Fund (the "Fund") seeks to maximize long-term total return by investing at least 80% in convertible securities, while seeking to maintaining aggregate risk measures similar to that of the overall convertible universe.

MARKET OVERVIEW: The six-month period ending November 30, 2002 witnessed significant volatility in the convertible indices, the S&P 500, and the NASDAQ Composite. The equity markets ended substantially lower despite a strong rally in November. To a large extent this was a likely function of the economy. Investors were disappointed at the lower than expected profit rebound and concerns grew that the economy might slip into a double dip recession. Additionally, accounting concerns, the Iraqi situation and Wall Street's reduced credibility from investigations into their role in the telecom/internet bubble made investors even more nervous. The credit markets were also very volatile with corporate bond spreads widening into October. Following the October low, equities rallied and credit spreads tightened on improving economic numbers and an additional interest rate cut by the Fed.

As measured by the S&P 500 sub-indicies, industry divergence was high during the period. Internet and software systems were up approximately 15%, while tobacco, retail food, auto, advertising, construction, IT services, utilities, and health care facilities were all down 33% to 55%.

The convertible securities market was not immune to these changes. With the decrease in equity valuations however, more of the convertible universe has become more bond like than it has been in the past and thus relatively insensitive to changes in the underlying equity. As an asset class, convertibles outperformed stocks.

Liquidity in the market remains good in contrast to some fixed income markets. Hedge funds reportedly have plenty of buying power and there continues to be a large appetite for convertible new issuance. The traditional ability to hedge incremental holdings of convertible securities by shorting the underlying common stock continues to allow both dealers and hedge funds to position convertibles more easily than they can accommodate straight corporate debt. A number of large deals have come to market primarily due to the issuer's reluctance to go to the equity market as stock valuations came down and due to their inability to raise capital in the straight debt market at acceptable rates. As a result, issuance continues to remain high.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class Q shares returned -2.28% compared to a -1.74% for the Credit Suisse First Boston Convertible Index.

PORTFOLIO SPECIFICS: Following a portfolio management change in April, the fund has benefited from the repositioning to a more market weighted and near-term defensive posture with respect to equity sensitivity and certain sector positioning. During the past six months, the fund had a beneficial overweight sensitivity to financials, healthcare, and energy (oil/gas) and had a beneficial underweight sensitivity to technology. In addition, favorable security selection within the technology, media, and consumer discretionary sectors added to relative performance.

MARKET OUTLOOK: Despite the likelihood that the Fed will be less restrictive than feared, we think the profitability outlook for firms may only slowly improve. Businesses simply do not have much pricing power and indeed this aspect is one of the reasons why inflation will likely remain under control during the economic recovery and why the Fed may be under less pressure to raise rates than commonly assumed.

We continue to look for companies, primarily in cyclicals, but across the spectrum, that should benefit from a gradually recovering economy as we expect the market to reward companies that typically benefit in the recovery part of the cycle. We continue to believe that the recovery for firms in the telecom and software sectors may be distant and/or weak. We believe that convertible securities are attractively priced relative to comparable alternative asset classes.

A bottom up approach, which relies on fundamental analysis and careful stock selection within our broader top down sector positioning strategy, continues to be the foundation for our investment decisions.

Portfolio Managers' Report                                  ING CONVERTIBLE FUND
--------------------------------------------------------------------------------

                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                     FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                                    ----------------------------------------
                                                                             SINCE INCEPTION
                                                    1 YEAR       5 YEAR          8/31/95
                                                    ------       ------          -------
Including Sales Charge:
  Class Q                                           -4.85%        7.19%           11.07%
Credit Suisse First Boston Convertible Index        -4.06%        4.96%            7.28%(1)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Convertible Fund against the Credit Suisse First Boston Convertible Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for index is shown from 9/1/95.

PRINCIPAL RISK FACTOR(S): The credit standing of the issuer and other factors may affect the investment value of a convertible security. The market value of convertible debt securities tends to vary inversely with the level of interest rates. Lower rated securities may be less liquid than higher quality investments. The Fund also has exposure to financial, market and interest rate risks. Higher yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments. The Fund may also invest in small and medium sized companies, which may be more susceptible to greater price volatility than larger companies. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has greater a effect on the fund's performance.

                See accompanying index descriptions on page 28.

ING EQUITY AND BOND FUND                              Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, VP & Senior Portfolio Manager, Robert
K. Kinsey VP & Senior Portfolio Manager; Ed Schriver SVP & Portfolio Manager

GOAL: The ING Equity & Bond Fund (the "Fund") seeks a balance of long-term capital appreciation and current income by investing in both equities and bonds.

MARKET OVERVIEW: The U.S. stock market declined significantly in the six months ending November 30, 2002 with the S&P 500 down 11.48%and the NASDAQ down 8.48%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied through the end of November. The stock market was buffeted during the third calendar quarter by a number of concerns: 1) The fear of a double dip recession as an already slow economic rebound began to falter; 2) A below average rebound in corporate profits; 3) An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4) Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied by some better than expected signs of economic growth; by a further cut in interest rates by the Federal Reserve; and by narrowing quality spreads in the debt markets.

For the last six months, the stocks of larger companies out performed those of small and mid-sized companies. Looking at the S&P/Barra style based indices, Growth stocks modestly out performed Value stocks across the capitalization spectrum.

Over the course of the last six months, the U. S. corporate bond market has been repeatedly shocked by issuer specific credit and/or liquidity concerns. Issuers that represent sizeable portions of the tradable corporate debt have plummeted into junk status with alarming speed. Fraudulent accounting, lax corporate governance, or weak earnings created an environment of extreme illiquidity for many issuers product until just recently. However, during November the Lehman Credit index staged its biggest one-month rally ever; this widely watched corporate bond index rose 2.42%. Extreme under-valuations, the rally in equities, and short covering by hedge funds inspired a dramatic rally in riskier bonds even as benchmark Treasury yields moved higher.

Although the yield on ten-year U. S. Treasuries has breached forty year lows late in the period, interest rates have started to rise again as the equity markets rebound. The Fed rate cut of fifty basis points and hopes for a more stable earnings environment has whetted the risk appetite of investors. Yet, concerns about increasing U. S. government deficits resulting from tax relief and the war on terrorism will likely push interest rates higher in the months to come. Economic and political events in Brazil and Venezuela handicapped returns on emerging market debt for most of the period.

With respect to the high yield market, volatility was also very high. High yield spreads set new record wide levels during October (as measured by the Merrill Lynch High Yield Master II Index) only to snap back dramatically during November with one of the five best monthly returns ever. Over the six-month period, high yield declined 5.75% (as measured by the Merrill Lynch High Yield Master II Index). Sector returns varied widely within the overall index. Cable TV and electric utility bonds declined over 21% and telecommunications bonds continued their slide with a 17% loss. On the positive side, capital goods and energy (oil/gas) bonds returned 7 to 9%.

PERFORMANCE: For the six-month period ended November 30, 2002, the Fund's Class Q shares returned -6.91% compared to -13.60% for the S&P Barra Value Index, 4.98% for the Lehman Brothers Aggregate Bond Index and -4.73% for the Composite Index (60% S&P 500 Index / 40% Lehman Brothers Aggregate Bond Index).

PORTFOLIO SPECIFICS: The Fund is being managed in a value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this is a good way to manage money over the long run. However, it is worthwhile to point out that the stock market isn't stupid. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are solved (if ever). In return, the investor receives the potential "benefit" of buying investments on sale.

This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under performance of the Fund for the last six months relative to the S&P500 and the S&P/Barra Value Index is more than attributable to the Fund's large and unsuccessful investment in the Electric Utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices; debt heavy balance sheets; the California energy crisis; regional over capacity; lower demand for electricity due to the recession; a collapse in energy trading; declining profit margins; and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks APPEARED "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the Utility investment substantially, but not before it negatively impacted the performance of the Fund. There is a general lesson in this with regard to value investing:
If the problem that is making the stock cheap turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

Much did go right over the last six months. The Fund's underweight in Technology, Financial, and Energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the Utilities.

The investment grade component of the bond portfolio posted positive returns for the month, the quarter, and year-to-date. Our tactically risk averse stance allowed us to avoid serious damage from the many credit bombs that plagued the domestic credit markets earlier this year. Given that domestic corporate spreads gapped out to a historical wide in the Fall, we began to add riskier credits at bargain prices relative to government bonds. Allocations to high yield, emerging market debt, and equities were also increased recently. Both the rally in equities and the Fed rate cut, while coincident to our assumption of more risk, has moderated the fears of corporate bond investors for the near-term.

We estimate that it out performed both comparable indicies and the mutual fund aggregate. The fund benefited from an underweight position in telecommunications and an initial underweight in utilities as well as from an overweight position in gaming. During the period, we added to telecommunications with fortunate timing and we added to utilities with less than fortunate timing. On the negative side, performance was held back by overweight positions in rental services and publishing as well as adverse credit selection in publishing.

MARKET OUTLOOK: While the length and depth of the market decline over the last couple of years has been painful, the good news is that stocks are now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that hasn't been experienced for any extended period

Portfolio Managers' Report                              ING EQUITY AND BOND FUND
--------------------------------------------------------------------------------

since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation is seemingly under control, and the Federal Reserve has been accommodating.

The market continues to deal with a number of issues including: Accounting integrity and corporate governance; record levels of corporate and consumer debt; the intermediate term trajectory of the economy; the long-term growth of corporate profits; and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the '80's and '90's. In fact, stocks may well provide returns below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are overweighted compared to the Value indices (about in line with the S&P 500). As an offset, we are underweighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1). To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2). Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

Although we expect the U. S. economy to sputter along absent an exogenous event such as war with Iraq, yields on benchmark U. S. treasuries may continue to rise in the face of increased government issuance. Consequently, our duration is short versus the benchmark, and we have taken defensive positions in German and Canadian five-year bonds. Riskier bond sectors and issuers may have rallied from their lows, but we still see potential value in a number of corporate and emerging market names.

While economic growth remains constrained, many market forecasters are predicting stronger growth by mid-2003. Default rates appear to have peaked, but may decline only slowly if the economic recovery remains modest. We believe that many high yield issuers will likely improve their balance sheets in a slow-growth environment, and that the securities of many of these companies remain undervalued despite the recent market rally.

                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                           FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                                          -----------------------------------------
                                                                                    SINCE INCEPTION
                                                          1 YEAR        5 YEAR          8/31/95
                                                          ------        ------          -------
Including Sales Charge:
  Class Q                                                  -8.06%        2.48%           6.73%
S&P Barra Value Index                                     -15.24%        0.66%           8.16%(1)
Lehman Brothers Aggregate Bond Index                        7.34%        7.32%           7.47%(1)
Composite Index (60% S&P 500 Index/40% Lehman Brothers
  Aggregate Bond Index)                                    -7.07%        3.96%           8.81%(1)

Based on a $10,000 initial investment, the graph above illustrates the total return of ING Equity and Income Fund against the S&P Barra Value Index, Lehman Brothers Aggregate Bond Index and Composite Index (60% S&P 500 Index, 40% Lehman Brothers Aggregate Bond Index). The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolios, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index.

Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the Fund.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 9/1/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities. Credit, interest rate and other risks that accompany debt investments. The Fund may invest up to 20% of its total assets in foreign securities. International investing does pose special risks, including currency fluctuation, economic and political risks not found in investments that are solely domestic. Higher yields reflect the higher credit risks associated with certain lower rated securities in the Fund's portfolio and in some cases, the lower market prices for those instruments.

                See accompanying index descriptions on page 28.

ING REAL ESTATE FUND                                  Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: T. Ritson Ferguson, Kenneth D. Campbell and team at Clarion CRA Securities.

GOAL: The ING Real Estate Fund (the "Fund" formerly CRA Realty Shares Portfolio(1)) seeks total return through investment in publicly traded real estate companies (primarily Real Estate Investment Trusts (REITs)) in the United States with a combination of above average dividend income and long-term growth of capital.

MARKET OVERVIEW: The ride in real estate stocks was not boring this year. REITs advanced nearly 14% in the first half of the year, only to succumb in the second half of the year to the negative trends of the broad market and increasing concern of a prolonged slump in real estate demand. After a string of positive return months to start the year, REITs were caught in the severe downdraft of the equity markets in July. Selling pressure again in September and early October re-tested the low prices of July. However, value ultimately won out, and a rally that began in mid-October carried through in November to drive real estate stocks towards a modestly positive finish for the year.

PERFORMANCE: For the one month ended November 30, 2002, the Fund's Class I shares provided a total return of 4.11% compared to the Wilshire Real Estate Securities Index which returned 4.94% for the same period. For the period from November 20, 2002 (commencement of operations) to November 30, 2002, the Fund's Class B Shares, excluding sales charges returned 1.20%.

PORTFOLIO SPECIFICS: The Fund's performance relative to its benchmark has been driven by a combination of good property sector allocations and good stock selection. In 2002, the major driver of performance was earnings stability (or lack thereof). Relative earnings stability powered above average performance in four property sectors overweighted in the Fund: malls, shopping centers, industrial and health care properties. The slumping economy had the most negative impact on earnings and price performance for the office, apartment and hotel sectors (all of which are underweighted in the Fund). The Fund's specific holdings within these four top performing groups delivered above average performance and accounted for the positive contribution to relative performance from stock selection. The portfolio continues to be defensively oriented toward property sectors and individual companies that have less exposure to the currently weak real estate market conditions. As the economy's strength rebuilds and job growth returns we expect better performance from hotel, apartment and office companies in 2003. The average dividend yield of the securities held in the fund is 7.2%

MARKET OUTLOOK: Assuming the U.S. economy continues to grow at a pace of 2% - 4% and that inflation remains tame in the 2% - 3% range, we expect interest rates, to stay low through 2003. It's hard to say whether REITs will outperform the broad market again next year. After three years of negative returns, many are hopeful that the broad market is ready to deliver some positive returns in 2003. We expect another solid but unspectacular year ahead for REITs as earnings will likely be essentially flat given continued soft real estate market fundamentals.

The President's proposal to eliminate taxes on dividends is likely to have little impact on REITs. REIT dividends are excluded from the tax relief since REITs pay essentially no corporate taxes. The impact on REITs is a relative negative, not an absolute one. Two factors should serve to mitigate whatever impact the proposed legislation has on REIT share prices. First, it is reasonable to assume that any final legislation passed will over something less than full the full relief proposed. Second, the majority of current REIT shareholders are tax-exempt (e.g., pension funds and IRA or 401(K) account investors). Consequently, we think there will be little motivation for current shareholders to sell REITs because of the President's proposal. Even if other dividend stocks rally, REIT share prices don't necessarily fall because they haven't lost any of their current favorable tax-exempt corporate status nor has the attractive 7.1% dividend been reduced.

----------
(1) On November 4, 2002, pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the CRA Realty Shares Portfolio (the "Acquired Fund") were transferred to a newly created series of the ING Equity Trust, the ING Real Estate Fund (the "Acquiring Fund") in exchange for shares of the Acquiring Fund.

Portfolio Managers' Report                                  ING REAL ESTATE FUND
--------------------------------------------------------------------------------

Over the intermediate term, we expect continued good returns from real estate stocks and feel they are well positioned to do well when the economy rebounds for the following reasons:

1) Falling construction levels down over 30% in the last two years should allow a quicker recovery when demand returns.

2) Real estate stocks are trading at discounts to estimated private market values for similar real estate by an average of 3%.

3) Average dividend yield of 7.1% offers a very compelling 320 basis point spread to 10-year Treasuries (versus an historical spread of only 50 basis points). Despite a lot of press about dividend cuts, we believe REIT dividends are generally secure. In fact, we expect many companies to increase their dividends next year.

4) Price appreciation potential exists as the outlook for real estate fundamentals improves because the current 9.4 cash earnings multiple is 23% below the long-term average multiple of 12.2.

                                               AVERAGE ANNUAL TOTAL RETURNS
                                         FOR THE PERIODS ENDED NOVEMBER 30, 2002
                                         ---------------------------------------
                                                                 SINCE INCEPTION
                                                                   OF CLASS I
                                         1 YEAR       5 YEAR        12/31/96
                                         ------       ------        --------
Class I(2)                                6.48%        4.26%         6.69%
Wilshire Real Estate Security Index       4.09%        3.60%         5.84%(1)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Real Estate Fund against the Wilshire Real Estate Security Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. Total returns reflect the fact that the Investment Manager has waived certain fees and operating expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period.

Total returns would have have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Since inception performance for the index is shown from 01/01/1997.

(2) Reflects performance of predecessor mutual fund, CRA Realty Shares portfolio through November 4, 2002, when the reorganization was completed.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in real estate equities and volatility due to non-diversification of investments. Subject to risks similar to those associated with the direct ownership of real estate.

                See accompanying index descriptions on page 28.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks chosen for market size, liquidity, and industry group representation.

The DOW JONES INDUSTRIAL AVERAGE is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry.

The RUSSELL 1000 GROWTH INDEX is an index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all Nasdaq National Market & SmallCap stocks.

The RUSSELL MIDCAP GROWTH INDEX consists of securities with capitalizations between $450 million and $3.8 billion with greater than average growth orientation.

The RUSSELL 2000 GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 3000 INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

The RUSSELL 2000 INDEX consists of the smallest 2,000 companies in the Russell 3000 Index.

The NASDAQ 100 FINANCIAL INDEX is a capitalization-weighted index of the 100 largest financial companies, as well as foreign issues, including American Depositary Receipts, traded on the Nasdaq National Market System and SmallCap Market.

The S&P MIDCAP 400 INDEX is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The RUSSELL 2000 VALUE INDEX is an index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The LEHMAN BROTHERS AGGREGATE BOND INDEX is a widely recognized index of publicly issued fixed rate U.S. government, investment grade mortgage-backed and corporate debt securities.

The S&P BARRA VALUE INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have low price-to-book ratios.

The S&P BARRA GROWTH INDEX is a capitalization-weighted index of all the stocks in the S&P 500 Index that have high price-to-book ratios.

The NASDAQ 100 INDEX is a modified capitalization-weighted index of the 100 largest and most active non-financial domestic and international issues listed on the Nasdaq.

The RUSSELL MIDCAP VALUE INDEX is an index that measures the performance of Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index.

The CREDIT SUISSE FIRST BOSTON CONVERTIBLE INDEX is an index representing the universe of convertible securities.

The NASDAQ BIOTECHNOLOGY INDEX contains companies primarily engaged in using biomedical research for the discovery or development of novel treatments or cures for human disease which also meet other eligibility criteria. The Nasdaq Biotechnology Index is calculated under a modified capitalization-weighted methodology.

The RUSSELL 200 VALUE INDEX measures the performance of those Russell 200 companies with lower price-to-book ratios and lower forecasted growth values.

The MERRILL LYNCH HIGH YIELD MASTER II INDEX is an unmanaged market value-weighted index of all domestic and Yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have credit rating lower than BBB-/Baa3 but are not in default.

The WILSHIRE REAL ESTATE SECURITY INDEX measures the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       ING                 ING                 ING
                                                     GROWTH +             GROWTH             LARGECAP
                                                      VALUE           OPPORTUNITIES           GROWTH
                                                       FUND                FUND                FUND
                                                  --------------      --------------      --------------
ASSETS:
Investments in securities at value*               $  237,344,219      $  207,583,404      $  185,902,366
Short-term investments at amortized cost                      --           5,317,000           1,446,000
Cash                                                          --                 428                 736
Receivables:
  Investment securities sold                           6,619,481           9,729,338          15,107,947
  Fund shares sold                                       107,766             384,442             139,300
  Dividends and interest                                  53,218              43,839              89,451
  Other                                                       --                  --              66,729
Prepaid expenses                                          39,380              35,807              41,416
Reimbursement due from manager                                --                  --              45,432
                                                  --------------      --------------      --------------
  Total assets                                       244,164,064         223,094,258         202,839,377
                                                  --------------      --------------      --------------
LIABILITIES:
Payable for investment securities purchased            3,020,612          14,766,568          10,599,031
Payable for fund shares redeemed                         531,879             444,155             280,590
Payable to affiliates                                    434,598             287,953             239,130
Payable to custodian                                      40,281                  --                  --
Other accrued expenses and liabilities                   363,476             281,463             356,169
                                                  --------------      --------------      --------------
  Total liabilities                                    4,390,846          15,780,139          11,474,920
                                                  --------------      --------------      --------------
NET ASSETS                                        $  239,773,218      $  207,314,119      $  191,364,457
                                                  ==============      ==============      ==============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                   $  758,884,668      $  655,566,014      $  590,616,418
Accumulated net investment loss                       (2,724,304)         (1,851,904)         (1,303,167)
Accumulated net realized loss on investments        (529,582,458)       (465,433,316)       (420,472,241)
Net unrealized appreciation of investments            13,195,312          19,033,325          22,523,447
                                                  --------------      --------------      --------------
NET ASSETS                                        $  239,773,218      $  207,314,119      $  191,364,457
                                                  ==============      ==============      ==============
* Cost of investment in securities                $  224,148,907      $  188,550,079      $  163,378,919

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------


                                                               ING              ING               ING
                                                            GROWTH +          GROWTH           LARGECAP
                                                              VALUE        OPPORTUNITIES        GROWTH
                                                              FUND             FUND              FUND
                                                         -------------     -------------     -------------
CLASS A:
Net Assets                                               $  60,476,881     $  64,537,901     $  45,194,640
Shares authorized                                            unlimited         unlimited         unlimited
Par value                                                $        0.01     $        0.01     $        0.00
Shares outstanding                                           7,816,068         5,838,849         3,239,868
Net asset value and redemption price per share           $        7.74     $       11.05     $       13.95
Maximum offering price per share (5.75%)(1)              $        8.21     $       11.72     $       14.80

CLASS B:
Net Assets                                               $ 118,783,399     $  58,250,558     $  79,977,291
Shares authorized                                            unlimited         unlimited         unlimited
Par value                                                $        0.01     $        0.01     $        0.00
Shares outstanding                                          16,112,344         5,642,906         5,852,571
Net asset value and redemption price per share(2)        $        7.37     $       10.32     $       13.67
Maximum offering price per share                         $        7.37     $       10.32     $       13.67

CLASS C:
Net Assets                                               $  60,203,783     $  28,450,559     $  36,272,820
Shares authorized                                            unlimited         unlimited         unlimited
Par value                                                $        0.01     $        0.01     $        0.00
Shares outstanding                                           8,170,914         2,751,263         2,662,175
Net asset value and redemption price per share(2)        $        7.37     $       10.34     $       13.63
Maximum offering price per share                         $        7.37     $       10.34     $       13.63

CLASS I:
Net Assets                                                         n/a     $  47,287,745     $  20,289,772
Shares authorized                                                  n/a         unlimited         unlimited
Par value                                                          n/a     $        0.01     $        0.00
Shares outstanding                                                 n/a         4,146,068         1,420,541
Net asset value and redemption price per share                     n/a     $       11.41     $       14.28
Maximum offering price per share                                   n/a     $       11.41     $       14.28

CLASS Q:
Net Assets                                               $     309,155     $       2,632     $   9,629,934
Shares authorized                                            unlimited         unlimited         unlimited
Par value                                                $        0.01     $        0.01     $        0.00
Shares outstanding                                              40,318               240           675,525
Net asset value and redemption price per share           $        7.67     $       10.96     $       14.26
Maximum offering price per share                         $        7.67     $       10.96     $       14.26

CLASS T:
Net Assets                                                         n/a     $   8,784,724               n/a
Shares authorized                                                  n/a         unlimited               n/a
Par value                                                          n/a     $        0.01               n/a
Shares outstanding                                                 n/a           843,103               n/a
Net asset value and redemption price per share(2)                  n/a     $       10.42               n/a
Maximum offering price per share                                   n/a     $       10.42               n/a

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

   STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       ING                 ING                ING
                                                      MIDCAP             SMALLCAP           RESEARCH
                                                  OPPORTUNITIES       OPPORTUNITIES      ENHANCED INDEX
                                                       FUND                FUND               FUND
                                                  --------------      --------------      -------------
ASSETS:
Investments in securities at value*               $  182,411,033      $  326,430,682      $  90,310,310
Short-term investments at amortized cost               9,733,000           4,842,000            516,000
Cash                                                         711                 874                206
Receivables:
  Investment securities sold                           6,974,398           2,833,732          3,189,097
  Fund shares sold                                        90,968             676,281             24,611
  Dividends and interest                                  66,789               3,319            157,735
Prepaid expenses                                          58,464              70,563                 --
Reimbursement due from manager                            48,614                  --             37,171
                                                  --------------      --------------      -------------
  Total assets                                       199,383,977         334,857,451         94,235,130
                                                  --------------      --------------      -------------
LIABILITIES:
Payable for investment securities purchased           12,740,647           7,032,980          3,314,289
Payable for fund shares redeemed                         377,156           1,256,304            218,411
Payable to affiliates                                    302,579             492,647            118,535
Other accrued expenses and liabilities                   216,892             267,365            112,314
                                                  --------------      --------------      -------------
  Total liabilities                                   13,637,274           9,049,296          3,763,549
                                                  --------------      --------------      -------------
NET ASSETS                                        $  185,746,703      $  325,808,155      $  90,471,581
                                                  ==============      ==============      =============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                   $  358,797,190      $  669,171,810      $ 149,721,908
Accumulated net investment loss                       (1,501,242)         (3,239,189)          (121,661)
Accumulated net realized loss on investments        (190,870,996)       (386,367,505)       (52,547,276)
Net unrealized appreciation (depreciation) of
  investments                                         19,321,751          46,243,039         (6,581,390)
                                                  --------------      --------------      -------------
NET ASSETS                                        $  185,746,703      $  325,808,155      $  90,471,581
                                                  ==============      ==============      =============
* Cost of investments in securities               $  163,089,282      $  280,187,643      $  96,891,700

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                           ING               ING               ING
                                                          MIDCAP          SMALLCAP           RESEARCH
                                                      OPPORTUNITIES     OPPORTUNITIES     ENHANCED INDEX
                                                           FUND              FUND              FUND
                                                      -------------     -------------     -------------
CLASS A:
Net Assets                                            $  48,212,612     $ 134,582,921     $   8,000,499
Shares authorized                                         unlimited         unlimited         unlimited
Par value                                             $        0.01     $        0.01     $        0.01
Shares outstanding                                        4,957,118         7,140,207         1,077,362
Net asset value and redemption price per share        $        9.73     $       18.85     $        7.43
Maximum offering price per share (5.75%)(1)           $       10.32     $       20.00     $        7.88

Class B:
Net Assets                                            $  49,387,921     $ 102,011,238     $  37,924,970
Shares authorized                                         unlimited         unlimited         unlimited
Par value                                             $        0.01     $        0.01     $        0.01
Shares outstanding                                        5,229,154         5,808,061         5,249,559
Net asset value and redemption price per share(2)     $        9.44     $       17.56     $        7.22
Maximum offering price per share                      $        9.44     $       17.56     $        7.22

CLASS C:
Net Assets                                            $  74,145,520     $  77,498,679     $  25,501,606
Shares authorized                                         unlimited         unlimited         unlimited
Par value                                             $        0.01     $        0.01     $        0.01
Shares outstanding                                        7,889,795         4,421,479         3,529,102
Net asset value and redemption price per share(2)     $        9.40     $       17.53     $        7.23
Maximum offering price per share                      $        9.40     $       17.53     $        7.23

CLASS I:
Net Assets                                            $   9,149,209     $   7,678,417     $  19,044,506
Shares authorized                                         unlimited         unlimited         unlimited
Par value                                             $        0.01     $        0.01     $        0.01
Shares outstanding                                          923,189           405,922         2,531,792
Net asset value and redemption price per share        $        9.91     $       18.92     $        7.52
Maximum offering price per share                      $        9.91     $       18.92     $        7.52

CLASS Q:
Net Assets                                            $   4,851,441     $   1,568,959               n/a
Shares authorized                                         unlimited         unlimited               n/a
Par value                                             $        0.01     $        0.01               n/a
Shares outstanding                                          496,024            83,054               n/a
Net asset value and redemption price per share        $        9.78     $       18.89               n/a
Maximum offering price per share                      $        9.78     $       18.89               n/a

CLASS T:
Net Assets                                                      n/a     $   2,467,941               n/a
Shares authorized                                               n/a         unlimited               n/a
Par value                                                       n/a     $        0.01               n/a
Shares outstanding                                              n/a           139,058               n/a
Net asset value and redemption price per share(2)               n/a     $       17.75               n/a
Maximum offering price per share                                n/a     $       17.75               n/a

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

   STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                       ING                                 ING              ING
                                                  LARGE COMPANY          ING              MIDCAP          SMALLCAP
                                                      VALUE            MAGNACAP            VALUE            VALUE
                                                       FUND              FUND              FUND             FUND
                                                  -------------     -------------     -------------     ------------
ASSETS:
Investments in securities at value*               $ 140,366,438     $ 241,689,451     $  32,767,497     $ 31,012,737
Short-term investments at amortized cost              1,452,000         4,673,000         1,027,000          972,000
Cash                                                         59               967                64              649
Receivables:
  Investment securities sold                                 --           253,856           888,879          176,421
  Fund shares sold                                      149,115                --           342,776          242,784
  Dividends and interest                                249,873           425,444            43,671           44,846
  Other                                                   2,397            56,143                --               --
Prepaid expenses                                         38,647            32,281            62,488           47,661
Reimbursement due from manager                               --                --            17,948           16,116
                                                  -------------     -------------     -------------     ------------
  Total assets                                      142,258,529       247,131,142        35,150,323       32,513,214
                                                  -------------     -------------     -------------     ------------
LIABILITIES:
Payable for investment securities purchased                  --                --           881,025               --
Payable for fund shares redeemed                        153,125           296,442            39,584           18,335
Payable to affiliates                                   120,233           251,355            45,048           43,568
Other accrued expenses and liabilities                  196,171           322,979            65,180           63,784
                                                  -------------     -------------     -------------     ------------
  Total liabilities                                     469,529           870,776         1,030,837          125,687
                                                  -------------     -------------     -------------     ------------
NET ASSETS                                        $ 141,789,000     $ 246,260,366     $  34,119,486     $ 32,387,527
                                                  =============     =============     =============     ============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                   $ 187,308,566     $ 326,419,862     $  48,566,934     $ 37,102,822
Undistributed net investment income
  (accumulated net investment loss)                     188,292            24,605          (136,188)        (473,244)
Accumulated net realized loss on investments        (14,444,998)      (10,337,299)       (3,012,936)        (836,812)
Net unrealized depreciation of investments          (31,262,860)      (69,846,802)      (11,298,324)      (3,405,239)
                                                  -------------     -------------     -------------     ------------
NET ASSETS                                        $ 141,789,000     $ 246,260,366     $  34,119,486     $ 32,387,527
                                                  =============     =============     =============     ============
* Cost of investments in securities               $ 171,629,298     $ 311,536,253     $  44,065,821     $ 34,417,976

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                        ING                              ING               ING
                                                   LARGE COMPANY         ING            MIDCAP           SMALLCAP
                                                       VALUE           MAGNACAP          VALUE             VALUE
                                                        FUND             FUND            FUND              FUND
                                                   -------------    -------------    -------------    -------------
CLASS A:
Net Assets                                         $ 136,891,333    $ 167,767,665    $  14,204,003    $  13,358,704
Shares authorized                                      unlimited       80,000,000        unlimited        unlimited
Par value                                          $       0.001    $        0.00    $       0.001    $       0.001
Shares outstanding                                    11,297,127       19,579,311        1,906,905        1,436,480
Net asset value and redemption price per share     $       12.12    $        8.57    $        7.45    $        9.30
Maximum offering price per share (5.75%)(1)        $       12.86    $        9.09    $        7.90    $        9.87

CLASS B:
Net Assets                                         $   3,714,245    $  55,791,102    $  10,879,147    $   8,441,816
Shares authorized                                      unlimited       80,000,000        unlimited        unlimited
Par value                                          $       0.001    $        0.00    $       0.001    $       0.001
Shares outstanding                                       310,234        6,748,945        1,459,439          908,795
Net asset value and redemption price per
  share(2)                                         $       11.97    $        8.27    $        7.45    $        9.29
Maximum offering price per share                   $       11.97    $        8.27    $        7.45    $        9.29

CLASS C:
Net Assets                                         $   1,169,447    $   7,332,907    $   8,860,637    $  10,308,172
Shares authorized                                      unlimited       20,000,000        unlimited        unlimited
Par value                                          $       0.001    $        0.00    $       0.001    $       0.001
Shares outstanding                                        97,882          886,281        1,188,898        1,110,720
Net asset value and redemption price per
  share(2)                                         $       11.95    $        8.27    $        7.45    $        9.28
Maximum offering price per share                   $       11.95    $        8.27    $        7.45    $        9.28

CLASS I:
Net Assets                                                   n/a              n/a    $     163,002    $     278,223
Shares authorized                                            n/a              n/a        unlimited        unlimited
Par value                                                    n/a              n/a    $       0.001    $       0.001
Shares outstanding                                           n/a              n/a           21,867           29,962
Net asset value and redemption price per share               n/a              n/a    $        7.45    $        9.29
Maximum offering price per share                             n/a              n/a    $        7.45    $        9.29

CLASS M:
Net Assets                                                   n/a    $   8,154,603              n/a              n/a
Shares authorized                                            n/a        5,000,000              n/a              n/a
Par value                                                    n/a    $        0.00              n/a              n/a
Shares outstanding                                           n/a          964,578              n/a              n/a
Net asset value and redemption price per
  share(3)                                                   n/a    $        8.45              n/a              n/a
Maximum offering price per share                             n/a    $        8.76              n/a              n/a

CLASS Q:
Net Assets                                         $      13,975    $   7,214,089    $      12,697    $         612
Shares authorized                                      unlimited       20,000,000        unlimited        unlimited
Par value                                          $       0.001    $        0.00    $       0.001    $       0.001
Shares outstanding                                         1,153          842,394            1,707               65
Net asset value and redemption price per share     $       12.12    $        8.56    $        7.44    $        9.39
Maximum offering price per share                   $       12.12    $        8.56    $        7.44    $        9.39

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3) Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                          ING                ING
                                                       ING             EQUITY AND            REAL
                                                   CONVERTIBLE            BOND              ESTATE
                                                       FUND               FUND               FUND
                                                  --------------      -------------      ------------
ASSETS:
Investments in securities at value*               $  183,198,459      $  87,480,587      $101,027,264
Short-term investments at amortized cost               6,366,000          2,422,000           570,027
Cash                                                         657                 --                --
Receivables:
  Investment securities sold                           1,048,733            558,948         3,438,506
  Fund shares sold                                       132,047              7,408             2,649
  Dividends and interest                                 848,210            528,165           162,699
Prepaid expenses                                          32,042             35,888           120,259
Reimbursement due from manager                                --                251            17,509
                                                  --------------      -------------      ------------
  Total assets                                       191,626,148         91,033,247       105,338,913
                                                  --------------      -------------      ------------
LIABILITIES:
Payable for investment securities purchased                   --                 --         1,449,456
Payable for fund shares redeemed                       1,063,866            159,352                --
Payable to affiliates                                    256,211            108,519            64,717
Payable to custodian                                          --            353,335                --
Payable for organization fees                                 --                 --           124,794
Other accrued expenses and liabilities                   224,908              2,988            50,209
                                                  --------------      -------------      ------------
  Total liabilities                                    1,544,985            624,194         1,689,176
                                                  --------------      -------------      ------------
NET ASSETS                                        $  190,081,163      $  90,409,053      $103,649,737
                                                  ==============      =============      ============
NET ASSETS WERE COMPRISED OF:
Paid-in Capital                                   $  294,097,356      $ 111,271,698      $ 98,829,603
Undistributed net investment income                    1,805,318            497,803           303,774
Accumulated net realized loss on investments        (103,976,140)        (7,019,595)       (5,991,068)
Net unrealized appreciation (depreciation) of
  investments                                         (1,845,371)       (14,340,853)       10,507,428
                                                  --------------      -------------      ------------
NET ASSETS                                        $  190,081,163      $  90,409,053      $103,649,737
                                                  ==============      =============      ============
* Cost of investment in securities                $  185,043,830      $ 101,821,936      $ 90,785,913

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF ASSETS AND LIABILITIES as of November 30, 2002 (Unaudited)
                                  (Continued)
--------------------------------------------------------------------------------

                                                                              ING              ING
                                                             ING           EQUITY AND          REAL
                                                         CONVERTIBLE          BOND            ESTATE
                                                             FUND             FUND             FUND
                                                         ------------     ------------     -------------
CLASS A:
Net Assets                                               $ 47,969,360     $ 47,991,785               n/a
Shares authorized                                           unlimited        unlimited               n/a
Par Value                                                $       0.00     $       0.00               n/a
Shares outstanding                                          3,229,214        4,316,838               n/a
Net asset value and redemption price per share           $      14.85     $      11.12               n/a
Maximum offering price per share (5.75%)(1)              $      15.76     $      11.80               n/a

CLASS B:
Net Assets                                               $ 71,477,027     $ 23,866,694     $      58,647
Shares authorized                                           unlimited        unlimited         unlimited
Par Value                                                $       0.00     $       0.00     $        0.00
Shares outstanding                                          4,389,012        1,996,431             5,793
Net asset value and redemption price per share(2)        $      16.29     $      11.95     $       10.12
Maximum offering price per share                         $      16.29     $      11.95     $       10.12

CLASS C:
Net Assets                                               $ 65,707,631     $ 14,906,783               n/a
Shares authorized                                           unlimited        unlimited               n/a
Par Value                                                $       0.00     $       0.00               n/a
Shares outstanding                                          4,313,957        1,400,321               n/a
Net asset value and redemption price per share(2)        $      15.23     $      10.65               n/a
Maximum offering price per share                         $      15.23     $      10.65               n/a

CLASS Q:
Net Assets                                               $  4,927,145     $    184,229               n/a
Shares authorized                                           unlimited        unlimited               n/a
Par Value                                                $       0.00     $       0.00               n/a
Shares outstanding                                            341,425           16,692               n/a
Net asset value and redemption price per share           $      14.43     $      11.04               n/a
Maximum offering price per share                         $      14.43     $      11.04               n/a

CLASS I:
Net Assets                                                        n/a              n/a     $ 103,591,090
Shares authorized                                                 n/a              n/a         unlimited
Par Value                                                         n/a              n/a     $        0.00
Shares outstanding                                                n/a              n/a         9,964,932
Net asset value and redemption price per share                    n/a              n/a     $       10.39
Maximum offering price per share                                  n/a              n/a     $       10.39

CLASS T:
Net Assets                                                        n/a     $  3,459,562               n/a
Shares authorized                                                 n/a        unlimited               n/a
Par Value                                                         n/a     $       0.00               n/a
Shares outstanding                                                n/a          290,276               n/a
Net asset value and redemption price per share                    n/a     $      11.92               n/a
Maximum offering price per share(2)                               n/a     $      11.92               n/a

----------
(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchase of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                ING                 ING                   ING
                                                              GROWTH +             GROWTH               LARGECAP
                                                                VALUE           OPPORTUNITIES            GROWTH
                                                                FUND                FUND                  FUND
                                                           --------------       --------------       --------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                           $      666,742       $      402,452       $      691,313
Interest                                                           78,408               22,672               29,843
                                                           --------------       --------------       --------------
  Total investment income                                         745,150              425,124              721,156
                                                           --------------       --------------       --------------
EXPENSES:
Investment management fees                                      1,430,859            1,032,539              787,775
Distribution and service fees:
  Class A                                                         106,645              100,180               88,500
  Class B                                                         704,428              316,053              433,852
  Class C                                                         369,264              158,498              198,306
  Class Q                                                             421                    5               15,232
  Class T                                                              --               45,163                   --
Transfer agent fees:
  Class A                                                          43,648               49,867               83,545
  Class B                                                          86,437               47,176              143,321
  Class C                                                          45,308               23,649               65,501
  Class I                                                              --                  211               10,484
  Class Q                                                             153                   --                6,066
  Class T                                                              --                7,097                   --
Administrative and service fees                                   275,740              213,216              105,037
Shareholder reporting expense                                     200,322              127,670              156,601
Registration and filing fees                                       40,307               39,526               38,740
Professional fees                                                  73,770               51,709               73,987
Custody and accounting fees                                        59,454               36,016               49,266
Directors' fees                                                     8,760                6,536                   --
Insurance expense                                                   2,404                1,905                   --
Organization expense                                                   --                   --                7,406
Offering expense                                                       --                   --                1,844
Miscellaneous expense                                              21,534               20,012               22,709
                                                           --------------       --------------       --------------
  Total expenses                                                3,469,454            2,277,028            2,288,172
                                                           --------------       --------------       --------------
Less:
  Net waived and reimbursed fees                                       --                   --              263,849
                                                           --------------       --------------       --------------
  Net expenses                                                  3,469,454            2,277,028            2,024,323
                                                           --------------       --------------       --------------
Net investment loss                                            (2,724,304)          (1,851,904)          (1,303,167)
                                                           --------------       --------------       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments                              (85,586,178)         (52,075,392)         (60,985,450)
Net change in unrealized appreciation of investments            8,718,087            3,817,955           17,090,313
                                                           --------------       --------------       --------------
  Net realized and unrealized loss on investments             (76,868,091)         (48,257,437)         (43,895,137)
                                                           --------------       --------------       --------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $  (79,592,395)      $  (50,109,341)      $  (45,198,304)
                                                           ==============       ==============       ==============
*Foreign taxes                                             $           --       $        1,095       $        1,038

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                             ING                  ING                   ING
                                                           MIDCAP               SMALLCAP             RESEARCH
                                                        OPPORTUNITIES        OPPORTUNITIES        ENHANCED INDEX
                                                            FUND                  FUND                 FUND
                                                       --------------       ---------------       --------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                       $      388,094       $        93,205       $      836,104
Interest                                                       75,490                38,793                3,948
Other                                                              --               546,663                   --
                                                       --------------       ---------------       --------------
  Total investment income                                     463,584               678,661              840,052
                                                       --------------       ---------------       --------------
EXPENSES:
Investment management fees                                  1,043,605             1,733,913              335,437
Distribution and service fees:
  Class A                                                      77,404               208,066               11,739
  Class B                                                     261,021               553,145              206,782
  Class C                                                     384,527               421,585              140,219
  Class Q                                                       6,282                 2,656                   --
  Class T                                                          --                14,683                   --
Transfer agent fees:
  Class A                                                      40,601                97,526                4,969
  Class B                                                      41,105                77,714               26,241
  Class C                                                      60,800                59,220               17,787
  Class I                                                           8                   181                  257
  Class Q                                                          14                    53                   --
  Class T                                                          --                 2,168                   --
Administrative and service fees                               205,340               297,861               66,290
Shareholder reporting expense                                  87,655               221,395               40,356
Registration and filing fees                                   56,400                59,659               32,967
Professional fees                                              49,871                67,193               26,795
Custody and accounting fees                                    37,861                57,349               40,564
Directors' fees                                                 7,190                 9,504                2,850
Insurance expense                                               1,475                 2,914                  721
Miscellaneous expense                                          15,430                31,065                7,739
                                                       --------------       ---------------       --------------
  Total expenses                                            2,376,589             3,917,850              961,713
                                                       --------------       ---------------       --------------
Less:
  Net waived and reimbursed fees                              411,763                    --                   --
                                                       --------------       ---------------       --------------
  Net expenses                                              1,964,826             3,917,850              961,713
                                                       --------------       ---------------       --------------
Net investment loss                                        (1,501,242)           (3,239,189)            (121,661)
                                                       --------------       ---------------       --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized loss on investments                          (42,773,828)         (129,511,073)         (11,825,048)
Net change in unrealized appreciation
 (depreciation) of investments                              4,768,859            28,978,598           (3,287,214)
                                                       --------------       ---------------       --------------
  Net realized and unrealized loss on
   investments                                            (38,004,969)         (100,532,475)         (15,112,262)
                                                       --------------       ---------------       --------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $  (39,506,211)      $  (103,771,664)      $  (15,233,923)
                                                       ==============       ===============       ==============
*Foreign taxes                                         $        5,433       $            --       $           55

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                           ING                                   ING             ING
                                                          LARGE               ING              MIDCAP          SMALLCAP
                                                         COMPANY           MAGNACAP             VALUE           VALUE
                                                          FUND               FUND               FUND             FUND
                                                     --------------     --------------     --------------    ------------
INVESTMENT INCOME:
Dividends                                            $    1,561,236     $    2,704,356     $      282,218    $    193,253
Interest                                                     43,775             63,545              6,333           9,749
                                                     --------------     --------------     --------------    ------------
  Total investment income                                 1,605,011          2,767,901            288,551         203,002
                                                     --------------     --------------     --------------    ------------
EXPENSES:
Investment management fees                                  503,543            969,614            180,268         161,286
Distribution and service fees:
  Class A                                                   173,054            251,782             21,910          18,996
  Class B                                                    17,924            297,737             50,034          39,090
  Class C                                                     7,220             37,024             42,067          45,238
  Class M                                                        --             33,084                 --               3
  Class Q                                                        20              8,771                 14              --
Transfer agent fees:
  Class A                                                   117,774            164,424             21,910          18,997
  Class B                                                     3,049             58,293             12,509           9,772
  Class C                                                     1,227              7,251             10,517          11,309
  Class I                                                        --                 --                 19              39
  Class M                                                        --              8,634                 --              --
  Class Q                                                         9                105                  2              --
Administrative and service fees                              71,744             15,284             18,027          16,128
Shareholder reporting expense                                26,188            143,888              7,546           7,219
Registration and filing fees                                 31,931             33,063             27,193          19,233
Professional fees                                            39,779             77,424              5,594           5,460
Custody and accounting fees                                  29,427             33,610             16,374          17,118
Directors' fees                                               8,864             11,567              1,272             910
Insurance expense                                               665              1,830                169             183
Offering expense                                                 --                 --             65,177          65,179
Miscellaneous expense                                         2,520             11,044              2,379           2,612
                                                     --------------     --------------     --------------    ------------
  Total expenses                                          1,034,938          2,164,429            482,981         438,772
                                                     --------------     --------------     --------------    ------------
Less:
  Net waived and reimbursed fees                                 --                 --            100,432          93,976
                                                     --------------     --------------     --------------    ------------
  Net expenses                                            1,034,938          2,164,429            382,549         344,796
                                                     --------------     --------------     --------------    ------------
Net investment income (loss)                                570,073            603,472            (93,998)       (141,794)
                                                     --------------     --------------     --------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:
Net realized loss on investments                         (5,628,427)        (7,908,685)        (3,010,558)     (1,123,239)
Net change in unrealized depreciation of
 investments                                            (25,645,512)       (41,789,542)       (10,837,732)     (3,287,192)
                                                     --------------     --------------     --------------    ------------
  Net realized and unrealized loss on
   investments                                          (31,273,939)       (49,698,227)       (13,848,290)     (4,410,431)
                                                     --------------     --------------     --------------    ------------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS     $  (30,703,866)    $  (49,094,755)    $  (13,942,288)   $ (4,552,225)
                                                     ==============     ==============     ==============    ============

                 See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                              ING
                                                             ING           EQUITY AND
                                                          CONVERTIBLE         BOND                      ING
                                                             FUND             FUND                REAL ESTATE FUND
                                                          -----------      -----------      ---------------------------
                                                           SIX MONTHS       SIX MONTHS       ONE MONTH         YEAR
                                                             ENDED            ENDED            ENDED           ENDED
                                                          NOVEMBER 30,     NOVEMBER 30,     NOVEMBER 30,    OCTOBER 31,
                                                             2002             2002            2002(1)         2002(2)
                                                          -----------      -----------      -----------     -----------
INVESTMENT INCOME:
Dividends                                                 $ 1,259,529      $   668,441      $   596,659     $ 4,969,966
Interest                                                    2,957,864        1,361,833            3,531          48,361
                                                          -----------      -----------      -----------     -----------
  Total investment income                                   4,217,393        2,030,274          600,190       5,018,327
                                                          -----------      -----------      -----------     -----------
EXPENSES:
Investment management fees                                    755,415          356,859           57,620         641,719
Distribution and service fees:
  Class A                                                      89,300           86,800               --              --
  Class B                                                     373,564          131,581               13              --
  Class C                                                     347,072           76,699               --              --
  Class Q                                                       7,883              225               --              --
  Class T                                                          --           13,973               --              --
Transfer agent fees:
  Class A                                                      59,808           50,977               --              --
  Class B                                                      87,570           27,044                3              --
  Class C                                                      81,371           15,765               --              --
  Class I                                                          --               --            3,268          33,037
  Class Q                                                       2,659              179               --              --
  Class T                                                          --            3,829               --              --
Administrative and service fees                               100,722           47,581            8,365         137,461
Shareholder reporting expense                                 103,151           32,454            2,849          16,703
Registration and filing fees                                   33,304           31,872            1,082          12,941
Professional fees                                              42,787           20,419            2,486          29,769
Custody and accounting fees                                    30,236           28,728            3,236          13,813
Directors' fees                                                 4,645            2,136              418           6,811
Insurance expense                                               1,472              606               --              --
Organization expense                                               --               --               --           5,375
Offering expense                                                   --               --           19,245              --
Miscellaneous expense                                          19,614            4,685            1,257           1,689
                                                          -----------      -----------      -----------     -----------
  Total expenses                                            2,140,573          932,412           99,842         899,318
                                                          -----------      -----------      -----------     -----------
Less:
  Net waived and reimbursed fees                               60,230           23,381           17,509              79
                                                          -----------      -----------      -----------     -----------
  Net expenses                                              2,080,343          909,031           82,333         899,239
                                                          -----------      -----------      -----------     -----------
Net investment income                                       2,137,050        1,121,243          517,857       4,119,088
                                                          -----------      -----------      -----------     -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Net realized gain (loss) on investments                    (6,133,148)      (3,319,416)         265,932       1,992,123
Net realized gain on foreign currencies                            --              788               --              --
Net change in unrealized appreciation
  (depreciation) of Investments                            (3,399,071)      (6,019,219)       3,327,428        (193,441)
                                                          -----------      -----------      -----------     -----------
  Net realized and unrealized gain (loss) on
    investments                                            (9,532,219)      (9,337,847)       3,593,360       1,798,682
                                                          -----------      -----------      -----------     -----------
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $(7,395,169)     $(8,216,604)     $ 4,111,217     $ 5,917,770
                                                          ===========      ===========      ===========     ===========

----------
(1)  The Fund changes its fiscal year end to May 31.
(2)  Reflects operating history of a predecessor mutual fund (see Note 1).

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                        ING GROWTH + VALUE FUND
                                                    ------------------------------
                                                      SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                     NOVEMBER 30,       MAY 31,
                                                         2002            2002
                                                    -------------    -------------
FROM OPERATIONS:
Net investment loss                                 $  (2,724,304)   $  (8,512,418)
Net realized loss on investments                      (85,586,178)    (135,053,076)
Net change in unrealized appreciation
 (depreciation) of investments                          8,718,087      (36,957,292)
                                                    -------------    -------------
Net decrease in net assets resulting from
 operations                                           (79,592,395)    (180,522,786)
                                                    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                       15,141,468      118,982,140
Cost of shares redeemed                               (70,405,084)    (233,711,496)
                                                    -------------    -------------
Net decrease in net assets resulting from capital
 share transactions                                   (55,263,616)    (114,729,356)
                                                    -------------    -------------
Net decrease in net assets                           (134,856,011)    (295,252,142)
                                                    -------------    -------------
NET ASSETS:
Beginning of period                                   374,629,229      669,881,371
                                                    -------------    -------------
End of period                                       $ 239,773,218    $ 374,629,229
                                                    =============    =============
Accumulated net investment loss                     $  (2,724,341)   $          --
                                                    =============    =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                ING GROWTH OPPORTUNITIES FUND      ING LARGECAP GROWTH FUND
                                               ------------------------------    ------------------------------
                                                 SIX MONTHS          YEAR         SIX MONTHS           YEAR
                                                   ENDED            ENDED            ENDED            ENDED
                                                NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                                                    2002             2002             2002             2002
                                               -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment loss                            $  (1,851,904)   $  (7,224,856)   $  (1,303,167)   $  (5,792,622)
Net realized loss on investments                 (52,075,392)    (148,410,703)     (60,985,450)    (178,879,014)
Net change in unrealized appreciation of
 investments                                       3,817,955        8,273,970       17,090,313       22,043,801
                                               -------------    -------------    -------------    -------------
Net decrease in net assets resulting from
 operations                                      (50,109,341)    (147,361,589)     (45,198,304)    (162,627,835)
                                               -------------    -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                                 --               --               --          (23,490)
  Class Q                                                 --               --               --          (16,054)
                                               -------------    -------------    -------------    -------------
Total distributions                                       --               --               --          (39,544)
                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   8,429,437       57,584,228       25,959,821      162,524,986
Shares resulting from dividend reinvestments              --               --               --           30,939
                                               -------------    -------------    -------------    -------------
                                                   8,429,437       57,584,228       25,959,821      162,555,925
Cost of shares redeemed                          (44,686,924)    (147,726,009)     (68,770,265)    (236,666,205)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets resulting from
 capital share transactions                      (36,257,487)     (90,141,781)     (42,810,444)     (74,110,280)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets                       (86,366,828)    (237,503,370)     (88,008,748)    (236,777,659)
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                              293,680,947      531,184,317      279,373,205      516,150,864
                                               -------------    -------------    -------------    -------------
End of period                                  $ 207,314,119    $ 293,680,947    $ 191,364,457    $ 279,373,205
                                               =============    =============    =============    =============
Accumulated net investment loss at end of
 period                                        $  (1,851,904)   $          --    $  (1,303,167)   $          --
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                ING MIDCAP OPPORTUNITIES FUND      ING SMALLCAP OPPORTUNITIES FUND
                                               -------------------------------     -------------------------------
                                                 SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED             ENDED
                                                NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                    2002              2002              2002              2002
                                               -------------     -------------     -------------     -------------
FROM OPERATIONS:
Net investment loss                            $  (1,501,242)    $  (1,564,711)    $  (3,239,189)    $  (7,943,203)
Net realized loss on investments                 (42,773,828)      (22,181,991)     (129,511,073)     (116,051,246)
Net change in unrealized depreciation of
 investments                                       4,768,859       (13,180,504)       28,978,598       (59,155,762)
                                               -------------     -------------     -------------     -------------
Net decrease in net assets resulting from
 operations                                      (39,506,211)      (36,927,206)     (103,771,664)     (183,150,211)
                                               -------------     -------------     -------------     -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net realized gains:                                       --                --                --       (12,207,533)
  Class A                                                 --                --                --        (4,420,476)
  Class B                                                 --                --                --        (5,306,452)
  Class C                                                 --                --                --        (2,073,539)
  Class I                                                 --                --                --                (6)
  Class Q                                                 --                --                --           (74,783)
  Class T                                                 --                --                --          (332,277)
                                               -------------     -------------     -------------     -------------
Total distributions                                       --                --                --       (12,207,533)
                                               -------------     -------------     -------------     -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   7,670,047        23,229,928        36,624,336       169,513,918
Net proceeds from shares issued in merger                 --       217,968,703                --       191,995,534
Shares resulting from dividend reinvestments              --                --                --         8,872,522
                                               -------------     -------------     -------------     -------------
                                                   7,670,047       241,198,631        36,624,336       370,381,974
Cost of shares redeemed                          (67,467,891)      (45,911,969)      (84,479,441)     (162,003,224)
                                               -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
 resulting from capital share transactions       (59,797,844)      195,286,662       (47,855,105)      208,378,750
                                               -------------     -------------     -------------     -------------
Net increase (decrease) in net assets            (99,304,055)      158,359,456      (151,626,769)       13,021,006
                                               -------------     -------------     -------------     -------------
NET ASSETS:
Beginning of period                              285,050,758       126,691,302       477,434,924       464,413,918
                                               -------------     -------------     -------------     -------------
End of period                                  $ 185,746,703     $ 285,050,758     $ 325,808,155     $ 477,434,924
                                               =============     =============     =============     =============
Accumulated net investment loss
 at end of period                              $  (1,501,242)    $          --     $  (3,239,368)    $          --
                                               =============     =============     =============     =============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                    ING RESEARCH ENHANCED INDEX FUND
                                                    --------------------------------
                                                      SIX MONTHS            YEAR
                                                        ENDED              ENDED
                                                     NOVEMBER 30,          MAY 31,
                                                         2002               2002
                                                    -------------      -------------
FROM OPERATIONS:
Net investment loss                                 $    (121,661)     $    (532,669)
Net realized loss on investments                      (11,825,048)       (29,106,092)
Net change in unrealized appreciation
 (depreciation) of investments                         (3,287,214)         4,441,583
                                                    -------------      -------------
Net decrease in net assets resulting from
 operations                                           (15,233,923)       (25,197,178)
                                                    -------------      -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                        2,907,679         13,127,048
Cost of shares redeemed                               (18,334,144)       (48,152,451)
                                                    -------------      -------------
Net decrease in net assets resulting from capital
 share transactions                                   (15,426,465)       (35,025,403)
                                                    -------------      -------------
Net decrease in net assets                            (30,660,388)       (60,222,581)
                                                    -------------      -------------
NET ASSETS:
Beginning of period                                   121,131,969        181,354,550
                                                    -------------      -------------
End of period                                       $  90,471,581      $ 121,131,969
                                                    =============      =============
Accumulated net investment loss at end of period    $    (121,661)     $          --
                                                    =============      =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                ING LARGE COMPANY VALUE FUND           ING MAGNACAP FUND
                                               ------------------------------    ------------------------------
                                                 SIX MONTHS          YEAR          SIX MONTHS          YEAR
                                                   ENDED            ENDED            ENDED            ENDED
                                                NOVEMBER 30,        MAY 31,       NOVEMBER 30,        MAY 31,
                                                    2002             2002             2002             2002
                                               -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                          $     570,073    $     624,008    $     603,472    $   1,362,303
Net realized gain (loss) on investments           (5,628,427)       3,709,737       (7,908,685)       9,984,802
Net change in unrealized depreciation of
 investments                                     (25,645,512)     (32,312,425)     (41,789,542)     (58,176,380)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets resulting from
 operations                                      (30,703,866)     (27,978,680)     (49,094,755)     (46,829,275)
                                               -------------    -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                           (381,730)         (48,577)        (541,154)      (1,450,626)
  Class M                                                 --               --               --          (25,317)
  Class Q                                                (51)              --          (37,713)         (90,550)
Net realized gains:
  Class A                                                 --       (3,414,346)              --      (36,928,549)
  Class B                                                 --          (76,886)              --      (15,231,540)
  Class C                                                 --          (40,009)              --       (1,660,037)
  Class M                                                 --               --               --       (2,235,251)
  Class Q                                                 --             (375)              --       (1,561,541)
Tax return of capital:
  Class A                                                 --         (542,803)              --               --
  Class B                                                 --          (12,223)              --               --
  Class C                                                 --           (6,360)              --               --
  Class Q                                                 --              (60)              --               --
                                               -------------    -------------    -------------    -------------
Total distributions                                 (381,781)      (4,141,639)        (578,867)     (59,183,411)
                                               -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   5,532,713       23,772,105        8,917,815       42,905,807
Shares resulting from dividend reinvestments         314,389        3,625,709          499,993       47,870,369
                                               -------------    -------------    -------------    -------------
                                                   5,847,102       27,397,814        9,417,808       90,776,176
Cost of shares redeemed                          (13,093,753)     (36,480,872)     (35,033,980)     (92,733,007)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets resulting from
 capital share transactions                       (7,246,651)      (9,083,058)     (25,616,172)      (1,956,831)
                                               -------------    -------------    -------------    -------------
Net decrease in net assets                       (38,332,298)     (41,203,377)     (75,289,794)    (107,969,517)
                                               -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                              180,121,298      221,324,675      321,550,160      429,519,677
                                               -------------    -------------    -------------    -------------
End of period                                  $ 141,789,000    $ 180,121,298    $ 246,260,366    $ 321,550,160
                                               =============    =============    =============    =============
Undistributed net investment income at end
 of period                                     $     188,292    $          --    $      24,605    $          --
                                               =============    =============    =============    =============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                   ING MIDCAP VALUE FUND          ING SMALLCAP VALUE FUND
                                               ----------------------------    ----------------------------
                                                SIX MONTHS        PERIOD        SIX MONTHS        PERIOD
                                                  ENDED            ENDED          ENDED            ENDED
                                               NOVEMBER 30,       MAY 31,      NOVEMBER 30,       MAY 31,
                                                   2002           2002(1)          2002           2002(1)
                                               ------------    ------------    ------------    ------------
FROM OPERATIONS:
Net investment loss                            $    (93,998)   $    (18,723)   $   (141,794)   $    (33,829)
Net realized gain (loss) on investments          (3,010,558)        477,240      (1,123,239)        286,427
Net change in unrealized depreciation of
 investments                                    (10,837,732)       (460,592)     (3,287,192)       (118,047)
                                               ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations                      (13,942,288)         (2,075)     (4,552,225)        134,551
                                               ------------    ------------    ------------    ------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                           (66,231)             --         (53,921)             --
  Class B                                           (11,506)             --            (269)             --
  Class C                                            (8,620)             --          (8,732)             --
  Class I                                            (1,546)             --          (2,331)             --
  Class Q                                              (105)             --              --
Net realized gains:
  Class A                                          (197,711)             --        (119,158)             --
  Class B                                          (153,549)             --         (76,523)             --
  Class C                                          (125,926)             --         (90,831)             --
  Class I                                            (2,252)             --          (2,504)             --
  Class Q                                              (180)             --              (6)             --
                                               ------------    ------------    ------------    ------------
Total distributions                                (567,626)             --        (354,275)             --
                                               ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                 13,458,382      48,636,078      12,491,623      36,135,334
Shares resulting from dividend reinvestments        453,194              --         265,989              --
                                               ------------    ------------    ------------    ------------
                                                 13,911,576      48,636,078      12,757,612      36,135,334
Cost of shares redeemed                         (12,076,710)     (1,839,469)    (10,289,674)     (1,443,796)
                                               ------------    ------------    ------------    ------------
Net increase in net assets resulting from
 capital share transactions                       1,834,866      46,796,609       2,467,938      34,691,538
                                               ------------    ------------    ------------    ------------
Net increase (decrease) in net assets           (12,675,048)     46,794,534      (2,438,562)     34,826,089
                                               ------------    ------------    ------------    ------------
NET ASSETS:
Beginning of period                              46,794,534              --      34,826,089              --
                                               ------------    ------------    ------------    ------------
End of period                                  $ 34,119,486    $ 46,794,534    $ 32,387,527    $ 34,826,089
                                               ============    ============    ============    ============
Undistributed net investment income
 (accumulated net investment loss)             $   (136,188)   $     45,818    $   (473,244)   $     22,825
                                               ============    ============    ============    ============

----------
(1)  Fund commenced operations on February 1, 2002.

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                    ING CONVERTIBLE FUND
                                               ------------------------------
                                                SIX MONTHS          YEAR
                                                  ENDED            ENDED
                                               NOVEMBER 30,        MAY 31,
                                                   2002             2002
                                               -------------    -------------
FROM OPERATIONS:
Net investment income                          $   2,137,050    $   4,316,249
Net realized loss on investments                  (6,133,148)     (94,733,125)
Net change in unrealized appreciation
 (depreciation) of investments                    (3,399,071)      47,508,825
                                               -------------    -------------
Net decrease in net assets resulting from
 operations                                       (7,395,169)     (42,908,051)
                                               -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                           (450,984)      (1,989,161)
  Class B                                           (437,653)      (1,691,488)
  Class C                                           (447,091)      (1,695,959)
  Class Q                                            (68,676)        (462,156)
Net realized gains:
  Class A                                                 --         (434,317)
  Class B                                                 --         (598,881)
  Class C                                                 --         (546,683)
  Class Q                                                 --          (78,772)
                                               -------------    -------------
Total distributions                               (1,404,404)      (7,497,417)
                                               -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   6,890,484       49,293,522
Shares resulting from dividend reinvestments         900,714        4,837,275
                                               -------------    -------------
                                                   7,791,198       54,130,797
Cost of shares redeemed                          (48,124,718)    (136,764,084)
                                               -------------    -------------
Net decrease in net assets resulting from
 capital share transactions                      (40,333,520)     (82,633,287)
                                               -------------    -------------
Net decrease in net assets                       (49,133,093)    (133,038,755)
                                               -------------    -------------
NET ASSETS:
Beginning of period                              239,214,256      372,253,011
                                               -------------    -------------
End of period                                  $ 190,081,163    $ 239,214,256
                                               =============    =============
Undistributed net investment income            $   1,805,318    $   1,072,672
                                               =============    =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                                 ING EQUITY AND BOND FUND                      ING REAL ESTATE FUND
                                               -----------------------------     -----------------------------------------------
                                                 SIX MONTHS          YEAR         ONE MONTH          YEAR             YEAR
                                                   ENDED            ENDED           ENDED            ENDED            ENDED
                                                NOVEMBER 30,        MAY 31,       NOVEMBER 30,     OCTOBER 31,      OCTOBER 31,
                                                    2002             2002           2002(1)          2002(2)       2001 (000)(2)
                                               -------------    -------------    -------------    -------------    -------------
FROM OPERATIONS:
Net investment income                          $   1,121,243    $   3,351,411    $     517,857    $   4,119,088    $       3,587
Net realized gain (loss) on investments           (3,318,628)      (1,232,233)         265,932        1,992,123            1,844
Net change in unrealized appreciation
 (depreciation) of investments                    (6,019,219)      (9,585,022)       3,327,428         (193,441)            (466)
                                               -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
 resulting from operations                        (8,216,604)      (7,465,844)       4,111,217        5,917,770            4,965
                                               -------------    -------------    -------------    -------------    -------------
FROM DIVIDENDS TO SHAREHOLDERS:
Net investment income:
  Class A                                           (497,961)      (2,123,367)              --               --               --
  Class B                                           (186,958)        (917,202)              --               --               --
  Class C                                           (127,394)        (647,607)              --               --               --
  Class I                                                 --               --               --       (5,231,287)          (3,587)
  Class Q                                             (1,772)         (13,963)              --               --               --
  Class T                                            (31,579)        (182,065)              --               --               --
Net realized gains:
  Class A                                                 --         (236,326)              --               --               --
  Class B                                                 --         (137,507)              --               --               --
  Class C                                                 --          (85,407)              --               --               --
  Class I                                                 --               --               --               --             (577)
  Class Q                                                 --           (1,525)              --               --               --
  Class T                                                 --          (23,977)              --               --               --
                                               -------------    -------------    -------------    -------------    -------------
Total distributions                                 (845,664)      (4,368,946)              --       (5,231,287)          (4,164)
                                               -------------    -------------    -------------    -------------    -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                   7,897,678       36,437,605        3,281,425       31,057,798           16,836
Shares resulting from dividend reinvestments         671,422        3,439,849               --        3,749,980               --
                                               -------------    -------------    -------------    -------------    -------------
                                                   8,569,100       39,877,454        3,281,425       34,807,778           16,836
Cost of shares redeemed                          (20,578,336)     (44,643,957)      (1,073,822)     (14,351,398)          (5,896)
                                               -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
 resulting from capital share transactions       (12,009,236)      (4,766,503)       2,207,603       20,456,380           10,940
                                               -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in net assets            (21,071,504)     (16,601,293)       6,318,820       21,142,863           11,741
                                               -------------    -------------    -------------    -------------    -------------
NET ASSETS:
Beginning of period                              111,480,557      128,081,850       97,330,917       76,188,054           64,447
                                               -------------    -------------    -------------    -------------    -------------
End of period                                  $  90,409,053    $ 111,480,557    $ 103,649,737    $  97,330,917    $      76,188
                                               =============    =============    =============    =============    =============
Undistributed net investment income            $     497,803    $     222,224    $     480,711    $     214,000    $         161
                                               =============    =============    =============    =============    =============

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  Reflects operating history of a predecessor mutual fund (see Note 1).

                 See Accompanying Notes to Financial Statements

ING GROWTH + VALUE FUND (UNAUDITED)                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                     CLASS Q
                                                 -------------------------------------------------
                                                 SIX MONTHS      YEAR     SEVEN MONTHS    PERIOD
                                                   ENDED        ENDED        ENDED         ENDED
                                                  NOV. 31,      MAY 31,      MAY 31,      OCT. 31,
                                                    2002         2002        2001(4)      2001(1)
                                                    ----         ----        -------      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $       9.86        13.88        24.90        26.73
 Income (loss) from investment operations:
 Net investment loss                        $      (0.05)       (0.11)       (0.18)       (0.05)
 Net realized and unrealized loss on
 investments                                $      (2.14)       (3.91)       (8.62)       (1.78)
 Total from investment operations           $      (2.19)       (4.02)       (8.80)       (1.83)
 Less distributions from:
 Net realized gains on investments          $         --           --         2.16           --
 Tax return of capital                      $         --           --         0.06           --
 Total distributions                        $         --           --         2.22           --
 Net asset value, end of period             $       7.67         9.86        13.88        24.90
 TOTAL RETURN(2)                            %     (22.21)      (28.96)      (38.00)       (6.85)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $        309          396          454        1,346
 Ratios to average net assets:
 Expenses(3)                                %       1.82         1.71         1.69         1.53
 Net investment loss(3)                     %      (1.31)       (0.93)       (1.43)       (1.19)
 Portfolio turnover rate                    %        126          255           95          163

----------
(1)  Class Q commenced offering of shares on June 5, 2000.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING GROWTH OPPORTUNITIES FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS I
                                                  -----------------------------------------------------------------------------
                                                     SIX
                                                   MONTHS      YEAR    FIVE MONTHS                                      PERIOD
                                                    ENDED     ENDED       ENDED            YEAR ENDED DECEMBER 31,       ENDED
                                                  NOV. 30,    MAY 31,    MAY 31,       ----------------------------     DEC. 31,
                                                    2002       2002      2001(6)       2000         1999       1998     1997(1)
                                                    ----       ----      -------       ----         ----       ----     -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      13.68      19.10       26.05       33.76        26.28      21.36      17.90
 Income (loss) from investment operations:
 Net investment income (loss)                $      (0.06)     (0.19)      (0.08)      (0.15)       (0.17)     (0.05)      0.01
 Net realized and unrealized gain
 (loss) on investments                       $      (2.21)     (5.23)      (6.87)      (6.07)       20.49       5.18       4.30
 Total from investment operations            $      (2.27)     (5.42)      (6.95)      (6.22)       20.32       5.13       4.31
 Less distributions from:
 Net realized gains on investments           $         --         --          --        1.49        12.84       0.21       0.85
 Total distributions                         $         --         --          --        1.49        12.84       0.21       0.85
 Net asset value, end of period              $      11.41      13.68       19.10       26.05        33.76      26.28      21.36
 TOTAL RETURN(3)                             %     (19.88)    (28.38)     (26.68)     (18.74)       93.86      24.06      24.29

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $     47,288     56,719      79,174     108,005      132,953     83,233    113,529
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                         %       1.41       1.37        1.31        1.16         1.00       1.00       1.02(5)
 Gross expenses prior to expense
 reimbursement(4)(5)                         %       1.41       1.37        1.31        1.16         1.00       1.00       1.02
 Net investment income (loss) after
 expense reimbursement(4)                    %      (1.02)     (1.21)      (0.92)      (0.56)       (0.61)     (0.13)      0.08(5)
 Portfolio turnover rate                     %        188        473         217         326          286         98         32


                                                                           CLASS Q
                                                     -----------------------------------------------------
                                                     SIX MONTHS       YEAR       FIVE MONTHS      PERIOD
                                                        ENDED        ENDED          ENDED          ENDED
                                                      NOV. 30,       MAY 31,       MAY 31,        DEC. 31,
                                                        2002          2002         2001(6)        2000(2)
                                                        ----          ----         -------        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $        13.16         18.70          25.48          32.58
 Income (loss) from investment operations:
 Net investment loss                          $        (0.07)        (0.34)*        (0.10)         (0.15)
 Net realized and unrealized loss on
 investments                                  $        (2.13)        (5.20)         (6.68)         (5.46)
 Total from investment operations             $        (2.20)        (5.54)         (6.78)         (5.61)
 Less distributions from:
 Net realized gains on investments            $           --            --             --           1.49
 Total distributions                          $           --            --             --           1.49
 Net asset value, end of period               $        10.96         13.16          18.70          25.48
 TOTAL RETURN(3)                              %       (16.72)       (29.63)        (26.61)        (17.55)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $            3            10          7,947         10,274
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                             %         1.64          1.62           1.56           1.41
 Gross expenses prior to expense
 reimbursement(4)                             %         1.64          1.62           1.56           1.41
 Net investment loss after
 expense reimbursement(4)                     %        (1.29)        (1.49)         (1.17)         (0.81)
 Portfolio turnover rate                      %          188           473            217            326

----------
(1)  Class I commenced offering of shares on March 31, 1997.
(2)  Class Q commenced offering of shares on June 1, 2000.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and advisor reimbursement.
(6)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING LARGECAP GROWTH FUND (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS I
                                                                              -----------------------
                                                                              SIX MONTHS      PERIOD
                                                                                 ENDED         ENDED
                                                                               NOV. 30,       MAY 31,
                                                                                 2002         2002(7)
                                                                                 ----         -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                                 $         16.93          21.04
 Income (loss) from investment operations:
 Net investment loss                                                  $         (0.03)         (0.02)
 Net realized and unrealized loss on investments                      $         (2.62)         (4.09)
 Total from investment operations                                     $         (2.65)         (4.11)
 Net asset value, end of period                                       $         14.28          16.93
 TOTAL RETURN(3):                                                     %        (15.65)        (19.53)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                                    $        20,290         26,106
 Ratios to average net assets:
 Net expenses after expense reimbursement/(recoupment)(4)(5)          %          1.04           0.96
 Gross expenses prior to expense reimbursement/(recoupment)(4)        %          1.29           0.96
 Net investment loss after expense reimbursement/(recoupment)(4)(5)   %         (0.35)         (0.43)
 Portfolio turnover rate                                              %           188            536

                                                                                      CLASS Q
                                                 ----------------------------------------------------------------------------------
                                                   SIX                    ELEVEN                   THREE
                                                 MONTHS        YEAR       MONTHS         YEAR      MONTHS        YEAR      PERIOD
                                                  ENDED       ENDED       ENDED         ENDED       ENDED        ENDED      ENDED
                                                 NOV. 30,     MAY 31,     MAY 31,      JUNE 30,    JUNE 30,     MARCH 31,  MARCH 31,
                                                   2002        2002       2001(6)        2000       1999(2)       1999      1998(1)
                                                   ----        ----       -------        ----       -------       ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $     16.92       24.81        43.71        28.43        25.24       15.66       12.50
 Income (loss) from investment operations:
 Net investment loss                        $     (0.05)      (0.44)       (0.17)       (0.20)       (0.03)      (0.02)      (0.01)
 Net realized and unrealized gain
 (loss) on investments                      $     (2.61)      (7.44)      (18.26)       15.86         3.22        9.87        3.26
 Total from investment operations           $     (2.66)      (7.88)      (18.43)       15.66         3.19        9.85        3.25
 Less distributions from:
 Net investment income                      $        --        0.01           --           --           --          --        0.01
 Net realized gains on investments          $        --          --         0.47         0.38           --        0.27        0.08
 Total distributions                        $        --        0.01         0.47         0.38           --        0.27        0.09
 Net asset value, end of period             $     14.26       16.92        24.81        43.71        28.43       25.24       15.66
 TOTAL RETURN(3):                           %    (15.72)     (31.77)      (42.50)       55.57        12.64       63.76       62.47

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $     9,630      16,840       12,534       24,838        6,044       4,908         799
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/(recoupment)(4)(5)           %      1.28        1.21         1.19         1.26         1.23        1.26        1.25
 Gross expenses prior to expense
 reimbursement/(recoupment)(4)              %      1.53        1.21         1.19         1.26         1.25        1.91       10.45
 Net investment loss after expense
 reimbursement/(recoupment)(4)(5)           %     (0.59)      (0.76)       (0.50)       (0.77)       (0.36)      (0.28)      (0.62)
 Portfolio turnover rate                    %       188         536          331          139           27         253         306

----------
(1)  The Fund commenced operations on July 21, 1997.
(2) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(6)  The Fund changed its fiscal year end to May 31.
(7)  Class I commenced offering of shares on January 8, 2002.

                 See Accompanying Notes to Financial Statements

ING MIDCAP OPPORTUNITIES FUND (UNAUDITED)                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS I
                                                   --------------------------------------------------------------------------
                                                   SIX MONTHS      YEAR      FIVE MONTHS               YEAR ENDED
                                                      ENDED       ENDED         ENDED                 DECEMBER 31,
                                                     NOV. 30,     MAY 31,      MAY 31,        -------------------------------
                                                       2002        2002        2001(6)        2000         1999       1998(1)
                                                       ----        ----        -------        ----         ----       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $        11.29       14.73         19.26        21.34        12.99        10.00
 Income (loss) from investment operations:
 Net investment loss                         $        (0.07)      (0.11)*       (0.06)       (0.13)       (0.15)       (0.02)
 Net realized and unrealized gain (loss)
 on investments                              $        (1.31)      (3.33)        (4.47)        0.23        12.09         3.01
 Total from investment operations            $        (1.38)      (3.44)        (4.53)        0.10        11.94         2.99
 Less distributions from:
 Net realized gains on investments           $           --          --            --         2.18         3.59           --
 Total distributions                         $           --          --            --         2.18         3.59           --
 Net asset value, end of period              $         9.91       11.29         14.73        19.26        21.34        12.99
 TOTAL RETURN(3):                            %       (12.22)     (23.35)       (23.52)        0.08       103.19        29.90

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        9,149      39,874        52,007       68,006       67,954       33,441
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                         %         1.04        1.26          1.52         1.36         1.41         1.50
 Gross expenses prior to expense
 reimbursement(4)                            %         1.43        1.50          1.52         1.36         1.41         2.01
 Net investment loss after expense
 reimbursement(4)(5)                         %        (0.60)      (0.95)        (0.97)       (0.66)       (1.04)       (0.70)
 Portfolio turnover rate                     %          155         399           182          188          201           61

                                                                       CLASS Q
                                                    ------------------------------------------------
                                                    SIX MONTHS     YEAR      FIVE MONTHS    PERIOD
                                                      ENDED       ENDED         ENDED        ENDED
                                                     NOV. 30,     MAY 31,      MAY 31,      DEC. 31,
                                                       2002        2002        2001(6)      2000(2)
                                                       ----        ----        -------      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $        11.16       14.63         19.16        22.57
 Income (loss) from investment operations:
 Net investment loss                         $        (0.04)      (0.17)*       (0.08)       (0.06)
 Net realized and unrealized loss
 on investments                              $        (1.34)      (3.30)        (4.45)       (1.17)
 Total from investment operations            $        (1.38)      (3.47)        (4.53)       (1.23)
 Less distributions from:
 Net realized gains on investments           $           --          --            --         2.18
 Total distributions                         $           --          --            --         2.18
 Net asset value, end of period              $         9.78       11.16         14.63        19.16
 TOTAL RETURN(3):                            %       (12.37)     (23.72)       (23.64)       (5.86)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        4,851       6,563         3,071        3,264
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)(5)                         %         1.30        1.63          1.82         1.61
 Gross expenses prior to expense
 reimbursement(4)                            %         1.70        1.69          1.82         1.61
 Net investment loss after expense
 reimbursement(4)(5)                         %        (0.86)      (1.35)        (1.28)       (0.91)
 Portfolio turnover rate                     %          155         399           182          188

----------
(1)  Fund commenced operations on August 20, 1998.
(2)  Class Q commenced offering of shares on April 4, 2000
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC with three years.
(6)  The Fund changed its fiscal year end to May 31.
* Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING SMALLCAP OPPORTUNITIES FUND (UNAUDITED)                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS I
                                                         -------------------------------------------------------------------
                                                         SIX MONTHS        YEAR       FIVE MONTHS
                                                           ENDED          ENDED           ENDED      YEAR ENDED DECEMBER 31,
                                                          NOV. 30,        MAY 31,        MAY 31,     -----------------------
                                                            2002           2002          2001(6)        2000       1999(1)
                                                            ----           ----          -------        ----       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $           24.07          39.02           47.47        59.54        31.78
 Income (loss) from investment operations:
 Net investment loss                           $           (0.10)         (0.36)**        (0.14)       (1.00)       (0.08)
 Net realized and unrealized gain (loss)
 on investments                                $           (5.05)        (13.60)          (8.31)       (2.17)       35.40
 Total from investment operations              $           (5.15)        (13.96)          (8.45)       (3.17)       35.32
 Less distributions from:
 Net realized gains on investments             $              --           0.99              --         8.90         7.56
 Total distributions                           $              --           0.99              --         8.90         7.56
 Net asset value, end of period                $           18.92          24.07           39.02        47.47        59.54
 TOTAL RETURN(3)                               %          (21.40)        (36.17)         (17.80)       (5.21)      126.05

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $           7,678         10,700              --*          --*          --*
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                              %            1.43           1.41            1.31         1.15         0.47(5)
 Gross expenses prior to expense
 reimbursement(4)                              %            1.43           1.41            1.31         1.15         0.47
 Net investment loss after expense
 reimbursement(4)                              %           (1.04)         (1.34)          (1.03)       (0.75)       (0.35)(5)
 Portfolio turnover rate                       %             173            423             104          134          223

                                                                               CLASS Q
                                                        -----------------------------------------------------
                                                        SIX MONTHS         YEAR        FIVE MONTHS    PERIOD
                                                           ENDED          ENDED           ENDED        ENDED
                                                          NOV. 30,        MAY 31,        MAY 31,      DEC. 31,
                                                            2002           2002          2001(6)      2000(2)
                                                            ----           ----          -------      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period          $           24.07          38.81           47.20        60.86
 Income (loss) from investment operations:
 Net investment loss                           $           (0.17)         (0.51)**        (0.20)       (0.27)
 Net realized and unrealized loss on
 investments                                   $           (5.01)        (13.24)          (8.19)       (4.49)
 Total from investment operations              $           (5.18)        (13.75)          (8.39)       (4.76)
 Less distributions from:
 Net realized gains on investments             $              --           0.99              --         8.90
 Total distributions                           $              --           0.99              --         8.90
 Net asset value, end of period                $           18.89          24.07           38.81        47.20
 TOTAL RETURN(3)                               %          (21.52)        (35.83)         (17.78)       (8.29)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)             $           1,569          3,651           2,832        2,545
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(4)                              %            1.70           1.66            1.56         1.40
 Gross expenses prior to expense
 reimbursement(4)                              %            1.70           1.66            1.56         1.40
 Net investment loss after expense
 reimbursement(4)                              %           (1.36)         (1.62)          (1.28)       (1.10)
 Portfolio turnover rate                       %             173            423             104          134

----------
(1)  Class I commenced offering of shares on April 1, 1999.
(2)  Class Q commenced offering of shares on April 4, 2000.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5)  Expenses calculated net of taxes and advisor reimbursement.
(6)  The Fund changed its fiscal year end to May 31.
*    Amount represents less than $1,000.
** Per share data calculated using weighted average number of shares outstanding throughout the period.

                 See Accompanying Notes to Financial Statements

ING RESEARCH ENHANCED INDEX FUND (UNAUDITED)                FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                     CLASS I
                                                          -------------------------------------------------------------
                                                          SIX MONTHS       YEAR    SEVEN MONTHS                PERIOD
                                                             ENDED        ENDED        ENDED      YEAR ENDED    ENDED
                                                            NOV. 30,      MAY 31,     MAY 31,      OCT. 31,    OCT. 31,
                                                              2002         2002       2001(5)        2000      1999(1)
                                                              ----         ----       -------        ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $         8.52         9.94        11.25        11.17       10.00
 Income (loss) from investment operations:
 Net investment income                              $         0.02         0.04         0.02         0.04        0.06
 Net realized and unrealized gain (loss) on
 investments                                        $        (1.02)       (1.46)       (1.33)        0.19        1.11
 Total from investment operations                   $        (1.00)       (1.42)       (1.31)        0.23        1.17
 Less distributions from:
 Net realized gains on investments                  $           --           --           --         0.15          --
 Total distributions                                $           --           --           --         0.15          --
 Net asset value, end of period                     $         7.52         8.52         9.94        11.25       11.17
 TOTAL RETURN(2)                                    %       (11.74)      (14.28)      (11.64)        2.00       11.70

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $       19,045       21,578       25,172       28,473      27,927
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)        %         1.16         1.00         1.04         1.07        0.98(4)
 Gross expenses prior to expense reimbursement(3)   %         1.16         1.00         1.04         1.07        1.23
 Net investment income after expense
 reimbursement(3)                                   %         0.61         0.46         0.27         0.34        0.62(4)
 Portfolio turnover rate                            %           51          149           26           57          26

----------
(1)  The Fund commenced operations on December 30, 1998.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  Expenses calculated net of taxes and advisor reimbursement.
(5)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING LARGE COMPANY VALUE FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                       CLASS Q
                                                               ----------------------
                                                               SIX MONTHS     PERIOD
                                                                 ENDED         ENDED
                                                                NOV. 30,      MAY 31,
                                                                  2002        2002(1)
                                                                  ----        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $      14.62         14.53
 Income from investment operations:
 Net investment income                                    $       0.08          0.07
 Net realized and unrealized gain (loss) on investments   $      (2.54)         0.35
 Total from investment operations                         $      (2.46)         0.42
 Less distributions from:
 Net investment income                                    $       0.04            --
 Net realized gain on investments                         $         --          0.29
 Tax return of capital                                    $         --          0.04
 Total distributions                                      $       0.04          0.33
 Net asset value, end of period                           $      12.12         14.62
 TOTAL RETURN(2):                                         %     (16.80)         2.80

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $         14            20
 Ratios to average net assets:
 Expenses(3)                                              %       1.37          1.16
 Net investment income(3)                                 %       0.87          0.67
 Portfolio turnover rate                                  %         22            88

----------
(1)  Class Q commenced offering of shares on October 4, 2001.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.

                 See Accompanying Notes to Financial Statements

ING MAGNACAP FUND (UNAUDITED)                               FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        CLASS Q
                                                   ----------------------------------------------------
                                                   SIX MONTHS       YEAR     ELEVEN MONTHS     PERIOD
                                                     ENDED         ENDED         ENDED          ENDED
                                                    NOV. 30,       MAY 31,      MAY 31,        JUNE 30,
                                                      2002          2002        2001(4)        2000(1)
                                                      ----          ----        -------        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $      10.11         13.55         15.84          16.26
 Income (loss) from investment operations:
 Net investment income                        $       0.04          0.09          0.07           0.05
 Net realized and unrealized loss
 on investments                               $      (1.54)        (1.52)        (0.38)         (0.47)
 Total from investment operations             $      (1.50)        (1.43)        (0.31)         (0.42)
 Less distributions from:
 Net investment income                        $       0.05          0.11          0.10             --
 Net realized gains on investments            $         --          1.90          1.88             --
 Total distributions                          $       0.05          2.01          1.98             --
 Net asset value, end of period               $       8.56         10.11         13.55          15.84
 TOTAL RETURN(2):                             %     (14.86)       (10.75)        (2.60)         (2.58)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $      7,214         8,495        11,184          9,928
 Ratios to average net assets:
 Expenses(3)                                  %       1.29          1.12          1.11           1.24
 Net investment income(3)                     %       0.92          0.81          0.53           0.46
 Portfolio turnover rate                      %         28            75            92             26

----------
(1)  Class Q commenced offering of shares on November 19, 1999.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING MIDCAP VALUE FUND (UNAUDITED)                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                        CLASS I                     CLASS Q
                                                                  ---------------------      ---------------------
                                                                  SIX MONTHS    PERIOD       SIX MONTHS    PERIOD
                                                                    ENDED        ENDED         ENDED        ENDED
                                                                   NOV. 30,     MAY 31,       NOV. 30,     MAY 31,
                                                                     2002       2002(1)         2002       2002(2)
                                                                     ----       -------         ----       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                     $         10.30        10.20         10.28        10.52
 Income (loss) from investment operations:
 Net investment income (loss)                             $         (0.01)        0.01          0.00*        0.00*
 Net realized and unrealized gain (loss) on investments   $         (2.66)        0.09         (2.67)       (0.24)
 Total from investment operations                         $         (2.67)        0.10         (2.67)       (0.24)
 Less distributions from:
 Net investment income                                    $          0.07           --          0.06           --
 Net realized gains on investments                        $          0.11           --          0.11           --
 Total distributions                                      $          0.18           --          0.17           --
 Net asset value, end of period                           $          7.45        10.30          7.44        10.28
 TOTAL RETURN(3):                                         %        (25.72)        0.98        (25.79)       (2.28)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                        $           163           71            13           11
 Ratios to average net assets:
 Net expenses after reimbursement (4)(5)                  %          1.38         1.24          1.55         1.52
 Gross expenses prior to expense reimbursement(4)         %          1.93         2.60          2.12         2.28
 Net investment income after expense reimbursement(4)(5)  %          0.31         0.38          0.07         0.43
 Portfolio turnover rate                                  %            44           13            44           13

----------
(1)  Class I commenced offering of shares on March 4, 2002.
(2)  Class Q commenced offering of shares on April 17, 2002.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not anualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
*    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING SMALLCAP VALUE FUND (UNAUDITED)                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period

                                                                       CLASS I                     CLASS Q
                                                                ---------------------       ---------------------
                                                                SIX MONTHS    PERIOD        SIX MONTHS    PERIOD
                                                                  ENDED        ENDED          ENDED        ENDED
                                                                 NOV. 30,     MAY 31,        NOV. 30,     MAY 31,
                                                                   2002       2002(1)          2002       2002(2)
                                                                   ----       -------          ----       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                    $        10.63        10.32          10.63        11.01
 Income (loss) from investment operations:
 Net investment income (loss)                            $        (0.14)        0.00*          0.28         0.00*
 Net realized and unrealized gain (loss) on investments  $        (1.11)        0.31          (1.43)       (0.38)
 Total from investment operations                        $        (1.25)        0.31          (1.15)       (0.38)
 Less distributions from:
 Net realized gains on investments                       $         0.09           --           0.09           --
 Total distributions                                     $         0.09           --           0.09           --
 Net asset value, end of period                          $         9.29        10.63           9.39        10.63
 TOTAL RETURN(3):                                        %       (10.93)        3.00         (10.80)       (3.45)

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                       $          278           26              1            8
 Ratios to average net assets:
 Net expenses after reimbursement (4)(5)                 %         1.34         1.23           1.26         1.42
 Gross expenses prior to expense reimbursement(4)        %         1.93         2.78           1.83         2.42
 Net investment income (loss) after expense
 reimbursement(4)(5)                                     %        (0.12)        0.17          (0.19)        0.00
 Portfolio turnover rate                                 %           44           12             44           12

----------
(1)  Class I commenced offering of shares on March 7, 2002.
(2)  Class Q commenced offering of shares on April 30, 2002.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not anualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.
*    Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING CONVERTIBLE FUND (UNAUDITED)                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS Q
                                                   ---------------------------------------------------------------------------------
                                                     SIX                   ELEVEN                   THREE
                                                   MONTHS        YEAR      MONTHS        YEAR       MONTHS
                                                    ENDED       ENDED       ENDED        ENDED       ENDED      YEAR ENDED MARCH 31,
                                                   NOV. 30,     MAY 31,    MAY 31,      JUNE 30,    JUNE 30,    --------------------
                                                     2002        2002      2001(5)        2000      1999(1)       1999       1998
                                                     ----        ----      -------        ----      -------       ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      14.91       17.37       26.85        22.51       21.22       18.47      15.19
 Income (loss) from investment operations:
 Net investment income                       $       0.19        0.36        0.59         0.44        0.09        0.43       0.48
 Net realized and unrealized gain (loss)
 on investments                              $      (0.53)      (2.28)      (4.84)        7.82        1.31        3.09       4.19
 Total from investment operations            $      (0.34)      (1.92)      (4.25)        8.26        1.40        3.52       4.67
 Less distributions from:
 Net investment income                       $       0.14        0.45        0.53         0.35        0.11        0.46       0.48
 Net realized gains on investments           $         --        0.09        4.70         3.57          --        0.31       0.91
 Total distributions                         $       0.14        0.54        5.23         3.92        0.11        0.77       1.39
 Net asset value, end of period              $      14.43       14.91       17.37        26.85       22.51       21.22      18.47
 TOTAL RETURN(2):                            %      (2.28)     (11.12)     (17.50)       40.36        6.62       19.66      31.54

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $      4,927       8,626      29,629       56,165      17,537       8,741      7,080
 Ratios to average net assets:
 Net expenses after expense
 reimbursement/(recoupment)(3)(4)            %       1.36        1.19        1.15         1.25        1.23        1.23       1.22
 Gross expenses prior to expense
 reimbursement/(recoupment)(3)               %       1.36        1.19        1.14         1.25        1.23        1.35       2.35
 Net investment income after expense
 reimbursement/(recoupment)(3)(4)            %       2.79        2.23        2.47         1.88        2.04        2.37       5.99
 Portfolio turnover rate                     %         31         100         145          129          28         138        160

----------
(1) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING EQUITY AND BOND FUND (UNAUDITED)                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       CLASS Q
                                                   ------------------------------------------------------------------------------
                                                     SIX                   ELEVEN                  THREE
                                                   MONTHS        YEAR      MONTHS        YEAR      MONTHS
                                                    ENDED       ENDED       ENDED       ENDED      ENDED     YEAR ENDED MARCH 31,
                                                   NOV. 30,     MAY 31,    MAY 31,     JUNE 30,   JUNE 30,   --------------------
                                                     2002        2002      2001(5)       2000      1999(1)      1999       1998
                                                     ----        ----      -------       ----      -------      ----       ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      11.98       13.23       14.94       19.04       18.85      18.48      13.42
 Income (loss) from investment operations:
 Net investment income                       $       0.15        0.42        0.44        0.54        0.11       0.44       0.30
 Net realized and unrealized gain (loss)
 on investments                              $      (0.98)      (1.15)      (0.54)      (0.57)       0.16       2.50       5.07
 Total from investment operations            $      (0.83)      (0.73)      (0.10)      (0.03)       0.27       2.94       5.37
 Less distributions from:
 Net investment income                       $       0.11        0.47        0.47        0.40        0.08       0.50       0.31
 Net realized gains on investments           $         --        0.05        1.14        3.67          --       2.07         --
 Total distributions                         $       0.11        0.52        1.61        4.07        0.08       2.57       0.31
 Net asset value, end of period              $      11.04       11.98       13.23       14.94       19.04      18.85      18.48
 TOTAL RETURN(2):                            %      (6.91)      (5.53)      (0.70)      (0.60)       1.44      17.49      40.21

RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $        184         191         373         230         190        176        166
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                         %       1.50        1.40        1.25        1.30        1.25       1.25       1.26
 Gross expenses prior to expense
 reimbursement(3)                            %       1.55        1.40        1.46        1.51        1.51       1.63      11.28
 Net investment income after expense
 reimbursement(3)(4)                         %       2.76        3.31        3.61        3.36        2.30       2.41       4.09
 Portfolio turnover rate                     %         95         145          76         173          63        165        260

----------
(1) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund; concurrently, Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its year end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5)  The Fund changed its fiscal year end to May 31.

                 See Accompanying Notes to Financial Statements

ING REAL ESTATE FUND (UNAUDITED)                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                CLASS I
                                                ------------------------------------------------------------------------
                                                  PERIOD
                                                   ENDED                         YEAR ENDED OCTOBER 31,
                                                NOV. 30,(1)     --------------------------------------------------------
                                                   2002         2002         2001         2000         1999         1998
                                                   ----         ----         ----         ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $        9.98         9.77         9.57         8.24         9.10        11.49
 Income from investment operations:
 Net investment income                    $        0.04         0.74         0.50         0.69         0.49         0.35
 Net realized and unrealized gain
 (loss) on investments                    $        0.37         0.09         0.27         1.21        (0.80)       (1.85)
 Total from investment operations         $        0.41         0.83         0.77         1.90        (0.31)       (1.50)
 Less distributions from:
 Net investment income                    $          --        (0.62)       (0.57)       (0.57)       (0.55)       (0.40)
 Capital Gains                                       --           --           --           --           --        (0.49)
 Total distributions                      $          --        90.62)       (0.57)       (0.57)       (0.55)       (0.89)
 Net asset value, end of period           $       10.39         9.98         9.77         9.57         8.24         9.10
 TOTAL RETURN(2)                          %        4.11         8.06         7.88        23.78        (3.70)      (14.16)

RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period ($000)         $     103,585       97,331       76,188       64,447       55,968       55,617
 Ratio to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                      %        1.07         0.98         1.00         1.00         1.00         1.00
 Gross expenses prior to expense
 reimbursement(3)                         %        1.21         0.98         1.03         1.05         1.11         1.17
 Net investment income after
 expense reimbursement(3)(4)              %        6.22         4.49         4.84         5.71         5.37         3.29
 Portfolio turnover rate                  %           7          106           77           93           67           74

----------
(1)  The Fund changed its fiscal year to May 31.
(2) Total return is calculated assuming reinvestment of dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

       NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Funds are comprised of ING Equity Trust ("IET"), ING Investment Funds, Inc. ("IIF") and ING Mayflower Trust ("IMT"), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IET is a Massachusetts business trust organized in 1998 with nineteen separate series (Portfolios). Eleven of the Portfolios in this report are: ING Growth Opportunities Fund ("Growth Opportunities"), ING LargeCap Growth Fund ("LargeCap Growth"), ING MidCap Opportunities Fund ("MidCap Opportunities"), ING SmallCap Opportunities Fund ("SmallCap Opportunities"), ING Research Enhanced Index Fund ("Research Enhanced Index"), ING Large Company Value Fund ("Large Company Value"), ING MidCap Value Fund ("MidCap Value"), ING SmallCap Value Fund ("SmallCap Value"), ING Convertible Fund ("Convertible"), ING Equity and Bond Fund ("Equity and Bond", formerly ING Equity and Income Fund) and ING Real Estate Fund ("Real Estate", formerly CRA Realty Shares Portfolio). IIF is a Maryland Corporation organized in 1969 with one Portfolio, ING MagnaCap Fund ("MagnaCap"). IMT is a Massachusetts business trust organized in 1993 with two separate series (Portfolios). One of the Portfolios in this report is ING Growth + Value Fund ("Growth + Value"). The investment objective of each Fund is described in each Fund's prospectus.

Each Fund offers at least two of the following classes of shares: Class A, Class B, Class C, Class I, Class M, Class Q and Class T. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class preferential dividend rights exist. Differences in per share dividend rates generally results from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

REORGANIZATION. On December 17, 2001, the Boards of Directors/Trustees of each of various ING Funds approved plans of reorganization which were intended to decrease the number of corporate entities under which the ING Funds are organized (the "Reorganization") and to align the open-end funds with similar open-end funds that share the same prospectus. The Reorganization only resulted in a change in corporate form of some of the ING Funds, with no change in the substance or investment aspects of the ING Funds. The Reorganization was consummated to align the ING Funds' corporate structures and expedite the Funds' required filings with the Securities and Exchange Commission. Shareholders of Growth + Value and MagnaCap did not approve the Reorganization; therefore those Funds are remain part of ING Mayflower Trust and ING Investment Funds, Inc., respectively.

As a result of the Reorganization, the following ING Funds reorganized into series of ING Equity Trust: Convertible, Equity and Bond, Growth Opportunities, LargeCap Growth, Large Company Value Fund, Research Enhanced Index and SmallCap Opportunities (collectively, the "Reorganizing Funds"). In this regard, the Board approved the creation of a new series of ING Equity Trust to serve as "shells" (the "Shell Funds") into which the Reorganized Funds were reorganized. The plans of reorganization provided for, among other things, the transfer of the assets and liabilities of the Reorganizing Funds to the Shell Funds. Prior to September 23, 2002, the effective date of the Reorganization, the Shell Funds had only nominal assets. For accounting purposes, each Reorganizing Fund is considered the surviving entity, and the financial statements shown for periods prior to September 23, 2002 are the financial statements of the Reorganized Fund. MidCap Opportunities, MidCap Value Fund and SmallCap Value were originally organized as series of ING Equity Trust, and were not involved in the Reorganization.

--------------------------------------------------------------------------------

Prior to the Reorganization, Convertible, Equity and Bond, and LargeCap Growth were series of ING Mutual Funds ("IMF"). IMF is a Delaware business trust registered as an open-end management investment company organized in 1992.

Prior to the Reorganization, Growth Opportunities was the sole series of ING Growth Opportunities Fund, a Massachusetts business trust registered as an open-end management investment company organized in 1986.

Prior to the Reorganization, SmallCap Opportunities was the sole series of ING SmallCap Opportunities Fund, a Massachusetts business trust registered as an open-end management investment company organized in 1986.

Prior to the Reorganization, Large Company Value was the sole series of ING Large Company Value Fund, Inc., a Maryland corporation registered as an open-end, diversified management investment company organized in April 1991.

Prior to the Reorganization, Research Enhanced Index was a series of IMT. As discussed above, IMT is a Massachusetts business trust registered as an open-end management investment company organized in 1993.

On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio (the "Acquired Fund") were transferred to a newly created series of the ING Equity Trust, the ING Real Estate Fund (the "Acquiring Fund") in exchange for shares of the Acquiring Fund. These shares were then distributed to shareholders of the Acquired Fund and the Acquired Fund was terminated.

This reorganization was accounted for as tax-free reorganization under the Internal Revenue Code. Accordingly, no gain or loss was recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for shares of the Acquiring Fund.

Prior to November 4, 2002, Real Estate was organized as a series of The Advisors' Inner Circle Fund, a Massachusetts business trust registered as an open-end management investment company, established July 18, 1991.

Effective March 1, 2002, ING Pilgrim Investments, LLC, ING Pilgrim Securities, Inc. and ING Pilgrim Group, LLC changed their names to ING Investments, LLC, ING Funds Distributor, Inc. and ING Funds Services, LLC, respectively. Effective October 1, 2002, ING Funds Distributor, Inc. changed its name to ING Funds Distributor, LLC.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days from acquisition date are valued at amortized cost, which, when combined with accrued interest, approximates market value. Investments in mutual funds are valued at the closing Net Asset Value (NAV) per share.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded

--------------------------------------------------------------------------------

     on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.

          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS AND FUTURES CONTRACTS. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the

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 NOTES TO FINANCIAL STATEMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

     time it was closed. There were no open futures contracts at November 30, 2002.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends, if any, as follows:


     ANNUALLY                   SEMI-ANNUALLY             QUARTERLY
     --------                   -------------             ---------
     Growth + Value             MagnaCap                  Convertible
     Growth Opportunities       Large Company Value       Equity and Bond
     LargeCap Growth                                      Real Estate
     Midcap Opportunities
     SmallCap Opportunities
     Research Enhanced Index
     MidCap Value
     SmallCap Value

     Each Fund distributes capital gains, to the extent available, annually.

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Fund. The underlying collateral is valued daily on a mark to market basis to assure that the value, including accrued interest is at least equal to the repurchase price. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of the collateral securing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund had the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

--------------------------------------------------------------------------------

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-month period ended November 30, 2002, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                                PURCHASES              SALES
                                               ------------         ------------
Growth + Value                                 $357,441,814         $412,910,431
Growth Opportunities                            414,715,664          451,530,335
LargeCap Growth                                 395,916,662          441,669,342
MidCap Opportunities                            320,396,391          382,300,355
SmallCap Opportunities                          614,283,494          648,414,585
Research Enhanced Index                          49,756,517           64,742,044
Large Company Value                              42,434,843           30,636,737
MagnaCap                                         71,349,633           70,233,473
MidCap Value                                     18,661,273           15,751,155
SmallCap Value                                   19,333,499           13,855,753
Convertible                                      59,396,536           79,888,142
Equity and Bond                                  88,907,538           96,174,571
Real Estate                                      11,632,766            7,168,833

NOTE 4 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds has entered into an Investment Management Agreement with ING Investments, LLC. (the "Manager") a wholly-owned subsidiary of ING Groep N.V. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

                            AS A PERCENT OF AVERAGE NET ASSETS
                            ----------------------------------
Growth+ Value               1.00%
Growth Opportunities        0.95%
LargeCap Growth             0.75% on first $500 million; 0.675% on next $500
                            million; and 0.65% in excess of $1 billion
MidCap Opportunities        1.00%
SmallCap Opportunities      1.00%
Research Enhanced Index     0.70%
Large Company Value         0.75% on first $100 million; 0.60% on next $50
                            million; 0.50% on next $100 million; and 0.40% in
                            excess of $250 million
MagnaCap                    1.00% on first $30 million; 0.75% on next $220
                            million; 0.625% on next $250 million; and 0.50%
                            in excess of $500 million
MidCap Value                1.00%
SmallCap Value              1.00%
Convertible                 0.75% on first $500 million; 0.675% on next $500
                            million; and 0.65% in excess of $1 billion
Equity and Bond             0.75% on first $500 million; 0.675% on next $500
                            million; and 0.65% in excess of $1 billion
Real Estate                 0.70%

Navellier Fund Management, Inc. ("Navellier"), a registered investment advisor, serves as subadvisor to the Growth + Value Fund pursuant to a Subadvisory Agreement, dated July 31, 1996 and amended and restated on July 1, 1998, between the Manager and Navellier. Aeltus Investment Management, Inc. ("Aeltus"), a registered investment advisor, serves as subadvisor to the Research Enhanced Index Fund pursuant to a Subadvisory Agreement, dated August 7, 2001, between the Manager and Aeltus. Prior to August 1, 2001, J.P. Morgan Investment Management, Inc. served as subadvisor to the Fund. Brandes Investment Partners, LP ("Brandes"), a registered investment advisor, serves as subadvisor to the MidCap Value and SmallCap Value Funds pursuant to a Subadvisory Agreement, dated January 30, 2002, between the Manager and Brandes.

Clarion CRA Securities, L.P. ("CRA"), a registered investment advisor, became the subadvisor to the Real Estate Fund pursuant a Subadvisory Agreement, dated November 4, 2002, between the Manager and CRA. Prior to November 4, 2002, CRA served as the investment advisor to Real Estate.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except MagnaCap. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Funds' average daily net assets.

--------------------------------------------------------------------------------

MagnaCap has entered into a Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for LargeCap Growth, Convertible and Equity and Income.

Growth + Value, Growth Opportunities, MidCap Opportunities, SmallCap Opportunities and Research Enhanced Index also pay IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds (except as noted below) has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following rates:

                             CLASS A     CLASS B     CLASS C     CLASS I     CLASS M     CLASS Q      CLASS T
                            ---------   ---------   ---------   ---------   ---------   ---------   ----------
Growth + Value                 0.30%       1.00%       1.00%       N/A          N/A        0.25%         N/A
Growth Opportunities           0.30        1.00        1.00        N/A          N/A        0.25         0.95%
LargeCap Growth                0.35        1.00        1.00        N/A          N/A        0.25          N/A
MidCap Opportunities           0.30        1.00        1.00        N/A          N/A        0.25          N/A
SmallCap Opportunities         0.30        1.00        1.00        N/A          N/A        0.25         0.95
Research Enhanced Index        0.30        1.00        1.00        N/A          N/A        0.25          N/A
Large Company Value            0.25        1.00        1.00        N/A          N/A        0.25          N/A
MagnaCap                       0.30        1.00        1.00        N/A         0.75%       0.25          N/A
MidCap Value                   0.25        1.00        1.00        N/A          N/A        0.25          N/A
SmallCap Value                 0.25        1.00        1.00        N/A          N/A        0.25          N/A
Convertible                    0.35        1.00        1.00        N/A          N/A        0.25          N/A
Equity and Bond                0.35        1.00        1.00        N/A          N/A        0.25         0.75
Real Estate                    0.25        1.00        1.00        N/A          N/A        0.25          N/A

For the six months ended November 30, 2002, the Distributor has retained $53,740 as sales charges from the proceeds of Class A Shares sold, $40,509 from the proceeds of Class C Shares redeemed, and $48 from the proceeds of Class M Shares sold.

--------------------------------------------------------------------------------

NOTE 6 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At November 30, 2002, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (see Notes 4, 5 and 7):

                                                                  ACCRUED
                               ACCRUED                          SHAREHOLDER
                             INVESTMENT         ACCRUED        SERVICES AND
                             MANAGEMENT     ADMINISTRATIVE     DISTRIBUTION
                                FEES             FEES              FEES          TOTAL
                              --------         --------          --------       --------
Growth + Value                $199,447         $ 71,079          $164,072       $434,598
Growth Opportunities           156,667           39,884            91,402        287,953
LargeCap Growth                115,534           15,343           108,253        239,130
MidCap Opportunities           147,589           44,371           110,619        302,579
SmallCap Opportunities         258,087           57,799           176,761        492,647
Research Enhanced Index         51,028           14,083            53,424        118,535
Large Company Value             78,690           11,053            30,490        120,233
MagnaCap                       149,177            7,871            94,307        251,355
MidCap Value                    25,248            2,525            17,275         45,048
SmallCap Value                  24,470            2,447            16,651         43,568
Convertible                    115,998           14,178           126,035        256,211
Equity and Bond                 55,036            6,413            47,070        108,519
Real Estate                     57,539            7,165                13         64,717

NOTE 7 -- EXPENSE LIMITATIONS

For the following Funds, the Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                          CLASS A    CLASS B    CLASS C    CLASS I    CLASS Q    CLASS T
                          -------    -------    -------    -------    -------    -------
LargeCap Growth(1)         1.60%      2.25%      2.25%       N/A       1.50%       N/A
MidCap Opportunities(2)    1.50       2.20       2.20       1.20%      1.35        N/A
Large Company Value        2.75       3.50       3.50        N/A       2.75        N/A
MidCap Value               1.75       2.50       2.50       1.50       1.75        N/A
SmallCap Value             1.75       2.50       2.50       1.50       1.75        N/A
Convertible(1)             1.60       2.25       2.25        N/A       1.50        N/A
Equity and Bond(1)(3)      1.60       2.25       2.25        N/A       1.50       2.00%
Real Estate                1.25       2.20       2.20       1.00       1.25        N/A

----------
(1) Prior to November 1, 2001, the expense limitation rate for Class Q was 1.25%.
(2)  Prior to January 1, 2002, there was no expense limitation for the Fund.
(3) Prior to November 1, 2001, the expense limitation rate for Class T was 1.75%.

Each Fund will at a later date reimburse the Manager for expenses waived during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

As of November 30, 2002, the cumulative amounts of reimbursed fees that are subject to possible recoupment by the Manager are as follows:

LargeCap Growth                 $263,849
MidCap Opportunities             645,545
MidCap Value                     207,054
SmallCap Value                   195,624
Convertible                       60,230
Equity and Bond                  362,691
Real Estate                       11,662

NOTE 8 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. At November 30, 2002, the Funds did not have any loans outstanding under the line of credit.

--------------------------------------------------------------------------------

NOTE 9 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                        CLASS A SHARES                        CLASS B SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                                    ENDED             ENDED               ENDED             ENDED
                                                NOVEMBER 30,         MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2002              2002                2002              2002
                                               -------------      -------------      -------------      -------------
ING GROWTH + VALUE
 (NUMBER OF SHARES)
Shares sold                                        1,166,207          7,573,521            377,095          1,829,213
Shares redeemed                                   (2,418,715)       (10,051,567)        (3,797,315)        (6,707,089)
                                               -------------      -------------      -------------      -------------
Net decrease in shares outstanding                (1,252,508)        (2,478,046)        (3,420,220)        (4,877,876)
                                               =============      =============      =============      =============
ING GROWTH + VALUE ($)
Shares sold                                    $  10,106,851      $  83,819,458      $   2,994,072      $  20,197,659
Shares redeemed                                  (20,586,239)      (111,034,969)       (30,671,691)       (71,726,807)
                                               -------------      -------------      -------------      -------------
Net decrease                                   $ (10,479,388)     $ (27,215,511)     $ (27,677,619)     $ (51,529,148)
                                               =============      =============      =============      =============

                                                        CLASS C SHARES                        CLASS Q SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                                    ENDED             ENDED               ENDED             ENDED
                                                NOVEMBER 30,         MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2002              2002                2002              2002
                                               -------------      -------------      -------------      -------------
ING GROWTH + VALUE
 (NUMBER OF SHARES)
Shares sold                                          250,897          1,324,639              2,389             27,404
Shares redeemed                                   (2,378,885)        (4,731,745)            (2,250)           (19,970)
                                               -------------      -------------      -------------      -------------
Net increase (decrease) in shares
 outstanding                                      (2,127,988)        (3,407,106)               139              7,434
                                               =============      =============      =============      =============
ING GROWTH + VALUE ($)
Shares sold                                    $   2,021,545      $  14,652,114      $      19,000      $     312,909
Shares redeemed                                  (19,129,076)       (50,714,645)           (18,078)          (235,075)
                                               -------------      -------------      -------------      -------------
Net increase (decrease)                        $ (17,107,531)     $ (36,062,531)     $         922      $      77,834
                                               =============      =============      =============      =============

                                                        CLASS A SHARES                        CLASS B SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS           YEAR             SIX MONTHS           YEAR
                                                    ENDED             ENDED               ENDED             ENDED
                                                NOVEMBER 30,         MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2002              2002                2002              2002
                                               -------------      -------------      -------------      -------------
ING GROWTH OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                          580,046          2,688,274            116,802            599,172
Shares redeemed                                   (1,485,162)        (4,465,341)        (1,562,389)        (2,729,664)
                                               -------------      -------------      -------------      -------------
Net decrease in shares outstanding                  (905,116)        (1,777,067)        (1,445,587)        (2,130,492)
                                               =============      =============      =============      =============
ING GROWTH OPPORTUNITIES ($)
Shares sold                                    $   6,248,337      $  40,004,026      $   1,158,708      $   8,476,731
Shares issued as reinvestment of dividends                --                 --                 --                 --
Shares redeemed                                  (16,149,953)       (64,658,384)       (15,915,665)       (37,036,999)
                                               -------------      -------------      -------------      -------------
Net decrease                                   $  (9,901,616)     $ (24,654,358)     $ (14,756,957)     $ (28,560,268)
                                               =============      =============      =============      =============

--------------------------------------------------------------------------------

                                                        CLASS C SHARES                        CLASS T SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS            YEAR           SIX MONTHS            YEAR
                                                   ENDED               ENDED             ENDED              ENDED
                                                NOVEMBER 30,          MAY 31,         NOVEMBER 30,         MAY 31,
                                                    2002               2002              2002               2002
                                               -------------      -------------      -------------      -------------
ING GROWTH OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                          101,603            580,309                 --              1,728
Shares redeemed                                   (1,029,286)        (2,210,476)          (203,878)          (627,535)
                                               -------------      -------------      -------------      -------------
Net decrease in shares outstanding                  (927,683)        (1,630,167)          (203,878)          (625,807)
                                               =============      =============      =============      =============
ING GROWTH OPPORTUNITIES ($)
Shares sold                                    $   1,021,785      $   8,201,102      $          --      $      21,321
Shares redeemed                                  (10,524,987)       (29,810,181)        (2,090,611)        (8,967,880)
                                               -------------      -------------      -------------      -------------
Net decrease                                   $  (9,503,202)     $ (21,609,079)     $  (2,090,611)     $  (8,946,559)
                                               =============      =============      =============      =============

                                                        CLASS I SHARES                        CLASS Q SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS            YEAR           SIX MONTHS            YEAR
                                                   ENDED               ENDED             ENDED              ENDED
                                                NOVEMBER 30,          MAY 31,         NOVEMBER 30,         MAY 31,
                                                    2002               2002              2002               2002
                                               -------------      -------------      -------------      -------------
ING GROWTH OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                               54                792                 --             55,711
Shares redeemed                                           --             (1,013)              (517)          (479,835)
                                               -------------      -------------      -------------      -------------
Net increase (decrease) in
 shares outstanding                                       54               (221)              (517)          (424,124)
                                               =============      =============      =============      =============
ING GROWTH OPPORTUNITIES ($)
Shares sold                                    $         607      $      13,222      $          --      $     867,826
Shares redeemed                                           --            (14,464)            (5,708)        (7,238,101)
                                               -------------      -------------      -------------      -------------
Net increase (decrease)                        $         607      $      (1,242)     $      (5,708)     $  (6,370,275)
                                               =============      =============      =============      =============

                                                        CLASS A SHARES                        CLASS B SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS            YEAR           SIX MONTHS            YEAR
                                                   ENDED               ENDED             ENDED              ENDED
                                                NOVEMBER 30,          MAY 31,         NOVEMBER 30,         MAY 31,
                                                    2002               2002              2002               2002
                                               -------------      -------------      -------------      -------------
ING LARGECAP GROWTH
 (NUMBER OF SHARES)
Shares sold                                        1,363,671          2,658,138            215,038            855,661
Shares issued as reinvestment of dividends                --                939                 --                124
Shares redeemed                                   (2,079,889)        (5,335,128)        (1,523,833)        (2,997,437)
                                               -------------      -------------      -------------      -------------
Net decrease in shares outstanding                  (716,218)        (2,676,051)        (1,308,795)        (2,141,652)
                                               =============      =============      =============      =============
ING LARGECAP GROWTH ($)
Shares sold                                    $  19,169,088      $  52,212,562      $   2,869,359      $  16,971,200
Shares issued as reinvestment of dividends                --             18,730                 --              3,107
Shares redeemed                                  (28,613,596)      (103,167,640)       (20,880,753)       (56,761,530)
                                               -------------      -------------      -------------      -------------
Net decrease                                   $  (9,444,508)     $ (50,936,348)     $ (18,011,394)     $ (39,787,223)
                                               =============      =============      =============      =============

--------------------------------------------------------------------------------

                                                       CLASS C SHARES                      CLASS I SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS          PERIOD
                                                  ENDED              ENDED            ENDED              ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002              2002              2002             2002(1)
                                               ------------      ------------      ------------      ------------
ING LARGECAP GROWTH
 (NUMBER OF SHARES)
Shares sold                                         138,005           639,475            82,183         1,838,570
Shares issued as reinvestment of dividends               --                51                --                --
Shares redeemed                                    (801,364)       (2,184,382)         (203,518)         (296,694)
                                               ------------      ------------      ------------      ------------
Net increase (decrease) in
 shares outstanding                                (663,359)       (1,544,856)         (121,335)        1,541,876
                                               ============      ============      ============      ============
ING LARGECAP GROWTH ($)
Shares sold                                    $  1,826,094      $ 12,898,628      $  1,152,787      $ 36,212,393
Shares issued as reinvestment of dividends               --               901                --                --
Shares redeemed                                 (10,964,815)      (41,155,563)       (2,878,809)       (5,342,391)
                                               ------------      ------------      ------------      ------------
Net increase (decrease)                        $ (9,138,721)     $(28,256,034)     $ (1,726,022)     $ 30,870,002
                                               ============      ============      ============      ============

----------
(1) Commenced offering of shares on January 8, 2002.

                                                          CLASS Q SHARES
                                                 -------------------------------
                                                  SIX MONTHS           YEAR
                                                     ENDED             ENDED
                                                 NOVEMBER 30,         MAY 31,
                                                     2002              2002
                                                 ------------      ------------
ING LARGECAP GROWTH
 (NUMBER OF SHARES)
Shares sold                                            67,404         2,029,559
Shares issued as reinvestment of dividends                 --               404
Shares redeemed                                      (386,989)       (1,540,016)
                                                 ------------      ------------
Net increase (decrease) in shares outstanding        (319,585)          489,947
                                                 ============      ============
ING LARGECAP GROWTH ($)
Shares sold                                      $    942,493      $ 44,230,203
Shares issued as reinvestment of dividends                 --             8,201
Shares redeemed                                    (5,432,292)      (30,239,081)
                                                 ------------      ------------
Net increase (decrease)                          $ (4,489,799)     $ 13,999,323
                                                 ============      ============

----------
(1)  Commenced offering of shares on January 8, 2002.

                                              CLASS A SHARES                     CLASS B SHARES
                                      ------------------------------      ------------------------------
                                       SIX MONTHS           YEAR           SIX MONTHS          YEAR
                                          ENDED             ENDED             ENDED            ENDED
                                      NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                          2002              2002              2002              2002
                                      ------------      ------------      ------------      ------------
ING MIDCAP OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                502,680         1,348,381           102,913           360,114
Shares issued in merger                         --         5,001,056                --         4,822,131
Shares redeemed                         (1,675,665)       (1,883,562)       (1,303,741)         (741,630)
                                      ------------      ------------      ------------      ------------
Net increase (decrease) in shares
 outstanding                            (1,172,985)        4,465,875        (1,200,828)        4,440,615
                                      ============      ============      ============      ============
ING MIDCAP OPPORTUNITIES ($)
Shares sold                           $  4,673,552      $ 15,945,265      $    935,471      $  4,209,707
Shares issued in merger                         --        57,460,972                --        54,010,417
Shares redeemed                        (15,442,476)      (21,781,921)      (11,809,950)       (8,323,034)
                                      ------------      ------------      ------------      ------------
Net increase (decrease)               $(10,768,924)     $ 51,624,316      $(10,874,479)     $ 49,897,090
                                      ============      ============      ============      ============

--------------------------------------------------------------------------------

                                                         CLASS C SHARES                      CLASS I SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS           YEAR            SIX MONTHS            YEAR
                                                    ENDED             ENDED              ENDED              ENDED
                                                NOVEMBER 30,         MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2002               2002               2002               2002
                                               -------------      -------------      -------------      -------------
ING MIDCAP OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                           82,571            171,335                 --                431
Shares issued in merger                                   --          8,539,378                 --                 --
Shares redeemed                                   (1,557,089)          (673,551)        (2,608,696)                --
                                               -------------      -------------      -------------      -------------
Net increase (decrease) in shares
 outstanding                                      (1,474,518)         8,037,162         (2,608,696)               431
                                               =============      =============      =============      =============
ING MIDCAP OPPORTUNITIES ($)
Shares sold                                    $     744,804      $   1,957,505      $          --      $       5,008
Shares issued in merger                                   --         95,170,477                 --                 --
Shares redeemed                                  (14,034,782)        (7,569,185)       (24,000,000)                --
                                               -------------      -------------      -------------      -------------
Net increase (decrease)                        $ (13,289,978)     $  89,558,797      $ (24,000,000)     $       5,008
                                               =============      =============      =============      =============

                                                         CLASS Q SHARES
                                               --------------------------------
                                                 SIX MONTHS           YEAR
                                                    ENDED             ENDED
                                                NOVEMBER 30,         MAY 31,
                                                    2002               2002
                                               -------------      -------------
ING MIDCAP OPPORTUNITIES
 (NUMBER OF SHARES)
Shares sold                                          138,245             91,512
Shares issued in merger                                   --            981,467
Shares redeemed                                     (230,285)          (694,816)
                                               -------------      -------------
Net increase in shares outstanding                   (92,040)           378,163
                                               =============      =============
ING MIDCAP OPPORTUNITIES ($)
Shares sold                                    $   1,316,220      $   1,112,443
Shares issued in merger                                   --         11,326,837
Shares redeemed                                   (2,180,683)        (8,237,829)
                                               -------------      -------------
Net increase                                   $    (864,463)     $   4,201,451
                                               =============      =============

                                                         CLASS A SHARES                      CLASS B SHARES
                                               --------------------------------      --------------------------------
                                                 SIX MONTHS           YEAR            SIX MONTHS            YEAR
                                                    ENDED             ENDED              ENDED              ENDED
                                                NOVEMBER 30,         MAY 31,          NOVEMBER 30,         MAY 31,
                                                    2002               2002               2002               2002
                                               -------------      -------------      -------------      -------------
ING SMALLCAP OPPORTUNITES
 (NUMBER OF SHARES)
Shares sold                                        1,621,616          4,108,446            161,640            636,080
Shares issued in merger                                   --          2,414,351                 --          1,849,518
Shares issued as reinvestment of dividends                --            125,361                 --            137,050
Shares redeemed                                   (2,126,445)        (3,119,480)        (1,243,640)        (1,386,958)
                                               -------------      -------------      -------------      -------------
Net increase (decrease) in shares
 outstanding                                        (504,829)         3,528,678         (1,082,000)         1,235,690
                                               =============      =============      =============      =============
ING SMALLCAP OPPORTUNITES($)
Shares sold                                    $  31,330,494      $ 120,715,302      $   2,814,761      $  17,982,622
Shares issued in merger                                   --         61,806,247                 --         44,285,046
Shares issued as reinvestment of dividends                --          3,576,353                 --          3,669,830
Shares redeemed                                  (40,695,572)       (90,422,365)       (21,866,985)       (37,810,172)
                                               -------------      -------------      -------------      -------------
Net increase (decrease)                        $  (9,365,078)     $  95,675,537      $ (19,052,224)     $  28,127,326
                                               =============      =============      =============      =============

--------------------------------------------------------------------------------

                                                       CLASS C SHARES                     CLASS T SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED             ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002              2002             2002               2002
                                               ------------      ------------      ------------      ------------
ING SMALLCAP OPPORTUNITES
 (NUMBER OF SHARES)
Shares sold                                         100,378           508,063                --               334
Shares issued in merger                                  --         3,423,776                --                --
Shares issued as reinvestment of dividends               --            46,233                --            11,694
Shares redeemed                                  (1,005,277)         (805,214)          (75,699)         (238,967)
                                               ------------      ------------      ------------      ------------
Net increase (decrease) in shares
 outstanding                                       (904,899)        3,172,858           (75,699)         (226,939)
                                               ============      ============      ============      ============
ING SMALLCAP OPPORTUNITES($)
Shares sold                                    $  1,731,365      $ 14,450,521      $         --      $      8,901
Shares issued in merger                                  --        81,805,796                --                --
Shares issued as reinvestment of dividends               --         1,235,346                --           316,205
Shares redeemed                                 (17,831,143)      (21,787,806)       (1,349,998)       (6,826,551)
                                               ------------      ------------      ------------      ------------
Net increase (decrease)                        $(16,099,778)     $ 75,703,857      $ (1,349,998)     $ (6,501,445)
                                               ============      ============      ============      ============

                                                       CLASS C SHARES                     CLASS T SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED             ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002              2002             2002               2002
                                               ------------      ------------      ------------      ------------
ING SMALLCAP OPPORTUNITES
 (NUMBER OF SHARES)
Shares sold                                         100,378           508,063                --               334
Shares issued in merger                                  --         3,423,776                --                --
Shares issued as reinvestment of dividends               --            46,233                --            11,694
Shares redeemed                                  (1,005,277)         (805,214)          (75,699)         (238,967)
                                               ------------      ------------      ------------      ------------
Net increase (decrease) in shares
 outstanding                                       (904,899)        3,172,858           (75,699)         (226,939)
                                               ============      ============      ============      ============
ING SMALLCAP OPPORTUNITES($)
Shares sold                                    $  1,731,365      $ 14,450,521      $         --      $      8,901
Shares issued in merger                                  --        81,805,796                --                --
Shares issued as reinvestment of dividends               --         1,235,346                --           316,205
Shares redeemed                                 (17,831,143)      (21,787,806)       (1,349,998)       (6,826,551)
                                               ------------      ------------      ------------      ------------
Net increase (decrease)                        $(16,099,778)     $ 75,703,857      $ (1,349,998)     $ (6,501,445)
                                               ============      ============      ============      ============

                                                       CLASS I SHARES                     CLASS Q SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED             ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002              2002             2002               2002
                                               ------------      ------------      ------------      ------------
ING SMALLCAP OPPORTUNITES
 (NUMBER OF SHARES)
Shares sold                                          26,554           518,042            12,892            21,261
Shares issued in merger                                  --                --                --           159,919
Shares issued as reinvestment of dividends               --                --                --             2,615
Shares redeemed                                     (65,118)          (73,562)          (81,503)         (105,090)
                                               ------------      ------------      ------------      ------------
Net increase (decrease) in shares
 outstanding                                        (38,564)          444,480           (68,611)           78,705
                                               ============      ============      ============      ============
ING SMALLCAP OPPORTUNITES($)
Shares sold                                    $    487,065      $ 15,648,216      $    260,651      $    708,356
Shares issued in merger                                  --                --                --         4,098,445
Shares issued as reinvestment of dividends               --                 5                --            74,783
Shares redeemed                                  (1,215,011)       (1,925,564)       (1,520,732)       (3,230,766)
                                               ------------      ------------      ------------      ------------
Net increase (decrease)                        $   (727,946)     $ 13,722,657      $ (1,260,081)     $  1,650,818
                                               ============      ============      ============      ============

--------------------------------------------------------------------------------

                                                          CLASS A SHARES                      CLASS B SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED             ENDED             ENDED            ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING RESEARCH ENHANCED INDEX
 (NUMBER OF SHARES)
Shares sold                                            257,907           332,209           108,603           653,975
Shares redeemed                                       (352,584)         (451,951)       (1,319,962)       (2,101,755)
                                                  ------------      ------------      ------------      ------------
Net decrease in shares outstanding                     (94,677)         (119,742)       (1,211,359)       (1,447,780)
                                                  ============      ============      ============      ============
ING RESEARCH ENHANCED INDEX ($)
Shares sold                                       $  1,821,608      $  2,956,464      $    758,046      $  5,692,149
Shares redeemed                                     (2,545,472)       (4,015,022)       (9,265,639)      (18,419,336)
                                                  ------------      ------------      ------------      ------------
Net decrease                                      $   (723,864)     $ (1,058,558)     $ (8,507,593)     $(12,727,187)
                                                  ============      ============      ============      ============

                                                          CLASS C SHARES                      CLASS I SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS            YEAR          SIX MONTHS          YEAR
                                                      ENDED             ENDED             ENDED            ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING RESEARCH ENHANCED INDEX
 (NUMBER OF SHARES)
Shares sold                                             46,038           478,885                --                 3
Shares redeemed                                       (948,170)       (2,874,370)               --                --
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding         (902,132)       (2,395,485)               --                 3
                                                  ============      ============      ============      ============
ING RESEARCH ENHANCED INDEX ($)
Shares sold                                       $    328,025      $  4,203,945      $         --      $         25
Shares redeemed                                     (6,523,033)      (25,015,303)               --                --
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $ (6,195,008)     $(20,811,358)     $         --      $         25
                                                  ============      ============      ============      ============

                                                 CLASS Q SHARES
                                                  ------------
                                                      YEAR
                                                      ENDED
                                                     MAY 31,
                                                      2002
                                                  ------------
ING RESEARCH ENHANCED INDEX
 (NUMBER OF SHARES)
Shares sold                                             30,192
Shares redeemed                                        (76,493)
                                                  ------------
Net decrease in shares outstanding                     (46,301)
                                                  ============
ING RESEARCH ENHANCED INDEX ($)
Shares sold                                       $    274,465
Shares redeemed                                       (702,790)
                                                  ------------
Net decrease                                      $   (428,325)
                                                  ============

--------------------------------------------------------------------------------

                                                          CLASS A SHARES                      CLASS B SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED             ENDED             ENDED             ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------

ING LARGE COMPANY VALUE
 (NUMBER OF SHARES)
Shares sold                                            379,097         1,373,253            69,479           121,663
Shares issued as reinvestment of dividends              27,339           233,778                --             5,594
Shares redeemed                                       (989,735)       (2,149,663)          (74,185)          (99,057)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares
 outstanding                                          (583,299)         (542,632)           (4,706)           28,200
                                                  ============      ============      ============      ============
ING LARGE COMPANY VALUE ($)
Shares sold                                       $  4,569,840      $ 20,940,770      $    803,384      $  1,825,895
Shares issued as reinvestment of dividends             314,389         3,503,302                --            83,179
Shares redeemed                                    (11,731,020)      (32,730,767)         (878,261)       (1,527,433)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $ (6,846,791)     $ (8,286,695)     $    (74,877)     $    381,641
                                                  ============      ============      ============      ============

                                                          CLASS C SHARES                      CLASS Q SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED             ENDED             ENDED             ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                      2002              2002              2002             2002(1)
                                                  ------------      ------------      ------------      ------------
ING LARGE COMPANY VALUE
 (NUMBER OF SHARES)
Shares sold                                             12,930            64,684                --             1,337
Shares issued as reinvestment of dividends                  --             2,645                --                --
Shares redeemed                                        (46,442)         (139,077)             (184)               --
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding          (33,512)          (71,748)             (184)            1,337
                                                  ============      ============      ============      ============
ING LARGE COMPANY VALUE ($)
Shares sold                                       $    159,489      $    986,051      $         --      $     19,389
Shares issued as reinvestment of dividends                  --            39,228                --                --
Shares redeemed                                       (482,701)       (2,222,672)           (1,771)               --
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $   (323,212)     $ (1,197,393)     $     (1,771)     $     19,389
                                                  ============      ============      ============      ============

----------
(1)  Commenced offering of shares on October 4, 2001

                                                          CLASS A SHARES                      CLASS B SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED             ENDED             ENDED             ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING MAGNACAP
 (NUMBER OF SHARES)
Shares sold                                            660,511         2,200,329           180,605         1,165,942
Shares issued as reinvestment of dividends              57,694         3,100,059                --         1,123,166
Shares redeemed                                     (2,073,882)       (4,883,156)       (1,602,947)       (2,663,961)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding       (1,355,677)          417,232        (1,422,342)         (374,853)
                                                  ============      ============      ============      ============
ING MAGNACAP ($)
Shares sold                                       $  5,562,508      $ 24,358,517      $  1,437,964      $ 12,626,363
Shares issued as reinvestment of dividends             462,280        31,776,032                --        11,153,042
Shares redeemed                                    (17,302,393)      (54,127,863)      (12,868,178)      (28,380,740)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $ 11,277,605      $  2,006,686      $(11,430,214)     $ (4,601,335)
                                                  ============      ============      ============      ============

--------------------------------------------------------------------------------

                                                           CLASS C SHARES                     CLASS M SHARES
                                                  ------------------------------     -------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED            ENDED              ENDED            ENDED
                                                  NOVEMBER 30,        MAY 31,         NOVEMBER 30,        MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING MAGNACAP
 (NUMBER OF SHARES)
Shares sold                                            217,326           491,490             9,244            38,778
Shares issued as reinvestment of dividends                  --           119,279                --           207,863
Shares redeemed                                       (324,112)         (446,035)         (257,099)         (339,171)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding         (106,786)          164,734          (247,855)          (92,530)
                                                  ============      ============      ============      ============
ING MAGNACAP ($)
Shares sold                                       $  1,842,620      $  5,208,521      $     74,723      $    418,837
Shares issued as reinvestment of dividends                  --         1,185,640                --         2,103,577
Shares redeemed                                     (2,717,128)       (4,684,503)       (2,124,313)       (3,695,461)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $   (874,508)     $  1,709,658      $ (2,049,590)     $ (1,173,047)
                                                  ============      ============      ============      ============

                                                           CLASS Q SHARES
                                                  ------------------------------
                                                   SIX MONTHS           YEAR
                                                      ENDED            ENDED
                                                  NOVEMBER 30,        MAY 31,
                                                      2002              2002
                                                  ------------      ------------
ING MAGNACAP
 (NUMBER OF SHARES)
Shares sold                                                 --            25,363
Shares issued as reinvestment of dividends               4,708           161,336
Shares redeemed                                         (2,562)         (172,009)
                                                  ------------      ------------
Net increase in shares outstanding                       2,146            14,690
                                                  ============      ============
ING MAGNACAP ($)
Shares sold                                                 --      $    293,569
Shares issued as reinvestment of dividends        $     37,713         1,652,078
Shares redeemed                                        (21,968)       (1,844,440)
                                                  ------------      ------------
Net increase                                      $     15,745      $    101,207
                                                  ============      ============

                                                           CLASS A SHARES                     CLASS B SHARES
                                                  ------------------------------     -------------------------------
                                                   SIX MONTHS          PERIOD          SIX MONTHS          PERIOD
                                                      ENDED             ENDED             ENDED             ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                      2002             2002(1)             2002            2002(2)
                                                  ------------      ------------      ------------      ------------
ING MIDCAP VALUE
 (NUMBER OF SHARES)
Shares sold                                            726,864         2,605,647           594,929         1,153,304
Shares issued as reinvestment of dividends              34,294                --            18,192                --
Shares redeemed                                     (1,317,227)         (142,673)         (289,031)          (17,955)
                                                  ------------      ------------      ------------      ------------
Net increase in shares outstanding                    (556,069)        2,462,974           324,090         1,135,349
                                                  ============      ============      ============      ============
ING MIDCAP VALUE ($)
Shares sold                                       $  5,472,834      $ 26,775,675      $  4,688,834      $ 11,840,128
Shares issued as reinvestment of dividends             231,829                --           122,976                --
Shares redeemed                                     (8,830,280)       (1,470,743)       (2,115,785)         (184,720)
                                                  ------------      ------------      ------------      ------------
Net increase                                      $ (3,125,617)     $ 25,304,932      $  2,696,025      $ 11,655,408
                                                  ============      ============      ============      ============

----------
(1)  Commenced offering of shares on February 1, 2002.
(2)  Commenced offering of shares on February 4, 2002.

--------------------------------------------------------------------------------

                                                        CLASS C SHARES                     CLASS I SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS          PERIOD          SIX MONTHS          PERIOD
                                                   ENDED             ENDED            ENDED              ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002             2002(1)            2002             2002(2)
                                               ------------      ------------      ------------      ------------
ING MIDCAP VALUE
 (NUMBER OF SHARES)
Shares sold                                         387,249           965,747            14,417             6,888
Shares issued as reinvestment of dividends           13,951                --               562                --
Shares redeemed                                    (160,340)          (17,708)               --                --
                                               ------------      ------------      ------------      ------------
Net increase in shares outstanding                  240,860           948,039            14,979             6,888
                                               ============      ============      ============      ============
ING MIDCAP VALUE ($)
Shares sold                                    $  3,186,895      $  9,937,739      $    105,285      $     70,941
Shares issued as reinvestment of dividends           94,305                --             3,799                --
Shares redeemed                                  (1,130,645)         (184,006)               --                --
                                               ------------      ------------      ------------      ------------
Net increase                                   $  2,150,555      $  9,753,733      $    109,084      $     70,941
                                               ============      ============      ============      ============

                                                        CLASS Q SHARES
                                               ------------------------------
                                                SIX MONTHS          PERIOD
                                                   ENDED             ENDED
                                               NOVEMBER 30,         MAY 31,
                                                   2002             2002(3)
                                               ------------      ------------
ING MIDCAP VALUE
 (NUMBER OF SHARES)
Shares sold                                             550             1,115
Shares issued as reinvestment of dividends               42                --
                                               ------------      ------------
Net increase in shares outstanding                      592             1,115
                                               ============      ============
ING MIDCAP VALUE ($)
Shares sold                                    $      4,534      $     11,595
Shares issued as reinvestment of dividends              285                --
                                               ------------      ------------
Net increase                                   $      4,819      $     11,595
                                               ============      ============

                                                        CLASS A SHARES                     CLASS B SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS          PERIOD          SIX MONTHS          PERIOD
                                                   ENDED             ENDED             ENDED             ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,         MAY 31,
                                                   2002             2002(4)            2002             2002(2)
                                               ------------      ------------      ------------      ------------
ING SMALLCAP VALUE
 (NUMBER OF SHARES)
Shares sold                                         562,253         1,818,913           343,894           783,600
Shares issued as reinvestment of dividends           16,962                --             6,822                --
Shares redeemed                                    (878,261)          (83,387)         (185,901)          (39,620)
                                               ------------      ------------      ------------      ------------
Net increase in shares outstanding                  299,046         1,735,526           164,815           743,980
                                               ============      ============      ============      ============
ING SMALLCAP VALUE ($)
Shares sold                                    $  5,305,641      $ 19,106,892      $  3,234,786      $  8,286,464
Shares issued as reinvestment of dividends          145,698                --            58,605                --
Shares redeemed                                  (7,847,793)         (875,665)       (1,676,123)         (426,160)
                                               ------------      ------------      ------------      ------------
Net increase                                   $  2,396,454      $ 18,231,227      $  1,617,268      $  7,860,304
                                               ============      ============      ============      ============

----------
(1)  Commenced offering of shares on February 4, 2002.
(2)  Commenced offering of shares on March 4, 2002.
(3)  Commenced offering of shares on April 17, 2002.
(4)  Commenced offering of shares on February 1, 2002.

--------------------------------------------------------------------------------

                                         CLASS C SHARES                    CLASS I SHARES                  CLASS Q SHARES
                                  ----------------------------      ----------------------------     ----------------------------
                                   SIX MONTHS        PERIOD          SIX MONTHS        PERIOD         SIX MONTHS        PERIOD
                                      ENDED           ENDED             ENDED           ENDED            ENDED           ENDED
                                  NOVEMBER 30,       MAY 31,        NOVEMBER 30,       MAY 31,       NOVEMBER 30,       MAY 31,
                                      2002           2002(1)            2002           2002(2)           2002           2002(3)
                                  -----------      -----------      -----------      -----------     -----------      -----------
ING SMALLCAP VALUE
 (NUMBER OF SHARES)
Shares sold                           390,123          812,089           28,890            2,469            (696)             760
Shares issued as reinvestment
 of dividends                           6,625               --              564               --               1               --
Shares redeemed                       (84,814)         (13,303)          (1,961)              --              --               --
                                  -----------      -----------      -----------      -----------     -----------      -----------
Net increase in shares
 outstanding                          311,934          798,786           27,493            2,469            (695)             760
                                  ===========      ===========      ===========      ===========     ===========      ===========
ING SMALLCAP VALUE ($)
Shares sold                       $ 3,688,328      $ 8,706,900      $   270,480      $    26,848     $    (7,612)     $     8,230
Shares issued as reinvestment
 of dividends                          56,845               --            4,836               --               5               --
Shares redeemed                      (748,817)        (141,971)         (16,941)              --              --               --
                                  -----------      -----------      -----------      -----------     -----------      -----------
Net increase                      $ 2,996,356      $ 8,564,929      $   258,375      $    26,848     $    (7,607)     $     8,230
                                  ===========      ===========      ===========      ===========     ===========      ===========

                                                        CLASS A SHARES                    CLASS B SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED            ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                   2002              2002              2002              2002
                                               ------------      ------------      ------------      ------------
ING CONVERTIBLE
 (NUMBER OF SHARES)
Shares sold                                         175,706         1,958,879           171,934           614,464
Shares issued as reinvestment of dividends           22,858           110,965            18,153            88,673
Shares redeemed                                    (924,235)       (3,641,803)       (1,068,991)       (1,844,627)
                                               ------------      ------------      ------------      ------------
Net decrease in shares outstanding                 (725,671)       (1,571,959)         (878,904)       (1,141,490)
                                               ============      ============      ============      ============
ING CONVERTIBLE ($)
Shares sold                                    $  2,527,143      $ 30,523,457      $  2,720,882      $ 10,852,858
Shares issued as reinvestment of dividends          334,080         1,758,845           292,803         1,536,619
Shares redeemed                                 (13,367,816)      (57,093,216)      (16,991,498)      (31,743,142)
                                               ------------      ------------      ------------      ------------
Net decrease                                   $(10,506,593)     $(24,810,914)     $(13,977,813)     $(19,353,665)
                                               ============      ============      ============      ============

                                                        CLASS C SHARES                    CLASS Q SHARES
                                               ------------------------------      ------------------------------
                                                SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                   ENDED             ENDED             ENDED            ENDED
                                               NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                   2002              2002              2002              2002
                                               ------------      ------------      ------------      ------------
ING CONVERTIBLE
 (NUMBER OF SHARES)
Shares sold                                         109,144           450,714             1,412            30,682
Shares issued as reinvestment of dividends           13,964            64,090             4,465            32,307
Shares redeemed                                    (968,586)       (1,812,332)         (243,079)       (1,190,010)
                                               ------------      ------------      ------------      ------------
Net decrease in shares outstanding                 (845,478)       (1,297,528)         (237,202)       (1,127,021)
                                               ============      ============      ============      ============
ING CONVERTIBLE ($)
Shares sold                                    $  1,622,786      $  7,434,361      $     19,673      $    482,846
Shares issued as reinvestment of dividends          210,520         1,039,698            63,311           502,113
Shares redeemed                                 (14,356,665)      (29,432,206)       (3,408,739)      (18,495,520)
                                               ------------      ------------      ------------      ------------
Net decrease                                   $(12,523,359)     $(20,958,147)     $ (3,325,755)     $(17,510,561)
                                               ============      ============      ============      ============

----------
(1)  Commenced offering of shares on February 7, 2002.
(2)  Commenced offering of shares on March 7, 2002.
(3)  Commenced offering of shares on April 30, 2002.

--------------------------------------------------------------------------------

                                                           CLASS A SHARES                     CLASS B SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED             ENDED             ENDED            ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING EQUITY AND BOND
 (NUMBER OF SHARES)
Shares sold                                            505,486         2,044,167           139,413           568,337
Shares issued as reinvestment of dividends              40,260           169,074            10,345            53,496
Shares redeemed                                       (957,886)       (2,107,628)         (595,766)         (688,620)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding         (412,140)          105,613           446,008           (66,787)
                                                  ============      ============      ============      ============
ING EQUITY AND BOND ($)
Shares sold                                       $  5,477,566      $ 25,609,560      $  1,643,681      $  7,552,484
Shares issued as reinvestment of dividends             438,164         2,077,020           122,525           706,119
Shares redeemed                                    (10,383,770)      (26,287,880)       (6,961,198)       (9,177,528)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $ (4,468,040)     $  1,398,700      $ (5,194,992)     $   (918,925)
                                                  ============      ============      ============      ============

                                                           CLASS C SHARES                     CLASS Q SHARES
                                                  ------------------------------      ------------------------------
                                                   SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                                      ENDED             ENDED             ENDED            ENDED
                                                  NOVEMBER 30,         MAY 31,        NOVEMBER 30,        MAY 31,
                                                      2002              2002              2002              2002
                                                  ------------      ------------      ------------      ------------
ING EQUITY AND BOND
 (NUMBER OF SHARES)
Shares sold                                             71,004           262,677             3,114             9,956
Shares issued as reinvestment of dividends               7,589            38,349               165             1,271
Shares redeemed                                       (235,143)         (518,494)           (2,527)          (23,460)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease) in shares outstanding         (156,550)         (217,468)              752           (12,233)
                                                  ============      ============      ============      ============
ING EQUITY AND BOND ($)
Shares sold                                       $    735,766      $  3,148,057      $     32,784      $    123,222
Shares issued as reinvestment of dividends              79,705           452,175             1,772            15,488
Shares redeemed                                     (2,442,476)       (6,149,939)          (26,930)         (288,266)
                                                  ------------      ------------      ------------      ------------
Net increase (decrease)                           $ (1,627,005)     $ (2,549,707)     $      7,626      $   (149,556)
                                                  ============      ============      ============      ============

                                                           CLASS T SHARES
                                                  ------------------------------
                                                   SIX MONTHS           YEAR
                                                      ENDED             ENDED
                                                  NOVEMBER 30,         MAY 31,
                                                      2002              2002
                                                  ------------      ------------
ING EQUITY AND BOND
 (NUMBER OF SHARES)
Shares sold                                                666               325
Shares issued as reinvestment of dividends               2,484            14,320
Shares redeemed                                        (65,348)         (204,914)
                                                  ------------      ------------
Net decrease in shares outstanding                     (62,198)         (190,269)
                                                  ============      ============
ING EQUITY AND BOND ($)
Shares sold                                       $      7,881      $      4,282
Shares issued as reinvestment of dividends              29,256           189,047
Shares redeemed                                       (763,962)       (2,740,344)
                                                  ------------      ------------
Net decrease                                      $   (726,825)     $ (2,547,015)
                                                  ============      ============

--------------------------------------------------------------------------------

                                      CLASS B SHARES                     CLASS I SHARES
                                      --------------    -------------------------------------------------
                                          PERIOD           PERIOD              YEAR             YEAR
                                           ENDED            ENDED             ENDED             ENDED
                                       NOVEMBER 30,     NOVEMBER 30,       OCTOBER 31,       OCTOBER 31,
                                        2002(1)(2)       2002(1)(3)       2002 (000)(3)     2001 (000)(3)
                                       ------------     ------------      ------------      -------------
ING REAL ESTATE
 (NUMBER OF SHARES)
Shares sold                                   5,793          312,557             3,286             1,658
Shares redeemed                                  --         (104,439)           (1,331)             (589)
                                       ------------     ------------      ------------      ------------
Net increase in shares outstanding            5,793        9,964,932             1,955             1,069
                                       ============     ============      ============      ============
ING REAL ESTATE ($)
Shares sold                            $     57,933     $  3,223,492      $     34,808      $     16,836
Shares redeemed                                  --       (1,073,822)          (14,352)           (5,896)
                                       ------------     ------------      ------------      ------------
Net increase                           $     57,933     $ 98,770,679      $     20,456      $     10.940
                                       ============     ============      ============      ============

----------
(1)  The Fund changed its fiscal year end to May 31.
(2)  The Fund commenced operations on November 20, 2002.
(3)  Reflects history of a predecessor mutual fund (see Note 1).

NOTE 10 -- WHEN ISSUED SECURITIES

The Equity and Income Fund, at times, may purchase FNMA/GNMA certificates on a delayed delivery, forward or when-issued basis with payment and delivery often taking place a month or more after the initiation of the transaction. It is the Fund's policy to record when-issued FNMA/GNMA certificates (and the corresponding obligation to pay for the securities) at the time the purchase commitment becomes fixed -- generally on the trade date. It is also the Fund's policy to segregate assets to cover its commitments for when-issued securities on trade date.

NOTE 11 -- REORGANIZATIONS

On May 17, 2002 certain Funds, as listed below (each an: "Acquiring Fund"), acquired the assets and certain liabilities of other Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 9 -- Capital Shares. Net assets and unrealized appreciation/(depreciation) as of the reorganization dates were as follows:

                                                                                                        ACQUIRED FUND
    ACQUIRING                           ACQUIRED            TOTAL NET ASSETS OF   TOTAL NET ASSETS OF    UNREALIZED
      FUND                                FUND                 ACQUIRED FUND         ACQUIRING FUND     APPRECIATION
      ----                                ----                 -------------         --------------     ------------
MidCap Opportunities Fund     Pilgrim MidCap Growth Fund        $217,968,703           $84,663,797       $20,262,576
SmallCap Opportunities Fund   Pilgrim SmallCap Growth Fund       191,995,534           319,795,499        16,636,048

The net assets of MidCap Opportunities Fund and SmallCap Opportunities after the acquisition were approximately $302,632,500 and $511,791,033 respectively.

NOTE 12 -- FEDERAL INCOME TAXES

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for the six months ended November 30, 2002 was as follows:

                              ORDINARY
                               INCOME
                             ----------
Large Company Value          $  381,781
MagnaCap                        578,867
MidCap Value                    567,626
SmallCap Value                  354,275
Convertible                   1,404,404
Equity and Bond                 845,664

--------------------------------------------------------------------------------

The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts, presented on the Statements of Assets and Liabilities, based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at May 31, 2002:

                                    AMOUNT          EXPIRATION DATES
                                 ------------       ----------------
Growth + Value                   $443,996,279          2009 - 2011
Growth Opportunities              407,063,615          2009 - 2011
LargeCap Growth                   346,606,915          2008 - 2011
MidCap Opportunities              146,381,726          2007 - 2010
SmallCap Opportunities            251,007,652          2008 - 2011
Research Enhanced Index            25,424,144          2008 - 2011
Large Company Value                 7,488,459             2011
MagnaCap                            2,428,614             2011
Convertible                        97,587,259          2010 - 2011
Equity and Bond                     3,553,889          2010 - 2011

A portion of the amount of these losses may be limited in the future for LargeCap Growth, MidCap Opportunities, SmallCap Opportunities, Large Company Value, MagnaCap and Equity and Bond due to previous fund mergers.

NOTE 13 -- SUBSEQUENT EVENTS

On December 10, 2002, ING Biotechnology Fund was liquidated pursuant to a Plan of Liquidation and Dissolution of Series adopted by the Board of Trustees of ING Equity Trust on November 6, 2002.

On January 7, 2003, the Board of Trustees of ING Funds approved a proposal to reorganize the ING Large Company Value Fund, "Disappearing Fund" into the ING MagnaCap Fund, "Surviving Fund" (the "Reorganization"). The proposed reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganization would take place during the second quarter of 2003.

DIVIDENDS. Subsequent to November 30, 2002 the following Funds declared dividends from net investment income of:

                     PER SHARE
                       AMOUNT          PAYABLE DATE          RECORD DATE
                       ------          ------------          -----------
CONVERTIBLE
Class A              $ 0.0897      December 20, 2002      December 17, 2002
Class B              $ 0.0636      December 20, 2002      December 17, 2002
Class C              $ 0.0680      December 20, 2002      December 17, 2002
Class Q              $ 0.0957      December 20, 2002      December 17, 2002

EQUITY AND BOND
Class A              $ 0.0691      December 20, 2002      December 17, 2002
Class B              $ 0.0485      December 20, 2002      December 17, 2002
Class C              $ 0.0578      December 20, 2002      December 17, 2002
Class Q              $ 0.0714      December 20, 2002      December 17, 2002
Class T              $ 0.0564      December 20, 2002      December 17, 2002

ING
Growth +
Value
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.99%
                     AGRICULTURE: 1.68%
    163,500          Bunge Ltd.                                       4,013,925
                                                                   ------------
                                                                      4,013,925
                                                                   ------------
                     APPAREL: 4.11%
    177,200    @     Coach, Inc.                                      6,028,344
     86,800    @     Columbia Sportswear Co.                          3,833,001
                                                                   ------------
                                                                      9,861,345
                                                                   ------------
                     BANKS: 2.43%
    140,600          UCBH Holdings, Inc.                              5,813,810
                                                                   ------------
                                                                      5,813,810
                                                                   ------------
                     COMMERCIAL SERVICES: 5.37%
     86,800    @     Apollo Group, Inc.                               3,580,500
     91,900    @     Corinthian Colleges, Inc.                        3,587,776
    139,100    @     FTI Consulting, Inc.                             5,704,491
                                                                   ------------
                                                                     12,872,767
                                                                   ------------
                     COMPUTERS: 13.76%
     77,200    @     CACI Intl., Inc.                                 2,941,320
    104,800    @     Cognizant Technology Solutions Corp.             7,481,672
    399,000    @     Fidelity National Information Solutions, Inc.    7,964,040
     72,900    @     Imation Corp.                                    3,000,564
    208,700    @     Intergraph Corp.                                 3,777,470
    388,500    @     Neoware Systems, Inc.                            7,832,160
                                                                   ------------
                                                                     32,997,226
                                                                   ------------
                     ELECTRICAL COMPONENTS &
                     EQUIPMENT: 2.19%
    177,100    @     Energizer Holdings, Inc.                         5,243,931
                                                                   ------------
                                                                      5,243,931
                                                                   ------------
                     ELECTRONICS: 1.98%
    156,400    @     Dionex Corp.                                     4,742,048
                                                                   ------------
                                                                      4,742,048
                                                                   ------------
                     ENTERTAINMENT: 1.78%
    230,500    @     Penn National Gaming, Inc.                       4,275,775
                                                                   ------------
                                                                      4,275,775
                                                                   ------------
                     FOOD: 1.41%
    147,500   @@     Fresh Del Monte Produce                          3,377,750
                                                                   ------------
                                                                      3,377,750
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 1.31%
    138,300    @     Steris Corp.                                     3,143,559
                                                                   ------------
                                                                      3,143,559
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.70%
    365,900    @     Sierra Health Services                           4,076,126
                                                                   ------------
                                                                      4,076,126
                                                                   ------------
                     HOME BUILDERS: 1.15%
      8,360    @     NVR, Inc.                                        2,767,160
                                                                   ------------
                                                                      2,767,160
                                                                   ------------
                     HOME FURNISHINGS: 3.40%
    130,800          Harman Intl. Industries, Inc.                    8,161,920
                                                                   ------------
                                                                      8,161,920
                                                                   ------------
                     INTERNET: 11.98%
    320,200    @     Amazon.Com, Inc.                                 7,476,670
    265,900    @     eSpeed, Inc.                                     4,001,795
    169,300    @     j2 Global Communications, Inc.                   3,751,519
    117,100    @     Symantec Corp.                                   5,120,783
    525,700    @     United Online, Inc.                              8,374,401
                                                                   ------------
                                                                     28,725,168
                                                                   ------------
                     LEISURE TIME: 2.69%
    168,800          Thor Industries, Inc.                            6,448,160
                                                                   ------------
                                                                      6,448,160
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 1.77%
     66,100    @     Zebra Technologies Corp.                         4,243,620
                                                                   ------------
                                                                      4,243,620
                                                                   ------------
                     MEDIA: 5.58%
    370,400          Belo Corp.                                       8,589,576
    110,000          Meredith Corp.                                   4,797,100
                                                                   ------------
                                                                     13,386,676
                                                                   ------------
                     METAL FABRICATE/HARDWARE: 2.85%
    387,400          Worthington Industries                           6,825,988
                                                                   ------------
                                                                      6,825,988
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 1.26%
     50,300          ITT Industries, Inc.                             3,032,084
                                                                   ------------
                                                                      3,032,084
                                                                   ------------
                     OIL & GAS: 4.40%
    176,900          Pogo Producing Co.                               6,306,485
    176,900          XTO Energy, Inc.                                 4,236,755
                                                                   ------------
                                                                     10,543,240
                                                                   ------------
                     RETAIL: 8.86%
    535,800    @     Petsmart, Inc.                                   9,885,510
    272,100          Regis Corp.                                      7,077,321
    227,600    @     Sharper Image Corp.                              4,276,604
                                                                   ------------
                                                                     21,239,435
                                                                   ------------
                     SEMICONDUCTORS: 1.53%
    157,900    @     Integrated Circuit Systems, Inc.                 3,675,912
                                                                   ------------
                                                                      3,675,912
                                                                   ------------
                     SOFTWARE: 13.88%
    116,000    @     Electronic Arts, Inc.                            7,871,760
    152,300    @     Intuit, Inc.                                     8,215,062
    485,300    @     Pinnacle Systems, Inc.                           6,857,289
    108,000    @     Pixar, Inc.                                      6,235,920
    136,600    @     Take-Two Interactive Softwar                     4,088,438
                                                                   ------------
                                                                     33,268,469
                                                                   ------------
                     TELECOMMUNICATIONS: 1.92%
    252,500    @     Interdigital Communications Corp.                4,608,125
                                                                   ------------
                                                                      4,608,125
                                                                   ------------
                     Total Common Stock (Cost $224,148,907)         237,344,219
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Growth +
Value
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $224,148,907)*              98.99%    $237,344,219
                     OTHER ASSETS AND LIABILITIES-NET     1.01%       2,428,999
                                                        ------     ------------
                     NET ASSETS                         100.00%    $239,773,218
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 21,758,896
                     Gross Unrealized Depreciation                   (8,563,584)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 13,195,312
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING Growth
Opportunities
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 100.13%
                     AIRLINES: 1.35%
     63,800   @,@@   Ryanair Holdings PLC ADR                      $  2,795,078
                                                                   ------------
                                                                      2,795,078
                                                                   ------------
                     APPAREL: 4.53%
    132,300    @     Coach, Inc.                                      4,500,846
    166,700    @     Gymboree Corp.                                   3,384,010
     63,300    @     Polo Ralph Lauren Corp.                          1,502,109
                                                                   ------------
                                                                      9,386,965
                                                                   ------------
                     BIOTECHNOLOGY: 2.16%
    201,700    @     Exact Sciences Corp.                             2,464,774
     26,000    @     InterMune, Inc.                                    793,780
     94,300    @     Telik, Inc.                                      1,217,413
                                                                   ------------
                                                                      4,475,967
                                                                   ------------
                     CHEMICALS: 0.99%
     34,000    @     Cabot Microelectronics Corp.                     2,051,900
                                                                   ------------
                                                                      2,051,900
                                                                   ------------
                     COMMERCIAL SERVICES: 2.82%
     51,600    @     Corinthian Colleges, Inc.                        2,014,464
     86,400    @     University of Phoenix Online                     3,036,874
     17,700    @     Weight Watchers Intl., Inc.                        800,925
                                                                   ------------
                                                                      5,852,263
                                                                   ------------
                     COMPUTERS: 5.99%
     16,800    @     Cognizant Technology Solutions Corp.             1,199,352
     24,200    @     Imation Corp.                                      996,072
     33,300          International Business Machines Corp.            2,900,430
     63,700    @     Lexmark Intl., Inc.                              4,213,118
     94,800    @     NetScreen Technologies, Inc.                     1,635,300
    106,200    @     Network Appliance, Inc.                          1,472,994
                                                                   ------------
                                                                     12,417,266
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 1.01%
     68,000    @     Tech Data Corp.                                  2,086,240
                                                                   ------------
                                                                      2,086,240
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICE: 1.44%
     37,800          Goldman Sachs Group, Inc.                        2,981,286
                                                                   ------------
                                                                      2,981,286
                                                                   ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.68%
     48,600    @     Wilson Greatbatch Technologies, Inc.             1,409,400
                                                                   ------------
                                                                      1,409,400
                                                                   ------------
                     ELECTRONICS: 3.02%
     54,000    @     Cymer, Inc.                                      1,961,874
     94,500   @,@@   Flextronics Intl. Ltd.                           1,040,445
     44,400          Parker Hannifin Corp.                            2,073,036
     44,000    @     Waters Corp.                                     1,179,200
                                                                   ------------
                                                                      6,254,555
                                                                   ------------
                     ENTERTAINMENT: 1.83%
     49,300    @     International Game Technology                    3,801,030
                                                                   ------------
                                                                      3,801,030
                                                                   ------------
                     FOOD: 1.07%
     41,700    @     Whole Foods Market, Inc.                         2,216,355
                                                                   ------------
                                                                      2,216,355
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 2.37%
    100,100    @     Boston Scientific Corp.                          4,204,200
     19,000    @     Zimmer Holdings, Inc.                              715,160
                                                                   ------------
                                                                      4,919,360
                                                                   ------------
                     HEALTHCARE-SERVICES: 3.22%
     46,500    A     Aetna, Inc.                                      1,755,375
    105,100    @     Covance, Inc.                                    2,356,342
     63,000    @     Pediatrix Medical Group, Inc.                    2,559,060
                                                                   ------------
                                                                      6,670,777
                                                                   ------------
                     INSURANCE: 0.96%
     22,700    @@    RenaissanceRe Holdings Ltd.                        925,025
     27,000          WR Berkley Corp.                                 1,066,500
                                                                   ------------
                                                                      1,991,525
                                                                   ------------
                     INTERNET: 4.85%
    128,200    @     Amazon.Com, Inc.                                 2,993,470
     30,400    @     eBay, Inc.                                       2,096,080
     36,600    @     Symantec Corp.                                   1,600,518
     69,300    @     United Online, Inc.                              1,103,949
    124,100    @     Yahoo, Inc.                                      2,267,307
                                                                   ------------
                                                                     10,061,324
                                                                   ------------
                     LEISURE TIME: 0.84%
     24,000    @     Hotels.com                                       1,747,680
                                                                   ------------
                                                                      1,747,680
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 1.06%
     49,000          AGCO Corp.                                       1,182,860
     15,800    @     Zebra Technologies Corp.                         1,014,360
                                                                   ------------
                                                                      2,197,220
                                                                   ------------
                     MEDIA: 3.21%
    215,500    @     AOL Time Warner, Inc.                            3,527,735
     66,000    @     Cablevision Systems Corp.                        1,116,060
     66,400    @     COX Communications, Inc.                         2,010,592
                                                                   ------------
                                                                      6,654,387
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 2.22%
     15,600          3M Co.                                           2,025,660
    144,500    @@    Tyco Intl. Ltd.                                  2,577,880
                                                                   ------------
                                                                      4,603,540
                                                                   ------------
                     OIL & GAS: 5.72%
     86,700   @,@@   Nabors Industries Ltd.                           3,069,180
     41,300          Noble Energy, Inc.                               1,528,513
     55,900   @,@@   Precision Drilling Corp.                         1,945,320
     78,900    @     Pride Intl., Inc.                                1,103,022
    176,300          XTO Energy, Inc.                                 4,222,385
                                                                   ------------
                                                                     11,868,420
                                                                   ------------
                     OIL & GAS SERVICES: 2.16%
    118,200          Halliburton Co.                                  2,482,200
     58,600    @     Smith Intl., Inc.                                1,992,400
                                                                   ------------
                                                                      4,474,600
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Growth
Opportunities
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     PACKAGING & CONTAINERS: 0.50%
     71,800    @     Smurfit-Stone Container Corp.                 $  1,046,844
                                                                   ------------
                                                                      1,046,844
                                                                   ------------
                     PHARMACEUTICALS: 9.89%
     90,900    @     American Pharmaceutical Partners, Inc.           1,837,089
    110,300    @     Amylin Pharmaceuticals, Inc.                     1,902,675
     17,000    @     Cephalon, Inc.                                     931,600
     36,600          Eli Lilly & Co.                                  2,499,780
     29,900    @     Forest Laboratories, Inc.                        3,209,167
     28,000    @     Gilead Sciences, Inc.                            1,105,440
     41,700    @     Neurocrine Biosciences, Inc.                     1,921,536
     35,500    @     NPS Pharmaceuticals, Inc.                        1,049,380
     52,200    @     Scios, Inc.                                      1,714,248
     42,600   @,@@   Taro Pharmaceuticals Industries                  1,672,476
     88,600    @     Watson Pharmaceuticals, Inc.                     2,657,114
                                                                   ------------
                                                                     20,500,505
                                                                   ------------
                     RETAIL: 9.02%
     53,800    @     American Eagle Outfitters                        1,028,656
     99,700    @     Chico's FAS, Inc.                                2,241,256
    236,300          Gap, Inc.                                        3,754,807
     49,300    @     Linens 'N Things, Inc.                           1,226,091
     49,400          Nordstrom, Inc.                                    988,000
     83,900    @     Pacific Sunwear of California                    2,225,028
     81,900    @     Petsmart, Inc.                                   1,511,055
    218,000    @     Staples, Inc.                                    4,207,400
     77,200          TJX Cos., Inc.                                   1,510,804
                                                                   ------------
                                                                     18,693,097
                                                                   ------------
                     SEMICONDUCTORS: 13.89%
    318,300    @     Altera Corp.                                     4,624,899
     51,900    @     Cree, Inc.                                       1,227,954
     96,800    @     Emulex Corp.                                     2,336,752
    157,300    @     Fairchild Semiconductor Intl., Inc.              2,408,263
     91,500    @     Integrated Circuit Systems, Inc.                 2,130,120
    212,700    @     Lam Research Corp.                               3,454,248
     75,000          Linear Technology Corp.                          2,492,250
     66,000   @,@@   Marvell Technology Group Ltd.                    1,494,240
     68,300    @     QLogic Corp.                                     2,966,952
    195,200    @     Skyworks Solutions, Inc.                         2,352,160
    201,600    @     Teradyne, Inc.                                   3,304,224
                                                                   ------------
                                                                     28,792,062
                                                                   ------------
                     SOFTWARE: 5.91%
     74,300    @     Borland Software Corp.                             982,989
     30,500    @     Electronic Arts, Inc.                            2,069,730
     36,400    @     Hyperion Solutions Corp.                         1,014,468
     37,200    @     Intuit, Inc.                                     2,006,568
     72,100    @     Mercury Interactive Corp.                        2,413,908
     64,000    @     Peoplesoft, Inc.                                 1,256,960
     99,800    @     Pinnacle Systems, Inc.                           1,410,174
     18,900    @     Pixar, Inc.                                      1,091,286
                                                                   ------------
                                                                     12,246,083
                                                                   ------------
                     TELECOMMUNICATIONS: 5.21%
    394,500    @     AT&T Wireless Services, Inc.                     2,978,475
    239,600    @     Nextel Communications, Inc.                      3,294,500
    168,900    @     RF Micro Devices, Inc.                           2,058,891
     21,300    @     Utstarcom, Inc.                                    437,715
     48,700          Verizon Communications, Inc.                     2,039,556
                                                                   ------------
                                                                     10,809,137
                                                                   ------------
                     TRANSPORTATION: 2.21%
     52,100    @     Arkansas Best Corp.                              1,522,414
     25,000          Roadway Corp.                                      999,500
     69,200    @     Yellow Corp.                                     2,056,624
                                                                   ------------
                                                                      4,578,538
                                                                   ------------
                     Total Common Stock (Cost $188,550,079)         207,583,404
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 2.56%
                     REPURCHASE AGREEMENT: 2.56%
$ 5,317,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $5,317,510 to be
                       received upon  repurchase
                       (Collateralized by $5,430,000
                       U.S. Treasury Bonds, 0.000%,
                       Market Value $5,424,907, due
                       12/26/02)                                      5,317,000
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $5,317,000)                              5,317,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $193,867,079)*             102.69%    $212,900,404
                     OTHER ASSETS AND LIABILITIES-NET    -2.69%      (5,586,285)
                                                        ------     ------------
                     NET ASSETS                         100.00%    $207,314,119
                                                        ======     ============
@    Non-income producing security
@@   Foreign Issuer
A    Related Party
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 23,611,765
                     Gross Unrealized Depreciation                   (4,578,440)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 19,033,325
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
LargeCap
Growth
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 97.14%
                     AEROSPACE/DEFENSE: 0.47%
      9,300          Northrop Grumman Corp.                        $    901,263
                                                                   ------------
                                                                        901,263
                                                                   ------------
                     BIOTECHNOLOGY: 2.36%
     95,600    @     Amgen, Inc.                                      4,512,320
                                                                   ------------
                                                                      4,512,320
                                                                   ------------
                     COMPUTERS: 12.67%
    202,300    @     Dell Computer Corp.                              5,779,711
    436,300    @     EMC Corp.-Mass.                                  3,163,175
    166,700          Hewlett-Packard Co.                              3,247,316
     93,300          International Business Machines Corp.            8,126,430
     59,300    @     Lexmark Intl., Inc.                              3,922,102
                                                                   ------------
                                                                     24,238,734
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 9.30%
    121,900          American Express Co.                             4,745,567
    178,900          Citigroup, Inc.                                  6,955,632
     52,300          Goldman Sachs Group, Inc.                        4,124,901
     45,400          Merrill Lynch & Co., Inc.                        1,974,900
                                                                   ------------
                                                                     17,801,000
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 8.38%
    164,700    @     Boston Scientific Corp.                          6,917,400
     30,500          Johnson & Johnson                                1,739,110
     65,100          Medtronic, Inc.                                  3,043,425
     44,300          Stryker Corp.                                    2,739,955
     42,500    @     Zimmer Holdings, Inc.                            1,599,700
                                                                   ------------
                                                                     16,039,590
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.04%
     77,100    @     WellChoice, Inc.                                 1,993,035
                                                                   ------------
                                                                      1,993,035
                                                                   ------------
                     INSURANCE: 0.94%
     46,000          Allstate Corp.                                   1,795,380
                                                                   ------------
                                                                      1,795,380
                                                                   ------------
                     INTERNET: 5.32%
    237,400    @     Amazon.Com, Inc.                                 5,543,290
     52,300    @     eBay, Inc.                                       3,606,085
     56,900    @     Yahoo, Inc.                                      1,039,563
                                                                   ------------
                                                                     10,188,938
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.75%
     28,100          Deere & Co.                                      1,437,315
                                                                   ------------
                                                                      1,437,315
                                                                   ------------
                     MEDIA: 5.80%
    355,200    @     AOL Time Warner, Inc.                            5,814,624
     31,671    @     Comcast Corp.                                      742,360
     91,500    @     COX Communications, Inc.                         2,770,620
     38,500          Tribune Co.                                      1,763,300
                                                                   ------------
                                                                     11,090,904
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 2.77%
     25,700          3M Co.                                           3,337,145
    110,400   @@     Tyco Intl. Ltd.                                  1,969,536
                                                                   ------------
                                                                      5,306,681
                                                                   ------------
                     OIL & GAS SERVICES: 3.54%
    135,700          Baker Hughes, Inc.                               4,442,818
    111,200          Halliburton Co.                                  2,335,200
                                                                   ------------
                                                                      6,778,018
                                                                   ------------
                     PHARMACEUTICALS: 9.14%
     43,500          Eli Lilly & Co.                                  2,971,050
     62,600    @     Forest Laboratories, Inc.                        6,718,858
     63,000          Merck & Co., Inc.                                3,742,830
    128,400          Pfizer, Inc.                                     4,049,736
                                                                   ------------
                                                                     17,482,474
                                                                   ------------
                     RETAIL: 5.93%
     28,400    @     Autozone, Inc.                                   2,320,280
    294,500          Gap, Inc.                                        4,679,605
     30,800    @     Kohl's Corp.                                     2,109,800
    115,900    @     Staples, Inc.                                    2,236,870
                                                                   ------------
                                                                     11,346,555
                                                                   ------------
                     SEMICONDUCTORS: 7.05%
     40,400          Intel Corp.                                      5,019,552
    148,000          Linear Technology Corp.                          4,918,040
     98,000    @     Novellus Systems, Inc.                           3,556,420
                                                                   ------------
                                                                     13,494,012
                                                                   ------------
                     SOFTWARE: 6.99%
     64,900    @     Electronic Arts, Inc.                            4,404,114
     58,200    @     Intuit, Inc.                                     3,139,308
     66,700    @     Microsoft Corp.                                  3,856,594
    162,600    @     Oracle Corp.                                     1,975,590
                                                                   ------------
                                                                     13,375,606
                                                                   ------------
                     TELECOMMUNICATIONS: 12.52%
     34,380          AT&T Corp.                                         964,015
    351,300    @     AT&T Wireless Services, Inc.                     2,652,315
    329,500    @     Cisco Systems, Inc.                              4,916,140
    149,200    @     Nextel Communications, Inc.                      2,051,500
    313,800   @@     Nokia OYJ ADR                                    6,028,098
    107,500    @     Qualcomm, Inc.                                   4,431,150
     69,700          Verizon Communications, Inc.                     2,919,036
                                                                   ------------
                                                                     23,962,254
                                                                   ------------
                     TRANSPORTATION: 2.17%
     79,100          FedEx Corp.                                      4,158,287
                                                                   ------------
                                                                      4,158,287
                                                                   ------------
                     Total Common Stock (Cost $163,378,919)         185,902,366
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
LargeCap
Growth
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.76%
                     REPURCHASE AGREEMENT: 0.76%
$ 1,446,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $1,446,139 to be
                       received upon repurchase
                       (Collateralized by $1,055,000
                       U.S. Treasury Bonds, 8.750%,
                       Market Value $1,474,965, due
                       05/15/17)                                   $  1,446,000
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $1,446,000)                              1,446,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $164,824,919)*              97.90%    $187,348,366
                     OTHER ASSETS AND LIABILITIES-NET     2.10%       4,016,091
                                                        ------     ------------
                     NET ASSETS                         100.00%    $191,364,457
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 23,552,165
                     Gross Unrealized Depreciation                   (1,028,718)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 22,523,447
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
MidCap
Opportunities
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.20%
                     AEROSPACE/DEFENSE: 0.71%
     13,600          Northrop Grumman Corp.                        $  1,317,976
                                                                   ------------
                                                                      1,317,976
                                                                   ------------
                     AIRLINES: 3.24%
    220,400          Delta Air Lines, Inc.                            2,975,400
     69,400  @,@@    Ryanair Holdings PLC ADR                         3,040,414
                                                                   ------------
                                                                      6,015,814
                                                                   ------------
                     APPAREL: 4.90%
    135,100    @     Coach, Inc.                                      4,596,102
     56,800          Liz Claiborne, Inc.                              1,828,960
    113,000    @     Polo Ralph Lauren Corp.                          2,681,490
                                                                   ------------
                                                                      9,106,552
                                                                   ------------
                     BANKS: 0.29%
     11,900          Commerce BanCorp., Inc.                            544,425
                                                                   ------------
                                                                        544,425
                                                                   ------------
                     BIOTECHNOLOGY: 1.25%
     70,900    @     Genzyme Corp.Genl Division                       2,325,520
                                                                   ------------
                                                                      2,325,520
                                                                   ------------
                     CHEMICALS: 0.99%
     30,500    @     Cabot Microelectronics Corp.                     1,840,675
                                                                   ------------
                                                                      1,840,675
                                                                   ------------
                     COMMERCIAL SERVICES: 2.95%
    136,300    @     University of Phoenix Online                     4,790,809
     15,200    @     Weight Watchers Intl., Inc.                        687,800
                                                                   ------------
                                                                      5,478,609
                                                                   ------------
                     COMPUTERS: 4.73%
     57,500    @     Lexmark Intl., Inc.                              3,803,050
    358,600    @     Network Appliance, Inc.                          4,973,782
                                                                   ------------
                                                                      8,776,832
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 1.01%
     61,000    @     Tech Data Corp.                                  1,871,480
                                                                   ------------
                                                                      1,871,480
                                                                   ------------
                     ELECTRONICS: 5.79%
    115,100          Applera Corp. Applied Biosystems Group           2,516,086
     81,100          Parker Hannifin Corp.                            3,786,559
    276,000          Symbol Technologies, Inc.                        2,840,040
     60,000    @     Waters Corp.                                     1,608,000
                                                                   ------------
                                                                     10,750,685
                                                                   ------------
                     ENTERTAINMENT: 2.18%
     52,600    @     International Game Technology                    4,055,460
                                                                   ------------
                                                                      4,055,460
                                                                   ------------
                     ENVIRONMENTAL CONTROL: 1.68%
    291,700    @     Allied Waste Industries, Inc.                    3,115,356
                                                                   ------------
                                                                      3,115,356
                                                                   ------------
                     FOOD: 1.16%
     40,600    @     Whole Foods Market, Inc.                         2,157,890
                                                                   ------------
                                                                      2,157,890
                                                                   ------------
                     HEALTHCARESERVICES: 0.86%
     42,500    A     Aetna, Inc.                                      1,604,375
                                                                   ------------
                                                                      1,604,375
                                                                   ------------
                     INSURANCE: 2.90%
     22,300   @@     RenaissanceRe Holdings Ltd.                        908,725
     25,800          Safeco Corp.                                       933,702
     89,600          WR Berkley Corp.                                 3,539,200
                                                                   ------------
                                                                      5,381,627
                                                                   ------------
                     INTERNET: 5.08%
    121,300    @     Amazon.Com, Inc.                                 2,832,355
     74,500    @     Symantec Corp.                                   3,257,885
    183,600    @     Yahoo, Inc.                                      3,354,372
                                                                   ------------
                                                                      9,444,612
                                                                   ------------
                     LEISURE TIME: 1.35%
     34,400    @     Hotels.com                                       2,505,008
                                                                   ------------
                                                                      2,505,008
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.96%
     27,900    @     Zebra Technologies Corp.                         1,791,180
                                                                   ------------
                                                                      1,791,180
                                                                   ------------
                     MEDIA: 5.06%
    136,000    @     Cablevision Systems Corp.                        2,299,760
     34,900          Scripps Co. (E.W.)                               2,766,872
     89,500    @     Univision Communications, Inc.                   2,876,530
     37,300    @     Westwood One, Inc.                               1,449,851
                                                                   ------------
                                                                      9,393,013
                                                                   ------------
                     OIL & GAS: 3.99%
     72,600  @,@@    Nabors Industries Ltd.                           2,570,040
     37,800          Noble Energy, Inc.                               1,398,978
     65,000    @     Pride Intl., Inc.                                  908,700
    105,900          XTO Energy, Inc.                                 2,536,305
                                                                   ------------
                                                                      7,414,023
                                                                   ------------
                     OIL & GAS SERVICES: 3.69%
    198,900          Halliburton Co.                                  4,176,900
     78,900    @     Smith Intl., Inc.                                2,682,600
                                                                   ------------
                                                                      6,859,500
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.82%
    103,900    @     Smurfit-Stone Container Corp.                    1,514,862
                                                                   ------------
                                                                      1,514,862
                                                                   ------------
                     PHARMACEUTICALS: 8.98%
    111,900    @     Celgene Corp.                                    2,752,740
     47,000    @     Cephalon, Inc.                                   2,575,600
     94,800    @     Gilead Sciences, Inc.                            3,742,704
     52,300   @@     Teva Pharmaceutical Industries ADR               4,134,838
    115,900    @     Watson Pharmaceuticals, Inc.                     3,475,841
                                                                   ------------
                                                                     16,681,723
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
MidCap
Opportunities
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     RETAIL: 5.71%
    129,800    @     Chico's FAS, Inc.                             $  2,917,904
     44,000          Nordstrom, Inc.                                    880,000
     47,400    @     Petsmart, Inc.                                     874,530
    115,000          Pier 1 Imports, Inc.                             2,243,650
    191,100    @     Staples, Inc.                                    3,688,230
                                                                   ------------
                                                                     10,604,314
                                                                   ------------
                     SEMICONDUCTORS: 14.57%
    290,100    @     Altera Corp.                                     4,215,153
    210,800    @     Fairchild Semiconductor Intl., Inc.              3,227,348
    196,400    @     Intersil Corp.                                   3,395,756
    192,100    @     Lam Research Corp.                               3,119,704
    376,100    @     LSI Logic Corp.                                  3,117,869
    120,000  @,@@    Marvell Technology Group Ltd.                    2,716,800
     59,800    @     QLogic Corp.                                     2,597,712
    284,900    @     Teradyne, Inc.                                   4,669,511
                                                                   ------------
                                                                     27,059,853
                                                                   ------------
                     SOFTWARE: 6.63%
     74,800    @     BMC Software, Inc.                               1,338,920
     27,100    @     Electronic Arts, Inc.                            1,839,006
     33,600    @     Intuit, Inc.                                     1,812,384
     64,500    @     Mercury Interactive Corp.                        2,159,460
     69,200    @     Peoplesoft, Inc.                                 1,359,088
     66,000    @     Pixar, Inc.                                      3,810,840
                                                                   ------------
                                                                     12,319,698
                                                                   ------------
                     TELECOMMUNICATIONS: 4.60%
     76,200    @     Comverse Technology, Inc.                          923,544
    187,300    @     Nextel Communications, Inc.                      2,575,375
    147,700    @     RF Micro Devices, Inc.                           1,800,463
    157,700    @     Utstarcom, Inc.                                  3,240,735
                                                                   ------------
                                                                      8,540,117
                                                                   ------------
                     TRANSPORTATION: 2.12%
     34,450    @     SCS Transportation, Inc.                           302,126
    122,400    @     Yellow Corp.                                     3,637,728
                                                                   ------------
                                                                      3,939,854
                                                                   ------------
                     Total Common Stock (Cost $163,089,282)         182,411,033
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 5.24%
                     REPURCHASE AGREEMENT: 5.24%
$ 9,733,000   @@     State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $9,733,933 to be
                       received upon repurchase
                       (Collateralized by $9,690,000
                       U.S. Treasury Notes, 3.000%,
                       Market Value $9,932,250, due
                       01/31/04)                                   $  9,733,000
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $9,733,000)                              9,733,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $172,822,282)*             103.44%    $192,144,033
                     OTHER ASSETS AND LIABILITIES NET     3.44%      (6,397,330)
                                                        ------     ------------
                     NET ASSETS                         100.00%    $185,746,703
                                                        ======     ============
@    Nonincome producing security
@@   Foreign Issuer
A    Related Party
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 22,059,907
                     Gross Unrealized Depreciation                   (2,738,156)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 19,321,751
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
SmallCap
Opportunities
Fund

          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 100.19%
                     ADVERTISING: 1.07%
    116,300    @     Getty Images, Inc.                            $  3,473,881
                                                                   ------------
                                                                      3,473,881
                                                                   ------------
                     APPAREL: 2.62%
    293,400    @     Gymboree Corp.                                   5,956,020
     94,600    @     Quiksilver, Inc.                                 2,592,040
                                                                   ------------
                                                                      8,548,060
                                                                   ------------
                     BIOTECHNOLOGY: 3.69%
     59,700    @     Affymetrix, Inc.                                 1,617,870
    319,800    @     Exact Sciences Corp.                             3,907,956
     84,600    @     ICOS Corp.                                       2,685,204
     60,400    @     InterMune, Inc.                                  1,844,012
    151,600    @     Telik, Inc.                                      1,957,156
                                                                   ------------
                                                                     12,012,198
                                                                   ------------
                     CHEMICALS: 0.99%
     53,600    @     Cabot Microelectronics Corp.                     3,234,760
                                                                   ------------
                                                                      3,234,760
                                                                   ------------
                     COMMERCIAL SERVICES: 1.64%
    136,700    @     Corinthian Colleges, Inc.                        5,336,768
                                                                   ------------
                                                                      5,336,768
                                                                   ------------
                     COMPUTERS: 11.23%
     37,300    @     CACI International, Inc.                         1,421,130
     74,600    @     Cognizant Technology Solutions Corp.             5,325,694
    123,300    @     Electronics for Imaging                          2,181,177
     60,500    @     Hutchinson Technology, Inc.                      1,642,575
    124,200    @     Imation Corp.                                    5,112,072
     94,700    @     Kronos, Inc.                                     4,302,316
    178,100    @     Manhattan Associates, Inc.                       5,346,562
    244,700    @     NetScreen Technologies, Inc.                     4,221,075
     74,400    @     Pec Solutions, Inc.                              2,759,496
    153,400    @     Sandisk Corp.                                    4,256,850
                                                                   ------------
                                                                     36,568,947
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 0.98%
    181,100    @     Portfolio Recovery Associates, Inc.              3,185,549
                                                                   ------------
                                                                      3,185,549
                                                                   ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 1.12%
    125,800    @     Wilson Greatbatch Technologies, Inc.             3,648,200
                                                                   ------------
                                                                      3,648,200
                                                                   ------------
                     ELECTRONICS: 2.05%
    125,700    @     Cymer, Inc.                                      4,566,807
    206,100          Symbol Technologies, Inc.                        2,120,769
                                                                   ------------
                                                                      6,687,576
                                                                   ------------
                     ENTERTAINMENT: 2.15%
    190,100    @     Alliance Gaming Corp.                            3,288,730
    199,900    @     Macrovision Corp.                                3,728,135
                                                                   ------------
                                                                      7,016,865
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 3.21%
    163,600    @     Cepheid, Inc.                                      999,596
     87,600          Cooper Cos., Inc.                                2,461,560
    184,200    @     Immucor, Inc.                                    4,231,074
     87,700    @     Novoste Corp.                                      605,130
     94,900    @     Steris Corp.                                     2,157,077
                                                                   ------------
                                                                     10,454,437
                                                                   ------------
                     HEALTHCARE-SERVICES: 2.60%
    162,500    @     Covance, Inc.                                    3,643,250
     50,000    @     Pacificare Health Systems                        1,337,400
     86,100    @     Pediatrix Medical Group, Inc.                    3,497,382
                                                                   ------------
                                                                      8,478,032
                                                                   ------------
                     INSURANCE: 1.67%
     89,200  @@,@    Montpelier Re Holdings Ltd.                      2,374,504
    119,600  @@,@    Platinum Underwriters Holdings Ltd.              3,073,720
                                                                   ------------
                                                                      5,448,224
                                                                   ------------
                     INTERNET: 4.99%
    141,700    @     Checkfree Corp.                                  2,775,903
    298,100    @     Digital River, Inc.                              4,304,564
    237,400    @     Macromedia, Inc.                                 2,908,150
    234,000    @     Websense, Inc.                                   6,259,500
                                                                   ------------
                                                                     16,248,117
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 1.43%
     69,800          AGCO Corp.                                       1,684,972
     46,500    @     Zebra Technologies Corp.                         2,985,300
                                                                   ------------
                                                                      4,670,272
                                                                   ------------
                     MEDIA: 0.91%
    178,000    @     Cumulus Media, Inc.                              2,954,800
                                                                   ------------
                                                                      2,954,800
                                                                   ------------
                     MINING: 0.45%
    180,500  @,@@    Glamis Gold Ltd.                                 1,472,880
                                                                   ------------
                                                                      1,472,880
                                                                   ------------
                     OIL & GAS: 2.56%
     38,000    @     Evergreen Resources, Inc.                        1,626,400
     99,500          Patina Oil & Gas Corp.                           2,992,960
    107,000  @,@@    Precision Drilling Corp.                         3,723,600
                                                                   ------------
                                                                      8,342,960
                                                                   ------------
                     OIL & GAS SERVICES: 0.99%
     63,900    @     Hydril Co.                                       1,476,090
     80,200    @     National-Oilwell, Inc.                           1,744,350
                                                                   ------------
                                                                      3,220,440
                                                                   ------------
                     PHARMACEUTICALS: 11.14%
     31,500    @     Accredo Health, Inc.                             1,679,706
     80,700    @     American Pharmaceutical Partners, Inc.           1,630,947
    168,700    @     Amylin Pharmaceuticals, Inc.                     2,910,075
    221,200    @     BioMarin Pharmaceuticals, Inc.                   1,864,716
    136,100    @     Eon Labs, Inc.                                   3,233,736
    212,600    @     Medicines Co.                                    3,567,428
     99,500    @     Neopharm, Inc.                                   1,458,570

                 See Accompanying Notes to Financial Statements

ING
SmallCap
Opportunities
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     PHARMACEUTICALS CONTINUED:
    109,700    @     Neurocrine Biosciences, Inc.                  $  5,054,976
    141,800    @     NPS Pharmaceuticals, Inc.                        4,191,608
    126,500    @     Scios, Inc.                                      4,154,260
    125,300  @,@@    Taro Pharmaceuticals Industries                  4,919,278
     34,100    @     Trimeris, Inc.                                   1,638,505
                                                                   ------------
                                                                     36,303,805
                                                                   ------------
                     RETAIL: 12.69%
    170,100    @     American Eagle Outfitters                        3,252,312
    117,300    @     California Pizza Kitchen, Inc.                   2,877,369
    231,700    @     Chico's FAS, Inc.                                5,208,616
     84,700    @     Cosi, Inc.                                         563,255
    193,000    @     Dick's Sporting Goods, Inc.                      4,054,930
     54,900    @     Electronics Boutique Holdings Corp.              1,679,391
    132,550    @     J Jill Group, Inc.                               3,081,787
     65,700    @     JOS A Bank Clothiers, Inc.                       1,662,210
    187,300    @     Kirkland's, Inc.                                 3,163,497
    151,900    @     Linens 'N Things, Inc.                           3,777,753
     99,900    @     Movie Gallery, Inc.                              1,714,284
    115,700    @     Pacific Sunwear of California                    3,068,364
     71,500    @     Panera Bread Co.                                 2,646,215
     96,500    @     Petco Animal Supplies, Inc.                      2,438,651
    115,200    @     Sharper Image Corp.                              2,164,608
                                                                   ------------
                                                                     41,353,242
                                                                   ------------
                     SEMICONDUCTORS: 13.62%
     95,300    @     Artisan Components, Inc.                         1,953,650
    291,200    @     August Technology Corp.                          1,954,243
    203,800    @     Cree, Inc.                                       4,821,908
    172,000    @     Emulex Corp.                                     4,152,080
    167,500    @     Integrated Circuit Systems, Inc.                 3,899,400
    171,600    @     Intersil Corp.                                   2,966,964
    347,100    @     Lam Research Corp.                               5,636,904
    215,600    @     Micrel, Inc.                                     2,451,588
    151,400    @     Monolithic System Technology, Inc.               2,245,262
    193,400  @,@@    O2Micro Intl. Ltd.                               2,552,880
    305,000    @     Omnivision Technologies, Inc.                    5,456,145
     59,200    @     Silicon Laboratories, Inc.                       1,734,560
    378,600    @     Skyworks Solutions, Inc.                         4,562,130
                                                                   ------------
                                                                     44,387,714
                                                                   ------------
                     SOFTWARE: 10.21%
     67,600    @     Altiris, Inc.                                      878,124
    111,800    @     Avid Technology, Inc.                            2,193,516
    284,200    @     Borland Software Corp.                           3,759,966
    270,700    @     Documentum, Inc.                                 5,040,434
    175,200    @     EPIQ Systems, Inc.                               2,638,512
    198,400    @     Hyperion Solutions Corp.                         5,529,408
     93,400    @     IMPAC Medical Systems, Inc.                      1,760,590
    108,000    @     Packeteer, Inc.                                    874,800
    418,600    @     Pinnacle Systems, Inc.                           5,914,818
    120,600    @     Serena Software, Inc.                            2,191,302
     83,100    @     Take-Two Interactive Software                    2,487,183
                                                                   ------------
                                                                     33,268,653
                                                                   ------------
                     TELECOMMUNICATIONS: 2.66%
     78,000    @     Adtran, Inc.                                     2,589,600
    178,100    @     Boston Communications Group                      2,416,817
    207,600    @     RF Micro Devices, Inc.                           2,530,644
     38,900    @     SafeNet, Inc.                                    1,128,139
                                                                   ------------
                                                                      8,665,200
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 1.43%
    113,800    @     Leapfrog Enterprises, Inc.                       3,766,780
     98,800    @     Marvel Enterprises, Inc.                           889,200
                                                                   ------------
                                                                      4,655,980
                                                                   ------------
                     TRANSPORTATION: 2.09%
    102,500    @     Arkansas Best Corp.                              2,995,153
     56,300    @     Old Dominion Freight Line                        1,391,173
     60,200          Roadway Corp.                                    2,406,796
                                                                   ------------
                                                                      6,793,122
                                                                   ------------
                     Total Common Stock (Cost $280,187,643)         326,430,682
                                                                   ------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.49%
                     REPURCHASE AGREEMENT: 1.49%
$ 4,842,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $4,842,464 to be
                       received upon repurchase
                       (Collateralized by $4,820,000
                       U.S. Treasury Notes, 3.000%,
                       Market Value $4,940,500, due
                       01/31/04)                                   $  4,842,000
                                                                   ------------
                     Total Short-Term Investments
                       (Cost $4,842,000)                              4,842,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $285,029,643)*             101.68%    $331,272,682
                     OTHER ASSETS AND LIABILITIES-NET    -1.68%      (5,464,527)
                                                        ------     ------------
                     NET ASSETS                         100.00%    $325,808,155
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 50,968,814
                     Gross Unrealized Depreciation                   (4,725,775)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 46,243,039
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING Research
Enhanced Index
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 99.82%
                     ADVERTISING: 0.09%
      5,050          Interpublic Group Cos., Inc.                  $     75,599
                                                                   ------------
                                                                         75,599
                                                                   ------------
                     AEROSPACE/DEFENSE: 1.69%
     10,100          Boeing Co.                                         343,400
      2,450          General Dynamics Corp.                             199,552
        500          Goodrich Corp.                                       9,200
      5,450          Lockheed Martin Corp.                              284,490
      1,350          Northrop Grumman Corp.                             130,828
      3,950          Rockwell Collins, Inc.                              84,530
      7,700          United Technologies Corp.                          481,019
                                                                   ------------
                                                                      1,533,019
                                                                   ------------
                     AGRICULTURE: 0.09%
      2,450          UST, Inc.                                           78,890
                                                                   ------------
                                                                         78,890
                                                                   ------------
                     AIRLINES: 0.07%
      3,700          Southwest Airlines Co.                              61,420
                                                                   ------------
                                                                         61,420
                                                                   ------------
                     APPAREL: 0.46%
      2,600    @     Jones Apparel Group, Inc.                           95,680
      1,600          Liz Claiborne, Inc.                                 51,520
      3,250          Nike, Inc.                                         145,535
      1,200    @     Reebok Intl. Ltd.                                   34,428
      2,450          VF Corp.                                            92,757
                                                                   ------------
                                                                        419,920
                                                                   ------------
                     AUTO MANUFACTURERS: 0.77%
     28,250          Ford Motor Co.                                     321,485
      6,600          General Motors Corp.                               262,020
      2,250          Paccar, Inc.                                       110,250
                                                                   ------------
                                                                        693,755
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 0.40%
      1,000          Cooper Tire & Rubber Co.                            15,900
      1,850          Dana Corp.                                          24,975
      7,250          Delphi Corp.                                        61,625
      2,400          Goodyear Tire & Rubber Co.                          19,776
      1,250          Johnson Controls, Inc.                             103,613
      2,700          TRW, Inc.                                          139,563
                                                                   ------------
                                                                        365,452
                                                                   ------------
                     BANKS: 7.70%
      5,200          AmSouth Bancorp                                     99,164
     24,300          Bank of America Corp.                            1,702,944
     13,950          Bank One Corp.                                     550,886
      5,650          BB&T Corp.                                         214,643
      2,777          Charter One Financial, Inc.                         83,588
      2,900          Comerica, Inc.                                     137,257
      1,600          First Tennessee National Corp.                      59,008
     11,800          FleetBoston Financial Corp.                        320,134
      3,700          Huntington Bancshares, Inc.                         72,409
      5,500          Keycorp                                            143,495
      2,800          Marshall & Ilsley Corp.                             79,576
      5,000          Mellon Financial Corp.                             150,250
      6,950          National City Corp.                                193,210
      2,000          North Fork Bancorporation, Inc.                     69,620
      1,400          PNC Financial Services Group, Inc.                  59,080
      3,600          Regions Financial Corp.                            125,064
      4,100          SouthTrust Corp.                                   107,174
      4,000          State Street Corp.                                 180,000
      3,350          SunTrust Banks, Inc.                               196,511
      1,400          Synovus Financial Corp.                             29,162
      4,125          Union Planters Corp.                               121,687
     22,600          US Bancorp                                         494,940
     22,350          Wachovia Corp.                                     785,603
     20,400          Wells Fargo & Co.                                  942,684
      1,100          Zions Bancorporation                                45,265
                                                                   ------------
                                                                      6,963,354
                                                                   ------------
                     BEVERAGES: 2.56%
     10,700          Anheuser-Busch Cos., Inc.                          525,584
        900          Brown-Forman Corp.                                  59,490
     12,350          Coca-Cola Co.                                      563,654
      5,750          Coca-Cola Enterprises, Inc.                        122,417
        600          Coors (Adolph)                                      38,916
      3,400          Pepsi Bottling Group, Inc.                          97,648
     21,350          PepsiCo, Inc.                                      906,948
                                                                   ------------
                                                                      2,314,657
                                                                   ------------
                     BIOTECHNOLOGY: 1.01%
     16,364    @     Amgen, Inc.                                        772,381
        750    @     Biogen, Inc.                                        33,112
      1,900    @     Chiron Corp.                                        76,380
      1,100    @     Genzyme Corp.                                       36,080
                                                                   ------------
                                                                        917,953
                                                                   ------------
                     BUILDING MATERIALS: 0.19%
        600    @     American Standard Cos., Inc.                        44,688
      6,200          Masco Corp.                                        125,054
                                                                   ------------
                                                                        169,742
                                                                   ------------
                     CHEMICALS: 1.54%
      3,050          Air Products & Chemicals, Inc.                     134,871
      1,400          Ashland, Inc.                                       40,838
     12,000          Du Pont EI de Nemours & Co.                        535,440
        900          Eastman Chemical Co.                                35,217
      1,800          Ecolab, Inc.                                        89,406
      1,850          Engelhard Corp.                                     44,844
      1,050          Great Lakes Chemical Corp.                          26,355
      1,600          International Flavors & Fragrances, Inc.            52,832
      2,200          PPG Industries, Inc.                               110,176
      1,800          Praxair, Inc.                                      106,200
      2,950          Rohm & Haas Co.                                    104,401
      2,300          Sherwin-Williams Co.                                66,309
        900          Sigma-Aldrich Corp.                                 45,225
                                                                   ------------
                                                                      1,392,114
                                                                   ------------
                     COMMERCIAL SERVICES: 0.94%
      2,100    @     Apollo Group, Inc.                                  86,625
      6,500    @     Concord EFS, Inc.                                   97,500
        950    @     Convergys Corp.                                     16,378
      1,300          Deluxe Corp.                                        56,420
      1,700          Equifax, Inc.                                       41,310
      3,650          H&R Block, Inc.                                    139,905
      3,400          McKesson Corp.                                      88,128
      1,900          Moody's Corp.                                       83,638
      4,650          Paychex, Inc.                                      135,780
      2,950    @     Quintiles Transnational Corp.                       34,663
      3,750    @     Robert Half Intl., Inc.                             73,687
                                                                   ------------
                                                                        854,034
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Research
Enhanced Index
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     COMPUTERS: 3.81%
      2,600    @     Computer Sciences Corp.                       $     90,714
     42,550    @     Dell Computer Corp.                              1,215,653
      2,400          Electronic Data Systems Corp.                       44,496
     26,500    @     EMC Corp.-Mass.                                    192,125
     35,737          Hewlett-Packard Co.                                696,157
      8,250          International Business Machines Corp.              718,575
      2,700    @     Lexmark Intl., Inc.                                178,578
      4,300    @     Network Appliance, Inc.                             59,641
     18,700    X     Seagate Technology, Inc.                             1,496
      4,650    @     Sungard Data Systems, Inc.                         108,671
      4,100    @     Unisys Corp.                                        45,920
      5,150    @     Veritas Software Corp.                              93,627
                                                                   ------------
                                                                      3,445,653
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 3.08%
        400          Alberto-Culver Co.                                  19,820
      2,750          Avon Products, Inc.                                141,213
      2,600          Colgate-Palmolive Co.                              133,614
     12,700          Gillette Co.                                       385,064
      6,100          Kimberly-Clark Corp.                               306,952
     21,400          Procter & Gamble Co.                             1,797,600
                                                                   ------------
                                                                      2,784,263
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 0.07%
      1,100          WW Grainger, Inc.                                   59,158
                                                                   ------------
                                                                         59,158
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 8.69%
     16,050          American Express Co.                               624,827
      2,100          Bear Stearns Cos., Inc.                            134,400
      4,250          Capital One Financial Corp.                        143,650
      6,750          Charles Schwab Corp.                                77,895
     60,450          Citigroup, Inc.                                  2,350,296
      2,200          Countrywide Financial Corp.                        108,460
     16,050          Fannie Mae                                       1,011,952
      3,200          Franklin Resources, Inc.                           118,240
     11,200          Freddie Mac                                        645,568
      9,300          Household Intl., Inc.                              266,910
     23,850          JP Morgan Chase & Co.                              600,305
      2,700          Lehman Brothers Holdings, Inc.                     165,780
     15,275          MBNA Corp.                                         325,969
     10,350          Merrill Lynch & Co., Inc.                          450,225
     13,200          Morgan Stanley                                     597,168
      7,750    @     Providian Financial Corp.                           47,120
      1,800          SLM Corp.                                          175,914
        600          T Rowe Price Group, Inc.                            18,234
                                                                   ------------
                                                                      7,862,913
                                                                   ------------
                     ELECTRIC: 2.61%
        700          Ameren Corp.                                        28,945
      4,500          American Electric Power Co., Inc.                  127,890
      3,500          Centerpoint Energy, Inc.                            26,775
      2,400          Cinergy Corp.                                       77,760
      3,800          CMS Energy Corp.                                    37,810
      2,800          Consolidated Edison, Inc.                          111,300
      2,200          Constellation Energy Group, Inc.                    57,970
      1,300          Dominion Resources, Inc.                            66,235
      2,050          DTE Energy Co.                                      90,876
     10,650          Duke Energy Corp.                                  210,231
      7,500    @     Edison Intl.                                        83,175
      2,750          Entergy Corp.                                      120,257
      5,050          Exelon Corp.                                       253,460
      3,550          FirstEnergy Corp.                                  112,464
      2,100          FPL Group, Inc.                                    123,480
      2,850          NiSource, Inc.                                      55,546
      7,700    @     PG&E Corp.                                         106,337
        500          Pinnacle West Capital Corp.                         16,060
      2,700          PPL Corp.                                           89,910
      2,600          Progress Energy, Inc.                              109,200
      2,350          Public Service Enterprise Group, Inc.               70,359
      8,750          Southern Co.                                       228,900
      2,150          TECO Energy, Inc.                                   31,691
      4,400          TXU Corp.                                           67,848
      4,900          Xcel Energy, Inc.                                   52,626
                                                                   ------------
                                                                      2,357,105
                                                                   ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 0.46%
      4,650    @     American Power Conversion                           74,865
      5,200          Emerson Electric Co.                               271,180
      2,600          Molex, Inc.                                         72,930
                                                                   ------------
                                                                        418,975
                                                                   ------------
                     ELECTRONICS: 0.46%
      6,200    @     Agilent Technologies, Inc.                         120,342
      3,050          Applera Corp. - Applied Biosystems Group            66,673
      3,550    @     Jabil Circuit, Inc.                                 76,148
      1,500          Parker Hannifin Corp.                               70,035
      9,250    @     Sanmina-SCI Corp.                                   44,400
      2,100    @     Thermo Electron Corp.                               41,139
                                                                   ------------
                                                                        418,737
                                                                   ------------
                     ENGINEERING & CONSTRUCTION: 0.03%
      1,000          Fluor Corp.                                         27,420
                                                                   ------------
                                                                         27,420
                                                                   ------------
                     ENTERTAINMENT: 0.09%
      1,050    @     International Game Technology                       80,955
                                                                   ------------
                                                                         80,955
                                                                   ------------
                     ENVIRONMENTAL CONTROL: 0.24%
      3,200    @     Allied Waste Industries, Inc.                       34,176
      7,350          Waste Management, Inc.                             183,162
                                                                   ------------
                                                                        217,338
                                                                   ------------
                     FOOD: 1.67%
      5,150          Albertson's, Inc.                                  120,201
      8,110          Archer-Daniels-Midland Co.                         108,106
      5,100          Campbell Soup Co.                                  123,165
      6,450          Conagra Foods, Inc.                                157,186
      1,800          General Mills, Inc.                                 80,316
      1,750          Hershey Foods Corp.                                112,683
      4,250          HJ Heinz Co.                                       147,985
      5,050          Kellogg Co.                                        168,518
      9,600    @     Kroger Co.                                         151,008
      2,200    @     Safeway, Inc.                                       52,316
      9,600          Sara Lee Corp.                                     223,968
      2,200          Supervalu, Inc.                                     39,556
      1,950          Winn-Dixie Stores, Inc.                             29,094
                                                                   ------------
                                                                      1,514,102
                                                                   ------------

                 See Accompanying Notes to Financial Statements

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Enhanced Index
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     FOREST PRODUCTS & PAPER: 0.51%
        500          Boise Cascade Corp.                           $     13,540
      3,150          Georgia-Pacific Corp.                               65,299
      5,700          International Paper Co.                            223,725
      1,050          MeadWestvaco Corp.                                  26,292
      2,400          Plum Creek Timber Co., Inc.                         58,440
        450          Temple-Inland, Inc.                                 22,072
      1,050          Weyerhaeuser Co.                                    55,230
                                                                   ------------
                                                                        464,598
                                                                   ------------
                     GAS: 0.16%
      1,700          KeySpan Corp.                                       59,993
        550          Nicor, Inc.                                         17,330
        550          Peoples Energy Corp.                                19,794
      2,250          Sempra Energy                                       52,132
                                                                   ------------
                                                                        149,249
                                                                   ------------
                     HAND/MACHINE TOOLS: 0.15%
      1,750          Black & Decker Corp.                                75,198
        500          Snap-On, Inc.                                       14,970
      1,150          Stanley Works                                       41,331
                                                                   ------------
                                                                        131,499
                                                                   ------------
                     HEALTHCARE-PRODUCTS: 3.63%
      5,300          Becton Dickinson & Co.                             157,251
      4,800    @     Boston Scientific Corp.                            201,600
        900          CR Bard, Inc.                                       49,950
      6,000    @     Guidant Corp.                                      179,580
     38,250          Johnson & Johnson                                2,181,015
      6,150          Medtronic, Inc.                                    287,513
      2,200    @     St. Jude Medical, Inc.                              76,604
      2,400          Stryker Corp.                                      148,440
                                                                   ------------
                                                                      3,281,953
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.55%
      3,200          Aetna, Inc.                                        120,800
      3,150    @     Anthem, Inc.                                       186,638
      6,500          HCA, Inc.                                          261,170
      1,700          Health Management Associates, Inc.                  29,801
      2,400    @     Humana, Inc.                                        24,984
      1,200    @     Manor Care, Inc.                                    23,376
      5,800    @     Tenet Healthcare Corp.                             107,010
      5,250          UnitedHealth Group, Inc.                           427,613
      3,300    @     WellPoint Health Networks                          217,239
                                                                   ------------
                                                                      1,398,631
                                                                   ------------
                     HOME BUILDERS: 0.17%
      1,450          Centex Corp.                                        72,978
      1,000          KB Home                                             44,690
        700          Pulte Homes, Inc.                                   32,858
                                                                   ------------
                                                                        150,526
                                                                   ------------
                     HOME FURNISHINGS: 0.16%
      3,100          Leggett & Platt, Inc.                               73,997
        800          Maytag Corp.                                        24,728
        850          Whirlpool Corp.                                     45,713
                                                                   ------------
                                                                        144,438
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 0.43%
      1,500          Avery Dennison Corp.                                96,660
      4,600          Clorox Co.                                         201,664
      1,900          Fortune Brands, Inc.                                92,663
                                                                   ------------
                                                                        390,987
                                                                   ------------
                     HOUSEWARES: 0.12%
      3,300          Newell Rubbermaid, Inc.                            104,676
                                                                   ------------
                                                                        104,676
                                                                   ------------
                     INSURANCE: 4.88%
      3,250   @@     ACE Ltd.                                           110,825
      5,900          Aflac, Inc.                                        182,015
     11,400          Allstate Corp.                                     444,942
      1,450          AMBAC Financial Group, Inc.                         90,639
     12,600          American Intl. Group                               820,890
      3,850          AON Corp.                                           70,224
      1,800          Cincinnati Financial Corp.                          69,300
      1,950          Chubb Corp.                                        114,270
      2,950          Cigna Corp.                                        128,414
      2,950          Hartford Financial Services Group, Inc.            144,727
      2,200          Jefferson-Pilot Corp.                               83,930
      3,850          John Hancock Financial Services, Inc.              117,695
      2,300          Lincoln National Corp.                              80,822
      2,800          Loews Corp.                                        113,344
      6,500          Marsh & McLennan Cos., Inc.                        306,800
      2,150          MBIA, Inc.                                          97,782
      8,450          Metlife, Inc.                                      226,798
      1,350          MGIC Investment Corp.                               63,004
      4,100          Principal Financial Group                          118,900
      3,500          Progressive Corp.                                  198,240
      7,150          Prudential Financial, Inc.                         215,072
      1,300          Safeco Corp.                                        47,047
      1,100          St. Paul Cos.                                       40,964
      1,800          Torchmark Corp.                                     66,852
     16,655    @     Travelers Property Casualty Corp.                  266,480
      3,300          UnumProvident Corp.                                 56,265
      1,700   @@     XL Capital Ltd.                                    140,658
                                                                   ------------
                                                                      4,416,899
                                                                   ------------
                     INTERNET: 0.26%
      1,450    @     eBay, Inc.                                          99,977
      7,450    @     Yahoo, Inc.                                        136,112
                                                                   ------------
                                                                        236,089
                                                                   ------------
                     IRON/STEEL: 0.06%
      1,100          Nucor Corp.                                         55,264
                                                                   ------------
                                                                         55,264
                                                                   ------------
                     LEISURE TIME: 0.49%
      1,400          Brunswick Corp.                                     29,428
      6,950          Carnival Corp.                                     194,948
      3,700          Harley-Davidson, Inc.                              179,598
      1,750    @     Sabre Holdings Corp.                                38,080
                                                                   ------------
                                                                        442,054
                                                                   ------------

                 See Accompanying Notes to Financial Statements

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Enhanced Index
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     LODGING: 0.35%
      2,200    @     Harrah's Entertainment, Inc.                  $     88,000
      4,800          Hilton Hotels Corp.                                 65,712
      2,950          Marriott Intl., Inc.                               105,463
      2,300          Starwood Hotels & Resorts Worldwide, Inc.           58,259
                                                                   ------------
                                                                        317,434
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.32%
      2,750          Deere & Co.                                        140,663
      2,750          Dover Corp.                                         85,800
      2,800          Rockwell Automation, Inc.                           58,940
                                                                   ------------
                                                                        285,403
                                                                   ------------
                     MEDIA: 3.40%
     21,300    @     AOL Time Warner, Inc.                              348,681
      7,400    @     Clear Channel Communications, Inc.                 321,604
     11,255    @     Comcast Corp.                                      263,807
      3,200          Gannett Co, Inc.                                   228,000
      1,150          Knight-Ridder, Inc.                                 72,117
      2,400          McGraw-Hill Cos., Inc.                             142,296
        600          Meredith Corp.                                      26,166
        700          New York Times Co.                                  33,628
      3,700          Tribune Co.                                        169,460
     21,200    @     Viacom, Inc.                                       996,612
     24,050          Walt Disney Co.                                    476,671
                                                                   ------------
                                                                      3,079,042
                                                                   ------------
                     MINING: 0.17%
      4,650          Newmont Mining Corp.                               108,856
      1,400    @     Phelps Dodge Corp.                                  43,988
                                                                   ------------
                                                                        152,844
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 5.74%
      4,750          3M Co.                                             616,788
      1,350          Cooper Industries Ltd.                              51,327
      1,000          Crane Co.                                           20,570
      1,850          Danaher Corp.                                      116,254
      4,650          Eastman Kodak Co.                                  171,678
        950          Eaton Corp.                                         72,077
    120,900          General Electric Co.                             3,276,390
     10,050          Honeywell Intl., Inc.                              259,993
      1,500          Illinois Tool Works, Inc.                          101,985
      1,900    @@    Ingersoll-Rand Co.                                  87,780
      1,600          ITT Industries, Inc.                                96,448
      1,700          Pall Corp.                                          32,436
      2,650          Textron, Inc.                                      114,215
      9,850    @@    Tyco Intl. Ltd.                                    175,724
                                                                   ------------
                                                                      5,193,665
                                                                   ------------
                     OFFICE/BUSINESS EQUIPMENT: 0.24%
      2,900          Pitney Bowes, Inc.                                 102,370
     12,800    @     Xerox Corp.                                        111,616
                                                                   ------------
                                                                        213,986
                                                                   ------------
                     OIL & GAS: 4.53%
      2,850          Amerada Hess Corp.                                 159,600
      4,600          Anadarko Petroleum Corp.                           217,120
      3,550          Apache Corp.                                       191,274
      3,450          Burlington Resources, Inc.                         145,314
     12,778          ConocoPhillips                                     610,916
      2,850          Devon Energy Corp.                                 130,501
     51,100          Exxon Mobil Corp.                                1,778,280
        650          Kerr-McGee Corp.                                    29,413
      4,350          Marathon Oil Corp.                                  87,000
      2,400  @@, @   Nabors Industries Ltd.                              84,960
      2,200    @     Noble Corp.                                         74,690
      7,050          Occidental Petroleum Corp.                         196,342
      1,500          Rowan Cos., Inc.                                    31,950
      9,400          Transocean, Inc.                                   228,420
      4,550          Unocal Corp.                                       134,907
                                                                   ------------
                                                                      4,100,687
                                                                   ------------
                     OIL & GAS SERVICES: 0.34%
      2,450          Baker Hughes, Inc.                                  80,213
      2,000    @     BJ Services Co.                                     66,900
      7,450          Halliburton Co.                                    156,450
                                                                   ------------
                                                                        303,563
                                                                   ------------
                     PACKAGING & CONTAINERS: 0.14%
        800          Ball Corp.                                          39,584
        950          Bemis Co.                                           49,134
      1,750    @     Pactiv Corp.                                        36,225
                                                                   ------------
                                                                        124,943
                                                                   ------------
                     PHARMACEUTICALS: 6.18%
     19,950          Abbott Laboratories                                873,411
        650          Allergan, Inc.                                      38,214
      1,300          AmerisourceBergen Corp.                             75,426
      2,300          Cardinal Health, Inc.                              141,542
      2,150    @     Forest Laboratories, Inc.                          230,760
      2,600    @     King Pharmaceuticals, Inc.                          49,348
      1,250    @     Medimmune, Inc.                                     32,975
     28,800          Merck & Co., Inc.                                1,711,008
     31,800          Pfizer, Inc.                                     1,002,972
     16,650          Pharmacia Corp.                                    704,295
     18,950          Schering-Plough Corp.                              429,407
      1,500    @     Watson Pharmaceuticals, Inc.                        44,985
      6,800          Wyeth                                              261,324
                                                                   ------------
                                                                      5,595,667
                                                                   ------------
                     PIPELINES: 0.09%
      2,650          EL Paso Corp.                                       22,578
      1,500          Kinder Morgan, Inc.                                 61,575
                                                                   ------------
                                                                         84,153
                                                                   ------------
                     REITS: 0.32%
      4,850          Equity Office Properties Trust                     124,693
      3,350          Equity Residential                                  87,502
      2,200          Simon Property Group, Inc.                          74,184
                                                                   ------------
                                                                        286,379
                                                                   ------------
                     RETAIL: 6.51%
      1,250    @     Autozone, Inc.                                     102,125
      3,400    @     Bed Bath & Beyond, Inc.                            117,946
      4,050    @     Best Buy Co., Inc.                                 112,104
      2,700    @     Big Lots, Inc.                                      34,290
      2,250    @     Costco Wholesale Corp.                              72,675
      4,700          CVS Corp.                                          126,336
      2,050          Darden Restaurants, Inc.                            44,341
      1,500          Dillard's, Inc.                                     28,980
      3,900          Dollar General Corp.                                51,597
      2,400          Family Dollar Stores                                70,776
      2,900    @     Federated Department Stores                         94,772
     14,050          Gap, Inc. (The)                                    223,254
     48,200          Home Depot, Inc.                                 1,273,444
      2,950          JC Penney Co., Inc.                                 70,003

                 See Accompanying Notes to Financial Statements

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Enhanced Index
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
      4,000    @     Kohl's Corp.                                  $    274,000
      9,450          Lowe's Cos., Inc.                                  392,175
      9,800          Ltd. Brands                                        166,698
      3,400          May Department Stores Co.                           83,164
     14,350          McDonald's Corp.                                   265,475
      1,400          Nordstrom, Inc.                                     28,000
      5,300    @     Office Depot, Inc.                                  93,863
      2,400          RadioShack Corp.                                    57,000
     10,100    @     Staples, Inc.                                      194,930
      5,250    @     Starbucks Corp.                                    114,135
     10,700          Target Corp.                                       372,146
      1,600          Tiffany & Co.                                       45,408
      6,200          TJX Cos, Inc.                                      121,334
     21,250          Wal-Mart Stores, Inc.                            1,150,900
      1,000          Wendy's Intl., Inc.                                 27,930
      3,500    @     Yum! Brands, Inc.                                   83,685
                                                                   ------------
                                                                      5,893,486
                                                                   ------------
                     SAVINGS & LOANS: 0.87%
      3,250          Golden West Financial Corp.                        224,900
     15,650          Washington Mutual, Inc.                            563,087
                                                                   ------------
                                                                        787,987
                                                                   ------------
                     SEMICONDUCTORS: 3.88%
      4,000    @     Advanced Micro Devices, Inc.                        34,000
      4,500    @     Altera Corp.                                        65,385
      4,500    @     Analog Devices, Inc.                               138,105
     20,400    @     Applied Materials, Inc.                            347,820
     80,800          Intel Corp.                                      1,687,104
      2,200    @     Kla-Tencor Corp.                                    97,174
      3,850          Linear Technology Corp.                            127,936
      3,350    @     LSI Logic Corp.                                     27,772
      3,950          Maxim Integrated Products                          166,256
      3,050    @     Micron Technology, Inc.                             48,221
      2,150    @     National Semiconductor Corp.                        43,645
      2,000    @     Novellus Systems, Inc.                              72,580
      1,900    @     Nvidia Corp.                                        32,547
      2,150    @     QLogic Corp.                                        93,396
        950    @     Teradyne, Inc.                                      15,570
     20,300          Texas Instruments, Inc.                            408,233
      4,350    @     Xilinx, Inc.                                       107,184
                                                                   ------------
                                                                      3,512,928
                                                                   ------------
                     SOFTWARE: 6.88%
      3,100          Adobe Systems, Inc.                                 91,543
      2,000          Autodesk, Inc.                                      30,980
      7,300          Automatic Data Processing                          317,331
      5,150    @     BMC Software, Inc.                                  92,185
      2,600    @     Citrix Systems, Inc.                                30,550
      7,600          Computer Associates Intl., Inc.                    114,836
      7,200    @     Compuware Corp.                                     39,312
      2,250    @     Electronic Arts, Inc.                              152,685
      8,750          First Data Corp.                                   303,100
      2,200    @     Fiserv, Inc.                                        74,624
      2,550    @     Intuit, Inc.                                       137,547
      1,000    @     Mercury Interactive Corp.                           33,480
     65,800    @     Microsoft Corp.                                  3,804,556
     66,000    @     Oracle Corp.                                       801,900
      4,950    @     Peoplesoft, Inc.                                    97,218
      2,450    @     Rational Software Corp.                             22,662
      9,800    @     Siebel Systems, Inc.                                83,398
                                                                   ------------
                                                                      6,227,907
                                                                   ------------
                     TELECOMMUNICATIONS: 6.68%
      3,800          Alltel Corp.                                       209,304
      1,350    @     Andrew Corp.                                        15,187
      9,060          AT&T Corp.                                         254,042
     30,386    @     AT&T Wireless Services, Inc.                       229,414
     21,550          BellSouth Corp.                                    599,090
      2,100          CenturyTel, Inc.                                    64,848
      7,300    @     CIENA Corp.                                         48,545
     89,150    @     Cisco Systems, Inc.                              1,330,118
      2,200    @     Citizens Communications Co.                         21,692
      2,850    @     Comverse Technology, Inc.                           34,542
     28,050          Motorola, Inc.                                     319,209
     11,050    @     Nextel Communications, Inc.                        151,938
     39,550          SBC Communications, Inc.                         1,127,175
      2,600          Scientific-Atlanta, Inc.                            35,360
     14,150          Sprint Corp.-FON Group                             206,307
      5,300    @     Tellabs, Inc.                                       47,011
     32,150          Verizon Communications, Inc.                     1,346,442
                                                                   ------------
                                                                      6,040,224
                                                                   ------------
                     TEXTILES: 0.11%
      2,000          Cintas Corp.                                       100,940
                                                                   ------------
                                                                        100,940
                                                                   ------------
                     TOBACCO: 0.46%
     10,000          Philip Morris Cos., Inc.                           377,200
      1,100          RJ Reynolds Tobacco Holdings, Inc.                  42,460
                                                                   ------------
                                                                        419,660
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 0.19%
      2,000          Hasbro, Inc.                                        25,640
      7,200          Mattel, Inc.                                       148,464
                                                                   ------------
                                                                        174,104
                                                                   ------------
                     TRANSPORTATION: 1.10%
      5,000          Burlington Northern Santa Fe Corp.                 126,650
      2,450          CSX Corp.                                           67,742
      3,650          FedEx Corp.                                        191,881
      4,850          Norfolk Southern Corp.                              95,690
      2,900          Union Pacific Corp.                                167,910
      5,400          United Parcel Service, Inc.                        342,144
                                                                   ------------
                                                                        992,017
                                                                   ------------
                     TRUCKING & LEASING: 0.03%
      1,300          Ryder System, Inc.                                  29,900
                                                                   ------------
                                                                         29,900
                                                                   ------------
                     Total Common Stock (Cost $96,891,700)           90,310,310
                                                                   ------------
                     Total Long-Term Investments
                       (Cost $96,891,700)                            90,310,310
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING Research
Enhanced Index
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                 Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 0.57%
$   516,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.310%, due
                       12/02/02, $516,056 to be received
                       upon repurchase (Collateralized
                       by $520,000 FNMA, 4.750%
                       Market Value $529,952 due
                       03/15/03)                                   $    516,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $516,000)                                  516,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $97,407,700)*              100.39%    $ 90,826,310
                     OTHER ASSETS AND LIABILITIES-NET    -0.39%        (354,726)
                                                        ------     ------------
                     NET ASSETS                         100.00%    $ 90,471,584
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
X Market Value determined by ING Valuation Committee appointed by the Fund's Board of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                     Gross Unrealized Appreciation                 $  2,853,355
                     Gross Unrealized Depreciation                   (9,434,745)
                                                                   ------------
                     Net Unrealized Depreciation                   $ (6,581,390)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Large Company
Value
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 99.00%
                     AGRICULTURE: 0.10%
      8,307          Monsanto Co.                                  $    146,120
                                                                   ------------
                                                                        146,120
                                                                   ------------
                     COMMERCIAL SERVICES: 3.12%
    351,600    @     Cendant Corp.                                    4,423,128
                                                                   ------------
                                                                      4,423,128
                                                                   ------------
                     COMPUTERS: 5.17%
    499,600    @     EMC Corp.-Mass.                                  3,622,100
    190,174          Hewlett-Packard Co.                              3,704,590
                                                                   ------------
                                                                      7,326,690
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 1.35%
     38,100          Kimberly-Clark Corp.                             1,917,192
                                                                   ------------
                                                                      1,917,192
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 7.84%
    101,500          Alliance Capital Management
                     Holding LP                                       3,550,470
    106,800          Citigroup, Inc.                                  4,152,384
     75,500          Morgan Stanley                                   3,415,620
                                                                   ------------
                                                                     11,118,474
                                                                   ------------
                     ELECTRIC: 0.46%
    275,200    @     Reliant Resources, Inc.                            646,720
                                                                   ------------
                                                                        646,720
                                                                   ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 1.37%
     37,300          Emerson Electric Co.                             1,945,195
                                                                   ------------
                                                                      1,945,195
                                                                   ------------
                     FOOD: 2.70%
    159,800    @     Kroger Co.                                       2,513,654
     56,200          Sara Lee Corp.                                   1,311,146
                                                                   ------------
                                                                      3,824,800
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 2.31%
     35,700          Bowater, Inc.                                    1,548,666
     35,100          Temple-Inland, Inc.                              1,721,655
                                                                   ------------
                                                                      3,270,321
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.59%
     34,300    @     WellPoint Health Networks                        2,257,969
                                                                   ------------
                                                                      2,257,969
                                                                   ------------
                     INSURANCE: 15.88%
     60,600          Allstate Corp.                                   2,365,218
     24,300          American Intl. Group                             1,583,145
     30,100          Chubb Corp.                                      1,763,860
    102,600          Cigna Corp.                                      4,466,178
     65,300          Hartford Financial Services Group, Inc.          3,203,618
     57,400          Loews Corp.                                      2,323,552
    101,800          St. Paul Cos.                                    3,791,032
    189,714    @     Travelers Property Casualty Corp.                3,025,938
                                                                   ------------
                                                                     22,522,541
                                                                   ------------
                     MACHINERY-CONSTRUCTION & MINING: 1.50%
     42,700          Caterpillar, Inc.                                2,130,730
                                                                   ------------
                                                                      2,130,730
                                                                   ------------
                     MEDIA: 1.33%
    115,300    @     AOL Time Warner, Inc.                            1,887,461
                                                                   ------------
                                                                      1,887,461
                                                                   ------------
                     MINING: 2.78%
    101,400          Alcoa, Inc.                                      2,590,770
     87,100    @     Freeport-McMoRan Copper & Gold, Inc.             1,350,050
                                                                   ------------
                                                                      3,940,820
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 5.84%
    178,500          Honeywell Intl., Inc.                            4,617,795
    205,055   @@     Tyco Intl. Ltd.                                  3,658,181
                                                                   ------------
                                                                      8,275,976
                                                                   ------------
                     OIL & GAS: 11.20%
     25,300          Amerada Hess Corp.                               1,416,800
     50,200          Anadarko Petroleum Corp.                         2,369,440
     41,580          Apache Corp.                                     2,240,331
     23,400          ChevronTexaco Corp.                              1,568,502
     38,100          ConocoPhillips                                   1,821,561
    105,200          Diamond Offshore Drilling                        2,360,688
     33,800          Kerr-McGee Corp.                                 1,529,450
    128,400          Marathon Oil Corp.                               2,568,000
                                                                   ------------
                                                                     15,874,772
                                                                   ------------
                     PHARMACEUTICALS: 8.31%
    122,700          Bristol-Myers Squibb Co.                         3,251,550
     63,500    @     IVAX Corp.                                         857,885
     37,300    @     King Pharmaceuticals, Inc.                         707,954
     66,100          Merck & Co., Inc.                                3,927,001
     48,700          Pharmacia Corp.                                  2,060,010
     32,700    @     Watson Pharmaceuticals, Inc.                       980,673
                                                                   ------------
                                                                     11,785,073
                                                                   ------------
                     PIPELINES: 0.95%
    158,300          EL Paso Corp.                                    1,348,716
                                                                   ------------
                                                                      1,348,716
                                                                   ------------
                     RETAIL: 7.24%
     69,000          CVS Corp.                                        1,854,720
     63,000    @     Federated Department Stores                      2,058,840
     82,300          May Department Stores Co.                        2,013,058
    136,900          McDonald's Corp.                                 2,532,650
     76,100          RadioShack Corp.                                 1,807,375
                                                                   ------------
                                                                     10,266,643
                                                                   ------------
                     SAVINGS & LOANS: 1.43%
     56,200          Washington Mutual, Inc.                          2,022,076
                                                                   ------------
                                                                      2,022,076
                                                                   ------------
                     SEMICONDUCTORS: 2.89%
    329,500    @     Advanced Micro Devices, Inc.                     2,800,750
    156,100    @     LSI Logic Corp.                                  1,294,069
                                                                   ------------
                                                                      4,094,819
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Large Company
Value
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS: 11.63%
    164,800   @      3Com Corp.                                    $    848,720
    409,400   @      ADC Telecommunications, Inc.                       888,398
    363,386   @      AT&T Wireless Services, Inc.                     2,743,564
    774,900   @      JDS Uniphase Corp.                               2,642,409
    526,900   @      Lucent Technologies, Inc.                          922,075
    520,200   @      Tellabs, Inc.                                    4,614,174
     91,600          Verizon Communications, Inc.                     3,836,208
                                                                   ------------
                                                                     16,495,548
                                                                   ------------
                     TOBACCO: 2.01%
     75,415          Philip Morris Cos., Inc.                         2,844,654
                                                                   ------------
                                                                      2,844,654
                                                                   ------------
                     Total Common Stock (Cost $171,629,298)         140,366,438
                                                                   ------------
                     Total Long-Term Investments
                       (Cost $171,629,298)                          140,366,438
                                                                   ------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 1.02%
$ 1,452,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $1,452,139 to be
                       received upon repurchase
                       (Collateralized by $1,060,000
                       U.S. Treasury Bonds, 8.750%
                       Market Value $1,481,955 due
                       05/15/17)                                   $  1,452,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $1,452,000)                              1,452,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $173,081,298)*            100.02%     $141,818,438
                     OTHER ASSETS AND LIABILITIES-NET   -0.02%          (29,438)
                                                       ------      ------------
                     NET ASSETS                        100.00%     $141,789,000
                                                       ======      ============
@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                     Gross Unrealized Appreciation                 $  5,588,077
                     Gross Unrealized Depreciation                  (36,850,937)
                                                                   ------------
                     Net Unrealized Depreciation                   $(31,262,860)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
MagnaCap
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 98.14%
                     AGRICULTURE: 0.11%
     15,813          Monsanto Co.                                  $    278,151
                                                                   ------------
                                                                        278,151
                                                                   ------------
                     COMMERCIAL SERVICES: 3.11%
    608,000    @     Cendant Corp.                                    7,648,640
                                                                   ------------
                                                                      7,648,640
                                                                   ------------
                     COMPUTERS: 6.10%
    863,800    @     EMC Corp.-Mass.                                  6,262,550
    449,882          Hewlett-Packard Co.                              8,763,701
                                                                   ------------
                                                                     15,026,251
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 1.49%
     72,800          Kimberly-Clark Corp.                             3,663,296
                                                                   ------------
                                                                      3,663,296
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 7.95%
    179,800          Alliance Capital Management Holding LP           6,289,404
    187,200          Citigroup, Inc.                                  7,278,336
    132,700          Morgan Stanley                                   6,003,348
                                                                   ------------
                                                                     19,571,088
                                                                   ------------
                     ELECTRIC: 0.48%
    498,400    @     Reliant Resources, Inc.                          1,171,240
                                                                   ------------
                                                                      1,171,240
                                                                   ------------
                     ELECTRICAL COMPONENTS & EQUIPMENT: 1.50%
     71,000          Emerson Electric Co.                             3,702,650
                                                                   ------------
                                                                      3,702,650
                                                                   ------------
                     FOOD: 1.10%
    116,600          Sara Lee Corp.                                   2,720,278
                                                                   ------------
                                                                      2,720,278
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 1.14%
     64,800          Bowater, Inc.                                    2,811,024
                                                                   ------------
                                                                      2,811,024
                                                                   ------------
                     HEALTHCARE-SERVICES: 1.59%
     59,300    @     WellPoint Health Networks                        3,903,719
                                                                   ------------
                                                                      3,903,719
                                                                   ------------
                     INSURANCE: 14.97%
    113,800          Allstate Corp.                                   4,441,614
     43,100          American Intl. Group                             2,807,965
     56,600          Chubb Corp.                                      3,316,760
    177,400          Cigna Corp.                                      7,722,222
    113,000          Hartford Financial Services Group, Inc.          5,543,780
    109,300          Loews Corp.                                      4,424,464
     90,300          St. Paul Cos.                                    3,362,772
    328,187    @     Travelers Property Casualty Corp.                5,234,583
                                                                   ------------
                                                                     36,854,160
                                                                   ------------
                     MEDIA: 1.36%
    204,600    @     AOL Time Warner, Inc.                            3,349,302
                                                                   ------------
                                                                      3,349,302
                                                                   ------------
                     MINING: 4.23%
    308,800          Alcoa, Inc.                                      7,889,840
    163,700    @     Freeport-McMoRan Copper & Gold, Inc.             2,537,350
                                                                   ------------
                                                                     10,427,190
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 6.17%
    339,400          Honeywell Intl., Inc.                            8,780,278
    359,222   @@     Tyco Intl. Ltd.                                  6,408,520
                                                                   ------------
                                                                     15,188,798
                                                                   ------------
                     OIL & GAS: 9.34%
     48,000          Amerada Hess Corp.                               2,688,000
     89,000          Anadarko Petroleum Corp.                         4,200,800
     76,560          Apache Corp.                                     4,125,053
     44,600          ChevronTexaco Corp.                              2,989,538
    115,440          ConocoPhillips                                   5,519,186
     23,000          GlobalSantaFe Corp.                                589,260
     64,100          Kerr-McGee Corp.                                 2,900,525
                                                                   ------------
                                                                     23,012,362
                                                                   ------------
                     OIL & GAS SERVICES: 2.60%
    304,700          Halliburton Co.                                  6,398,700
                                                                   ------------
                                                                      6,398,700
                                                                   ------------
                     PHARMACEUTICALS: 8.97%
    219,900          Bristol-Myers Squibb Co.                         5,827,350
    114,500    @     IVAX Corp.                                       1,546,895
     65,400    @     King Pharmaceuticals, Inc.                       1,241,292
    121,600          Merck & Co., Inc.                                7,224,256
     19,500          Pfizer, Inc.                                       615,030
     92,700          Pharmacia Corp.                                  3,921,210
     57,000    @     Watson Pharmaceuticals, Inc.                     1,709,430
                                                                   ------------
                                                                     22,085,463
                                                                   ------------
                     PIPELINES: 0.97%
    281,100          EL Paso Corp.                                    2,394,972
                                                                   ------------
                                                                      2,394,972
                                                                   ------------
                     RETAIL: 7.58%
    125,500          CVS Corp.                                        3,373,440
    109,000    @     Federated Department Stores                      3,562,120
    142,400          May Department Stores Co.                        3,483,104
    259,400          McDonald's Corp.                                 4,798,900
    145,300          RadioShack Corp.                                 3,450,875
                                                                   ------------
                                                                     18,668,439
                                                                   ------------
                     SAVINGS & LOANS: 1.50%
    102,500          Washington Mutual, Inc.                          3,687,950
                                                                   ------------
                                                                      3,687,950
                                                                   ------------
                     SEMICONDUCTORS: 1.99%
    576,900    @     Advanced Micro Devices, Inc.                     4,903,650
                                                                   ------------
                                                                      4,903,650
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
MagnaCap
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     TELECOMMUNICATIONS: 11.82%
    303,500    @     3Com Corp.                                    $  1,563,025
    717,500    @     ADC Telecommunications, Inc.                     1,556,975
    647,000    @     AT&T Wireless Services, Inc.                     4,884,850
  1,340,100    @     JDS Uniphase Corp.                               4,569,741
    934,800    @     Lucent Technologies, Inc.                        1,635,900
    910,700    @     Tellabs, Inc.                                    8,077,909
    163,000          Verizon Communications, Inc.                     6,826,440
                                                                   ------------
                                                                     29,114,840
                                                                   ------------
                     TOBACCO: 2.07%
    135,400          Philip Morris Cos., Inc.                         5,107,288
                                                                   ------------
                                                                      5,107,288
                                                                   ------------
                     Total Common Stock (Cost $311,536,253)         241,689,451
                                                                   ------------
                     Total Long-Term Investments
                       (Cost $311,536,253)                          241,689,451
                                                                   ------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 1.90%
$ 4,673,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $4,673,448 to be
                       received upon repurchase
                       (Collateralized by $3,410,000
                       U.S. Treasury Bonds, 8.750%
                       Market Value $4,767,422 due
                       05/15/17)                                   $  4,673,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $4,673,000)                              4,673,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $316,209,253)*             100.04%    $246,362,451
                     OTHER ASSETS AND LIABILITIES-NET    -0.04%        (102,085)
                                                        ------     ------------
                     NET ASSETS                         100.00%    $246,260,366
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                     Gross Unrealized Appreciation                 $ 10,936,965
                     Gross Unrealized Depreciation                  (80,783,767)
                                                                   ------------
                     Net Unrealized Depreciation                   $(69,846,802)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
MidCap Value
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 96.04%
                     AGRICULTURE: 4.66%
     41,140          Loews Corp. - Carolina Group                  $    761,501
     25,640          UST, Inc.                                          825,608
                                                                   ------------
                                                                      1,587,109
                                                                   ------------
                     AIRLINES: 4.09%
     97,780    @     AMR Corp.                                          756,817
     47,300          Delta Air Lines, Inc.                              638,550
                                                                   ------------
                                                                      1,395,367
                                                                   ------------
                     APPAREL: 1.41%
     58,380  @@, @   Tommy Hilfiger Corp.                               476,381
                                                                   ------------
                                                                        476,381
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 5.03%
     57,600          Delphi Corp.                                       489,600
     85,240          Goodyear Tire & Rubber Co.                         702,378
     65,000          Visteon Corp.                                      523,250
                                                                   ------------
                                                                      1,715,228
                                                                   ------------
                     BUILDING MATERIALS: 0.93%
     12,690          York Intl. Corp.                                   318,265
                                                                   ------------
                                                                        318,265
                                                                   ------------
                     CHEMICALS: 3.35%
     10,030          Great Lakes Chemical Corp.                         251,753
     30,970          Sherwin-Williams Co.                               892,865
                                                                   ------------
                                                                      1,144,618
                                                                   ------------
                     COAL: 2.25%
     86,640          Massey Energy Co.                                  766,764
                                                                   ------------
                                                                        766,764
                                                                   ------------
                     COMMERCIAL SERVICES: 1.02%
    105,000    @     Service Corp. Intl.                                348,600
                                                                   ------------
                                                                        348,600
                                                                   ------------
                     COMPUTERS: 8.58%
    194,000    @     Gateway, Inc.                                      739,140
     32,850    @     NCR Corp.                                          906,660
    114,490    @     Unisys Corp.                                     1,282,288
                                                                   ------------
                                                                      2,928,088
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 3.65%
     57,000          CIT Group, Inc.                                  1,245,450
                                                                   ------------
                                                                      1,245,450
                                                                   ------------
                     ELECTRIC: 10.36%
     43,680          Alliant Energy Corp.                               711,110
     68,500    @     Edison Intl.                                       759,665
    112,000    @     Mirant Corp.                                       235,200
     75,000    @     PG&E Corp.                                       1,035,750
      9,100          PPL Corp.                                          303,030
     70,740          Sierra Pacific Resources                           490,936
                                                                   ------------
                                                                      3,535,691
                                                                   ------------
                     ELECTRONICS: 3.37%
    249,000    @     Solectron Corp.                                  1,150,380
                                                                   ------------
                                                                      1,150,380
                                                                   ------------
                     FOOD: 3.42%
     61,500    @     Smithfield Foods, Inc.                           1,166,040
                                                                   ------------
                                                                      1,166,040
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 2.98%
     37,180          American Greetings                                 604,919
     24,110          Tupperware Corp.                                   413,004
                                                                   ------------
                                                                      1,017,923
                                                                   ------------
                     INSURANCE: 9.17%
     20,050          Allmerica Financial Corp.                          220,350
      4,560          American National Insurance                        403,469
     16,380    @     CNA Financial Corp.                                405,896
     26,030          Mony Group, Inc.                                   614,568
     32,100          Nationwide Financial Services                      948,555
     64,770          Phoenix Cos., Inc.                                 534,353
                                                                   ------------
                                                                      3,127,191
                                                                   ------------
                     IRON/STEEL: 2.31%
     54,450          United States Steel Corp.                          788,436
                                                                   ------------
                                                                        788,436
                                                                   ------------
                     OFFICE/BUSINESS EQUIPMENT: 4.11%
    160,960    @     Xerox Corp.                                      1,403,571
                                                                   ------------
                                                                      1,403,571
                                                                   ------------
                     OIL & GAS: 1.47%
     17,000          Sunoco, Inc.                                       503,200
                                                                   ------------
                                                                        503,200
                                                                   ------------
                     PIPELINES: 2.96%
     66,700          Aquila, Inc.                                       134,734
    222,110          Dynegy, Inc.                                       259,869
     72,400          EL Paso Corp.                                      616,848
                                                                   ------------
                                                                      1,011,451
                                                                   ------------
                     RETAIL: 4.04%
    101,190    @     Toys R US, Inc.                                  1,377,196
                                                                   ------------
                                                                      1,377,196
                                                                   ------------
                     SEMICONDUCTORS: 0.93%
    230,000    @     Agere Systems, Inc.                                317,400
                                                                   ------------
                                                                        317,400
                                                                   ------------
                     TELECOMMUNICATIONS: 11.14%
    365,870    @     Avaya, Inc.                                      1,061,023
     83,240    @     Comverse Technology, Inc.                        1,008,869
    440,000    @     Lucent Technologies, Inc.                          770,000
    108,430    @     Tellabs, Inc.                                      961,774
                                                                   ------------
                                                                      3,801,666
                                                                   ------------
                     TOBACCO: 1.87%
     16,550          RJ Reynolds Tobacco Hold-
                     ings, Inc.                                         638,830
                                                                   ------------
                                                                        638,830
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 2.94%
     78,210          Hasbro, Inc.                                     1,002,652
                                                                   ------------
                                                                      1,002,652
                                                                   ------------
                     Total Common Stock (Cost $44,065,821)           32,767,497
                                                                   ------------
                     Total Long-Term Investments
                       (Cost $ 44,065,821)                           32,767,497
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
MidCap Value
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT: 3.01%
$ 1,027,000          State Street Repurchase Agreement
                       dated 11/29/02, 1.150%, due
                       12/02/02, $1,027,098 to be
                       received upon repurchase
                       (Collateralized by $750,000
                       U.S. Treasury Bonds, 8.750%
                       Market Value $1,048,553 due
                       05/15/17)                                   $  1,027,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $1,027,000)                              1,027,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $45,092,821)*               99.05%    $ 33,794,497
                     OTHER ASSETS AND LIABILITIES-NET     0.95%         324,989
                                                        ------     ------------
                     NET ASSETS                         100.00%    $ 34,119,486
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

                     Gross Unrealized Appreciation                 $  1,052,893
                     Gross Unrealized Depreciation                  (12,351,217)
                                                                   ------------
                     Net Unrealized Depreciation                   $(11,298,324)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
SmallCap
Value
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.76%
                     APPAREL: 7.55%
     40,000    @     Nautica Enterprises, Inc.                     $    450,400
      9,950          Reebok International Ltd.                          285,466
     60,000          Stride Rite Corp.                                  504,000
     81,830  @@, @   Tommy Hilfiger Corp.                               667,733
     89,300    @     Vans, Inc.                                         536,693
                                                                   ------------
                                                                      2,444,292
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 5.25%
     27,600          Cooper Tire & Rubber Co.                           438,840
     96,000          Goodyear Tire & Rubber Co.                         791,040
     58,000          Visteon Corp.                                      466,900
                                                                   ------------
                                                                      1,696,780
                                                                   ------------
                     BUILDING MATERIALS: 1.44%
     18,650          York International Corp.                           467,742
                                                                   ------------
                                                                        467,742
                                                                   ------------
                     CHEMICALS: 9.33%
     32,390    @     Cytec Industries, Inc.                             865,785
     25,600          Great Lakes Chemical Corp.                         642,560
      9,490          Lubrizol Corp.                                     295,708
     69,770          PolyOne Corp.                                      544,206
     56,240          Wellman, Inc.                                      674,880
                                                                   ------------
                                                                      3,023,139
                                                                   ------------
                     COAL: 1.44%
     52,570          Massey Energy Co.                                  465,245
                                                                   ------------
                                                                        465,245
                                                                   ------------
                     COMMERCIAL SERVICES: 5.04%
     34,630          Kelly Services, Inc.                               858,131
    233,510          Service Corp. International                        775,253
                                                                   ------------
                                                                      1,633,384
                                                                   ------------
                     COMPUTERS: 2.76%
    234,700    @     Gateway, Inc.                                      894,207
                                                                   ------------
                                                                        894,207
                                                                   ------------
                     ELECTRIC: 1.43%
     66,940          Sierra Pacific Resources                           464,564
                                                                   ------------
                                                                        464,564
                                                                   ------------
                     ELECTRICAL EQUIPMENT: 4.58%
     59,850          Belden, Inc.                                     1,005,480
     32,700    @     Rayovac Corp.                                      477,420
                                                                   ------------
                                                                      1,482,900
                                                                   ------------
                     ELECTRONICS: 4.80%
    104,560    @     Kemet Corp.                                      1,136,567
     87,400    @     Sanmina-SCI Corp.                                  419,520
                                                                   ------------
                                                                      1,556,087
                                                                   ------------
                     FOOD: 2.53%
     18,120          Sensient Technologies Corp.                        445,208
     19,800    @     Smithfield Foods, Inc.                             375,408
                                                                   ------------
                                                                        820,616
                                                                   ------------
                     HAND/MACHINE TOOLS: 2.04%
     38,420          Starrett (L.S.) Co.                                660,824
                                                                   ------------
                                                                        660,824
                                                                   ------------
                     HEALTHCARE-SERVICES: 3.44%
     28,400    @     Orthodontic Centers Of America                     366,644
     27,940    @     Pacificare Health Systems                          747,339
                                                                   ------------
                                                                      1,113,983
                                                                   ------------
                     HOME BUILDERS; 4.69%
    119,190          Fleetwood Enterprises, Inc.                        982,126
     81,300    @     National RV Holdings, Inc.                         538,206
                                                                   ------------
                                                                      1,520,332
                                                                   ------------
                     HOUSEHOLD PRODUCTS/WARES: 4.09%
     48,320          American Greetings                                 786,166
     31,460          Tupperware Corp.                                   538,910
                                                                   ------------
                                                                      1,325,076
                                                                   ------------
                     HOUSEWARES: 1.02%
     10,450          National Presto Industries, Inc.                   330,847
                                                                   ------------
                                                                        330,847
                                                                   ------------
                     INSURANCE: 3.12%
     15,000          Allmerica Financial Corp.                          164,850
      3,560          American National Insurance                        314,989
      8,420          Landamerica Financial Group, Inc.                  302,278
     27,510          Phoenix Cos., Inc.                                 226,958
                                                                   ------------
                                                                      1,009,075
                                                                   ------------
                     IRON/STEEL: 5.01%
    117,480          Ryerson Tull, Inc.                                 804,738
     56,540          United States Steel Corp.                          818,699
                                                                   ------------
                                                                      1,623,437
                                                                   ------------
                     LEISURE TIME: 3.13%
     96,270          K2, Inc.                                         1,014,686
                                                                   ------------
                                                                      1,014,686
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 2.53%
     18,060          Tecumseh Products Co.                              818,118
                                                                   ------------
                                                                        818,118
                                                                   ------------
                     METAL FABRICATE/HARDWARE: 3.98%
     23,100          Precision Castparts Corp.                          567,798
    124,620    @     Wolverine Tube, Inc.                               716,565
                                                                   ------------
                                                                      1,284,363
                                                                   ------------
                     MINING: 1.14%
     65,500    @     Stillwater Mining Co.                              370,075
                                                                   ------------
                                                                        370,075
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 2.76%
     45,730          Trinity Industries, Inc.                           893,107
                                                                   ------------
                                                                        893,107
                                                                   ------------
                     OIL & GAS SERVICES: 1.62%
    708,470          Seitel, Inc.                                       524,268
                                                                   ------------
                                                                        524,268
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
SmallCap
Value
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     RETAIL: 4.63%
     10,110          Blair Corp.                                   $    255,176
     24,400          Dillard's, Inc.                                    471,408
    102,420          Syms Corp.                                         774,295
                                                                   ------------
                                                                      1,500,879
                                                                   ------------
                     TELECOMMUNICATIONS: 4.06%
    190,980    @     Avaya, Inc.                                        553,842
     62,770    @     Comverse Technology, Inc.                          760,772
                                                                   ------------
                                                                      1,314,614
                                                                   ------------
                     TOYS/GAMES/HOBBIES: 2.35%
     59,290          Hasbro, Inc.                                       760,097
                                                                   ------------
                                                                        760,097
                                                                   ------------
                     Total Common Stock (Cost $34,417,976)           31,012,737
                                                                   ------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
SHORT-TERMS INVESTMENT: 3.00%
                     REPURCHASE AGREEMENT: 3.00%
$   972,000          State Street Bank Repurchase Agreement,
                       1.150%, due 12/02/02, $972,093 to be
                       received upon repurchase
                       (Collateralized by USTB,
                       8.750%, Market Value
                       $992,630, due 05/15/17)                     $    972,000
                                                                   ------------
                     Total Short-Terms Investment
                       (Cost $972,000)                                  972,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $35,389,976)*               98.76%    $ 31,984,737
                     OTHER ASSETS AND LIABILITIES-NET     1.24%         402,790
                                                        ------     ------------
                     NET ASSETS                         100.00%    $ 32,387,527
                                                        ======     ===========

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  2,412,537
                     Gross Unrealized Depreciation                   (5,817,776)
                                                                   ------------
                     Net Unrealized Depreciation                   $ (3,405,239)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Convertible
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 2.23%
                     HEALTHCARE-SERVICES: 0.83%
     77,000   @      Community Health Systems, Inc.                $  1,582,350
                                                                   ------------
                                                                      1,582,350
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 0.51%
     36,000          General Electric Co.                               975,600
                                                                   ------------
                                                                        975,600
                                                                   ------------
                     RETAIL: 0.89%
     60,000          Wendy's International, Inc.                      1,675,800
                                                                   ------------
                                                                      1,675,800
                                                                   ------------
                     Total Common Stock (Cost $4,801,845)             4,233,750
                                                                   ------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS: 61.97%
                     ADVERTISING: 1.02%
$ 2,000,000          Young & Rubicam, Inc., 3.000%, due 01/15/05      1,947,500
                                                                   ------------
                                                                      1,947,500
                                                                   ------------
                     AGRICULTURE: 0.80%
  1,490,000    #     Bunge Ltd. Finance Corp., 3.750%,
                       due 11/15/22                                   1,527,250
                                                                   ------------
                                                                      1,527,250
                                                                   ------------
                     AUTO PARTS & EQUIPMENT: 1.98%
  8,900,000    #     Lear Corp., 0.000%, due 02/20/22                 3,760,250
                                                                   ------------
                                                                      3,760,250
                                                                   ------------
                     BIOTECHNOLOGY: 3.23%
  3,300,000    #     Amgen, Inc., 0.000%, due 03/01/32                2,396,625
  4,000,000          Genzyme Corp.-Genl Division, 3.000%,
                       due 05/15/21                                   3,735,000
                                                                   ------------
                                                                      6,131,625
                                                                   ------------
                     COMPUTERS: 1.37%
  3,004,000   @@, #  ASML Holding NV, 4.250%, due 11/30/04            2,598,460
                                                                   ------------
                                                                      2,598,460
                                                                   ------------
                     DISTRIBUTION/WHOLESALE: 2.01%
  5,000,000          Costco Wholesale Corp., 0.000%, due 08/19/17     3,825,000
                                                                   ------------
                                                                      3,825,000
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 3.23%
  4,000,000          Merrill Lynch & Co., Inc., 0.000%,
                       due 05/23/31                                   2,105,000
  7,000,000          Verizon Global Funding Corp., 0.000%,
                       due 05/15/21                                   4,033,750
                                                                   ------------
                                                                      6,138,750
                                                                   ------------
                     ELECTRIC: 0.55%
  2,000,000          Calpine Corp., 4.000%, due 12/26/06              1,047,500
                                                                   ------------
                                                                      1,047,500
                                                                   ------------
                     ELECTRONICS: 2.68%
 10,000,000          Solectron Corp., 0.000%, due 11/20/20            5,100,000
                                                                   ------------
                                                                      5,100,000
                                                                   ------------
                     FOOD: 1.64%
  4,470,000   #, X   General Mills, Inc., 0.000%, due 10/28/22        3,117,825
                                                                   ------------
                                                                      3,117,825
                                                                   ------------
                     HEALTHCARE-SERVICES: 2.22%
  1,000,000          Quest Diagnostics, 1.750%, due 11/30/21          1,028,750
  5,000,000          Universal Health Services, Inc., 0.426%,
                       due 06/23/20                                   3,187,500
                                                                   ------------
                                                                      4,216,250
                                                                   ------------
                     INSURANCE: 0.99%
  1,970,000    #     AmerUs Group Co., 2.000%, due 03/06/32           1,886,275
                                                                   ------------
                                                                      1,886,275
                                                                   ------------
                     INTERNET: 1.15%
  3,965,000          America Online, Inc., 0.000%, due 12/06/19       2,180,750
                                                                   ------------
                                                                      2,180,750
                                                                   ------------
                     LODGING: 2.40%
 15,000,000    @@    Four Seasons Hotels, Inc., 0.000%,
                       due 09/23/29                                   4,556,250
                                                                   ------------
                                                                      4,556,250
                                                                   ------------
                     MACHINERY-DIVERSIFIED: 0.58%
  1,000,000          Briggs & Stratton, 5.000%, due 05/15/06          1,098,750
                                                                   ------------
                                                                      1,098,750
                                                                   ------------
                     MEDIA: 2.61%
  5,000,000          Clear Channel Communications, Inc., 2.625%,
                       due 04/01/03                                   4,962,500
                                                                   ------------
                                                                      4,962,500
                                                                   ------------
                     MINING: 1.08%
  3,000,000    @@    Inco Ltd., 0.000%, due 03/29/21                  2,058,750
                                                                   ------------
                                                                      2,058,750
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 2.24%
  6,000,000    @@    Tyco International Ltd., 0.000%, due 11/17/20    4,260,000
                                                                   ------------
                                                                      4,260,000
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Convertible
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
                     OIL & GAS: 7.38%
$ 3,498,000          Devon Energy Corp., 4.900%, due 08/15/08      $  3,524,235
  4,200,000          Kerr-McGee Corp., 5.250%, due 02/15/10           4,583,250
  2,165,000          Nabors Industries Ltd., 0.000%, due 02/05/21     1,334,181
  5,000,000          Transocean, Inc., 1.500%, due 05/15/21           4,581,250
                                                                   ------------
                                                                     14,022,916
                                                                   ------------
                     PHARMACEUTICALS: 7.50%
  4,000,000          Allergan, Inc., 0.000%, due 11/01/20             2,600,000
  3,000,000          Alza Corp., 0.000%, due 07/28/20                 2,460,000
  2,500,000          King Pharmaceuticals, Inc., 2.750%,
                       due 11/15/21                                   2,234,375
  7,000,000    #     Roche Holdings, Inc., 0.000%, due 05/06/12       4,086,250
  4,000,000    #     Roche Holdings, Inc., 0.010%, due 01/19/15       2,880,000
                                                                   ------------
                                                                     14,260,625
                                                                   ------------
                     SEMICONDUCTORS: 5.63%
  2,755,000          Burr-Brown Corp., 4.250%, due 02/15/07           2,789,438
  3,000,000  @@, #   Chartered Semiconductor Manufacturing Ltd.,
                       2.500%, due 04/02/06                           2,898,750
  1,000,000    @@    Chartered Semiconductor Manufacturing Ltd.,
                       2.500%, due 04/02/06                             966,250
  5,000,000          Cypress Semiconductor Corp., 4.000%,
                       due 02/01/05                                   4,043,750
                                                                   ------------
                                                                     10,698,188
                                                                   ------------
                     SOFTWARE: 4.73%
  5,500,000          BEA Systems, Inc., 4.000%, due 12/15/06          4,929,375
  2,500,000          First Data Corp., 2.000%, due 03/01/08           2,831,250
  2,500,000          Network Associates, Inc., 0.000%,
                       due 02/13/18                                   1,231,250
                                                                   ------------
                                                                      8,991,875
                                                                   ------------
                     TELECOMMUNICATIONS: 4.95%
  5,000,000    @@    Amdocs Ltd., 2.000%, due 06/01/08                4,656,250
  3,500,000          EchoStar Communications Corp., 4.875%,
                       due 01/01/07                                   2,918,125
  2,000,000          Nextel Communications, Inc., 6.000%,
                       due 06/01/11                                   1,837,500
                                                                   ------------
                                                                      9,411,875
                                                                   ------------
                     Total Convertible Corporate Bonds
                       (Cost $118,069,382)                          117,799,164
                                                                   ------------
CORPORATE BONDS: 9.12%
                     BIOTECHNOLOGY: 2.34%
  5,511,000          Millennium Pharmaceuticals, Inc., 5.500%,
                       due 01/15/07                                   4,450,133
                                                                   ------------
                                                                      4,450,133
                                                                   ------------
                     COMMERCIAL SERVICES: 0.52%
  1,000,000          Cendant Corp., 3.000%, due 05/04/21                985,000
                                                                   ------------
                                                                        985,000
                                                                   ------------
                     ELECTRONICS: 2.69%
 11,000,000    @@    Celestica, Inc., 0.000%, due 08/01/20            5,115,000
                                                                   ------------
                                                                      5,115,000
                                                                   ------------
                     MEDIA: 2.53%
  6,000,000          Comcast Corp., 0.000%, due 12/19/20              4,800,000
                                                                   ------------
                                                                      4,800,000
                                                                   ------------
                     OIL & GAS SERVICES: 1.04%
  1,975,000          Cooper Cameron Corp., 1.750%, due 05/17/21       1,982,406
                                                                   ------------
                                                                      1,982,406
                                                                   ------------
                     Total Corporate Bonds (Cost $17,590,051)        17,332,539
                                                                   ------------
MUTUAL FUNDS: 2.97%
                     EQUITY FUND: 2.97%
     60,000          SPDR Trust Series 1                              5,637,000
                                                                   ------------
                     Total Mutual Funds (Cost $5,309,940)             5,637,000
                                                                   ------------
PREFERRED STOCK: 20.09%
                     AEROSPACE/DEFENSE: 1.03%
     45,000          Titan Capital Trust                              1,963,125
                                                                   ------------
                                                                      1,963,125
                                                                   ------------
                     AIRLINES: 0.92%
    125,000          Continental Airlines Finance Trust II            1,750,000
                                                                   ------------
                                                                      1,750,000
                                                                   ------------
                     AUTO MANUFACTURERS: 3.68%
    109,500          Ford Motor Co. Capital Trust II                  4,927,500
     85,000          General Motors Corp.                             2,065,500
                                                                   ------------
                                                                      6,993,000
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 1.02%
     88,300          Gabelli Asset Management, Inc.                   1,942,600
                                                                   ------------
                                                                      1,942,600
                                                                   ------------
                     FOOD: 2.43%
     85,000          Suiza Capital Trust II                           4,621,875
                                                                   ------------
                                                                      4,621,875
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 0.63%
     25,000          International Paper Capital                      1,203,125
                                                                   ------------
                                                                      1,203,125
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Convertible
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
                     HEALTHCARE-SERVICES: 0.98%
$    25,000          Anthem, Inc.                                  $  1,862,500
                                                                   ------------
                                                                      1,862,500
                                                                   ------------
                     INSURANCE: 3.53%
     20,000          Prudential Financial, Inc.                       1,048,000
     62,000          Reinsurance Group Of America                     2,890,750
    118,000          Travelers Property Casualty Corp.                2,769,460
                                                                   ------------
                                                                      6,708,210
                                                                   ------------
                     OIL & GAS SERVICES: 1.54%
     57,005    @@    Weatherford International Ltd.                   2,924,071
                                                                   ------------
                                                                      2,924,071
                                                                   ------------
                     SAVINGS & LOANS: 3.98%
     50,000          Sovereign Capital Trust II                       3,868,750
     70,000          Washington Mutual, Inc.                          3,701,250
                                                                   ------------
                                                                      7,570,000
                                                                   ------------
                     TELECOMMUNICATIONS: 0.35%
      1,000          Lucent Technologies, Inc.                          657,500
     51,932  @, ++   WinStar Communications, Inc.                             0
                                                                   ------------
                                                                        657,500
                                                                   ------------
                     Total Preferred Stock (Cost $39,272,612)        38,196,006
                                                                   ------------
SHORT-TERM INVESTMENT: 3.35%
                     REPURCHASE AGREEMENT: 3.35%
$ 6,366,000          State Street Bank Repurchase Agreement,
                       1.150%, due 12/02/02, $6,366,610 to be
                       received upon repurchase (Collateralized
                       by USTB, 8.750%, Market Value $6,494,040,
                       due 05/15/17)                                  6,366,000
                                                                   ------------
                     Total Short-Term Investment
                       (Cost $6,366,000)                              6,366,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $191,409,830)*              99.73%    $189,564,459
                     OTHER ASSETS AND LIABILITIES-NET     0.27%         516,703
                                                        ------     ------------
                     NET ASSETS                         100.00%    $190,081,162
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
# Securities with purchase pursuant to Rule 144A, under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
++   Defaulted Security
X Market Value determined by ING Valuation Committee appointed by the Funds Board Of Directors.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  9,414,249
                     Gross Unrealized Depreciation                  (11,259,620)
                                                                   ------------
                     Net Unrealized Depreciation                   $ (1,845,371)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Equity and Bond
Fund
          PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 53.16%
                     AGRICULTURE: 0.06%
      3,070          Monsanto Co.                                  $     54,001
                                                                   ------------
                                                                         54,001
                                                                   ------------
                     COMMERCIAL SERVICES: 1.70%
    122,000          Cendant Corp.                                    1,534,760
                                                                   ------------
                                                                      1,534,760
                                                                   ------------
                     COMPUTERS: 2.86%
    172,900          EMC Corp.                                        1,253,525
     68,184          Hewlett-Packard Co.                              1,328,224
                                                                   ------------
                                                                      2,581,749
                                                                   ------------
                     COSMETICS/PERSONAL CARE: 0.77%
     13,800          Kimberly-Clark Corp.                               694,416
                                                                   ------------
                                                                        694,416
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 4.42%
     36,800          Alliance Capital Management Holding LP           1,287,264
     38,200          Citigroup, Inc.                                  1,485,216
     27,100          Morgan Stanley                                   1,226,004
                                                                   ------------
                                                                      3,998,484
                                                                   ------------
                     ELECTRIC: 0.27%
    105,000    @     Reliant Resources, Inc.                            246,750
                                                                   ------------
                                                                        246,750
                                                                   ------------
                     ELECTRICAL EQUIPMENT: 0.80%
     13,800          Emerson Electric Co.                               719,670
                                                                   ------------
                                                                        719,670
                                                                   ------------
                     ENERGY: 0.00%
         84   XX     Orion Refining Corp.                                     1
                                                                   ------------
                                                                              1
                                                                   ------------
                     FOOD: 0.70%
     27,200          Sara Lee Corp.                                     634,576
                                                                   ------------
                                                                        634,576
                                                                   ------------
                     FOREST PRODUCTS & PAPER: 0.66%
     13,700          Bowater, Inc.                                      594,306
                                                                   ------------
                                                                        594,306
                                                                   ------------
                     HEALTHCARE-SERVICES: 0.87%
     11,900    @     WellPoint Health Networks                          783,377
                                                                   ------------
                                                                        783,377
                                                                   ------------
                     INSURANCE: 8.05%
     22,000          Allstate Corp.                                     858,660
      8,700          American International Group                       566,805
     11,000          Chubb Corp.                                        644,600
     35,500          Cigna Corp.                                      1,545,315
     22,600          Hartford Financial Services Group, Inc.          1,108,756
     21,200          Loews Corp.                                        858,176
     17,400          St-Paul Cos.                                       647,976
     65,750    @     Travelers Property Casualty Corp.                1,048,713
                                                                   ------------
                                                                      7,279,001
                                                                   ------------
                     MEDIA: 0.76%
     41,700          AOL Time Warner, Inc.                              682,629
                                                                   ------------
                                                                        682,629
                                                                   ------------
                     MINING: 1.91%
     52,100          Alcoa, Inc.                                      1,331,155
     25,700          Freeport-McMoRan Copper & Gold, Inc.               398,350
                                                                   ------------
                                                                      1,729,505
                                                                   ------------
                     MISCELLANEOUS MANUFACTURER: 3.30%
     65,000          Honeywell International, Inc.                    1,681,550
     73,100   @@     Tyco International Ltd.                          1,304,104
                                                                   ------------
                                                                      2,985,654
                                                                   ------------
                     OIL & GAS: 5.81%
      9,200          Amerada Hess Corp.                                 515,200
     18,100          Anadarko Petroleum Corp.                           854,320
     15,660          Apache Corp.                                       843,761
      8,600          ChevronTexaco Corp.                                576,458
     14,000          ConocoPhillips                                     669,340
         24          Exxon Mobil Corp.                                      835
     12,300          Kerr-McGee Corp.                                   556,575
     16,000   @@     Royal Dutch Petroleum Co.                          696,800
     22,200          Transocean, Inc.                                   539,460
                                                                   ------------
                                                                      5,252,749
                                                                   ------------
                     OIL & GAS SERVICES: 0.57%
     24,600          Halliburton Co.                                    516,600
                                                                   ------------
                                                                        516,600
                                                                   ------------
                     PHARMACEUTICALS: 5.26%
     44,900          Bristol-Myers Squibb Co.                         1,189,850
     23,800          IVAX Corp.                                         321,538
     13,300    @     King Pharmaceuticals, Inc.                         252,434
     24,700          Merck & Co, Inc.                                 1,467,427
     13,375          Pfizer, Inc.                                       421,848
     18,000          Pharmacia Corp.                                    761,400
     11,500    @     Watson Pharmaceuticals, Inc.                       344,885
                                                                   ------------
                                                                      4,759,382
                                                                   ------------
                     PIPELINES: 0.54%
     57,400          EL Paso Corp.                                      489,048
                                                                   ------------
                                                                        489,048
                                                                   ------------
                     RETAIL: 4.13%
     26,300          CVS Corp.                                          706,944
     21,800    @     Federated Department Stores                        712,424
     20,190  @, X    International Fast Food Corp.                            0
     28,500          May Department Stores Co.                          697,110
     52,300          McDonald's Corp.                                   967,550
     27,500          RadioShack Corp.                                   653,125
                                                                   ------------
                                                                      3,737,153
                                                                   ------------
                     SAVINGS & LOANS: 0.86%
     21,700          Washington Mutual, Inc.                            780,766
                                                                   ------------
                                                                        780,766
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Equity and Bond
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
                     SEMICONDUCTORS: 1.10%
    117,100          Advanced Micro Devices, Inc.                  $    995,350
                                                                   ------------
                                                                        995,350
                                                                   ------------
                     TOBACCO: 1.19%
     28,600          Philip Morris Cos., Inc.                         1,078,792
                                                                   ------------
                                                                      1,078,792
                                                                   ------------
                     TELECOMMUNICATIONS: 6.57%
     61,900    @     3Com Corp.                                         318,785
    146,300    @     ADC Telecommunications, Inc.                       317,471
    138,800    @     AT&T Wireless Services, Inc.                     1,047,940
    268,600    @     JDS Uniphase Corp.                                 915,926
    190,600          Lucent Technologies, Inc.                          333,550
    184,900    @     Tellabs, Inc.                                    1,640,063
     32,448          Verizon Communications, Inc.                     1,358,922
                                                                   ------------
                                                                      5,932,657
                                                                   ------------
                     Total Common Stock (Cost $60,695,857)           48,061,376
                                                                   ------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
BONDS/NOTES: 1.31%
                     SOVEREIGN: 1.31%
$ 1,000,000   @@     Canadian Government Bond, 4.500%,
                       due 09/01/07                                $    644,691
    500,000   @@     Poland Government International Bond,
                       6.250%, due 07/03/12                             542,500
                                                                   ------------
                     Total Bonds/Notes (Cost $1,138,083)              1,187,191
                                                                   ------------
CONVERTIBLE CORPORATE BONDS: 0.76%
                     AEROSPACE/DEFENSE: 0.11%
    125,000          Simula, Inc., 8.000%, due 05/01/04                 101,250
                                                                   ------------
                                                                        101,250
                                                                   ------------
                     MEDIA: 0.55%
    500,000          Clear Channel Communications, Inc.,
                       2.625%, due 04/01/03                             496,250
                                                                   ------------
                                                                        496,250
                                                                   ------------
                     TELECOMMUNICATIONS: 0.10%
    150,000          NMS Communications Corp., 5.000%,
                       due 10/15/05                                      87,188
  2,000,000 #,X,++   SA Telecommunications, Inc., 10.000%,
                       due 08/15/06                                           0
                                                                   ------------
                                                                         87,188
                                                                   ------------
                     Total Convertible Corporate Bonds
                       (Cost $2,687,851)                                684,688
                                                                   ------------
CORPORATE BONDS: 17.00%
                     BUILDING MATERIALS: 0.29%
    200,000          Dayton Superior Corp., 13.000%, due 06/15/09       165,000
    100,000          Nortek Holdings, Inc., 8.875%, due 08/01/08        100,500
                                                                   ------------
                                                                        265,500
                                                                   ------------
                     CHEMICALS: 0.56%
    500,000          Dow Chemical Co., 5.750%, due 12/15/08             508,278
                                                                   ------------
                                                                        508,278
                                                                   ------------
                     COMMERCIAL SERVICES: 0.23%
    120,000    #     Mail Well I Corp., 9.625%, due 03/15/12            104,400
    100,000          United Rentals North America, Inc.,
                       10.750%, due 04/15/08                            106,000
                                                                   ------------
                                                                        210,400
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 4.01%
    160,000   @@     Amvescap PLC, 6.375%, due 05/15/03                 162,820
    500,000          Boeing Capital Corp., 7.100%, due 09/27/05         543,049
    500,000          Ford Motor Credit Co., 6.500%, due 01/25/07        487,533
    550,000          General Motors Acceptance Corp., 6.125%,
                       due 09/15/06                                     548,441
    900,000    #     Goldman Sachs Group LP, 6.625%, due 12/01/04       964,246
    750,000          Household Finance Corp., 5.750%,
                       due 01/30/07                                     744,617
    250,000          Orion Power Holdings, Inc., 12.000%,
                       due 05/01/10                                     173,750
                                                                   ------------
                                                                      3,624,456
                                                                   ------------
                     ELECTRIC: 2.34%
    277,000          Calpine Corp., 7.625%, due 04/15/06                131,575
    450,000   @@     Empresa Nacional de Electricidad SA,
                       8.500%, due 04/01/09                             448,395
    450,000          Exelon Corp., 6.750%, due 05/01/11                 481,621
    500,000          Progress Energy, Inc., 6.750%, due 03/01/06        525,379
    500,000   @@     Tenaga Nasional BHD, 7.625%, due 04/01/11          528,751
                                                                   ------------
                                                                      2,115,721
                                                                   ------------
                     ELECTRONICS: 0.12%
    100,000   @@     Flextronics International Ltd., 9.875%,
                       due 07/01/10                                     109,500
                                                                   ------------
                                                                        109,500
                                                                   ------------
                     ENVIRONMENTAL CONTROL: 0.11%
    100,000          Allied Waste North America, 8.875%,
                       due 04/01/08                                     103,500
                                                                   ------------
                                                                        103,500
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Equity and Bond
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
                     FOOD: 0.69%
$   450,000          Conagra Foods, Inc., 9.750%, due 03/01/21     $    619,605
                                                                   ------------
                                                                        619,605
                                                                   ------------
                     HOLDING COMPANIES-DIVERS: 0.12%
    180,000          Penhall International, Inc., 12.000%,
                       due 08/01/06                                     108,900
                                                                   ------------
                                                                        108,900
                                                                   ------------
                     IRON/STEEL: 0.17%
    100,000          AK Steel Corp., 7.875%, due 02/15/09               102,750
     50,000          Armco, Inc., 9.000%, due 09/15/07                   51,250
                                                                   ------------
                                                                        154,000
                                                                   ------------
                     LODGING: 0.49%
    100,000          Boyd Gaming Corp., 8.750%, due 04/15/12            106,250
    100,000          Mandalay Resort Group, 9.250%, due 12/01/05        104,750
    125,000          Prime Hospitality Corp., 8.375%,
                       due 05/01/12                                     120,938
    100,000          Station Casinos, Inc., 9.875%, due 07/01/10        109,750
                                                                   ------------
                                                                        441,688
                                                                   ------------
                     MEDIA: 1.47%
    500,000          AOL Time Warner, Inc., 5.625%, due 05/01/05        505,075
    170,000          Charter Communications Holdings, 10.000%,
                       due 04/01/09                                      85,000
    500,000          Comcast Corp., 0.000%, due 12/19/20                400,000
    100,000          Mediacom Broadband LLC, 11.000%,
                       due 07/15/13                                     102,500
    150,000          Primedia, Inc., 7.625%, due 04/01/08               134,625
    100,000          Sinclair Broadcast Group, Inc., 8.750%,
                       due 12/15/07                                     104,875
                                                                   ------------
                                                                      1,332,075
                                                                   ------------
                     OIL & GAS: 1.27%
    400,000          Conoco, Inc., 5.900%, due 04/15/04                 418,948
    225,000          Energy Corp. Of America, 9.500%, due 05/15/07      139,500
    450,000          Pemex Project Funding Master Trust, 9.125%,
                       due 10/13/10                                     498,375
    100,000          Premcor Refining Group, Inc., 8.625%,
                       due 08/15/08                                      91,500
                                                                   ------------
                                                                      1,148,323
                                                                   ------------
                     PIPELINES: 0.45%
    400,000          Kinder Morgan, Inc., 6.500%, due 09/01/12          411,126
                                                                   ------------
                                                                        411,126
                                                                   ------------
                     REGIONAL (STATE/PROVINCE): 0.46%
    400,000   @@     Province of Quebec, 5.000%, due 07/17/09           416,899
                                                                   ------------
                                                                        416,899
                                                                   ------------
                     REITS: 0.11%
    100,000          Felcor Lodging LP, 9.500%, due 09/15/08            103,000
                                                                   ------------
                                                                        103,000
                                                                   ------------
                     SOVEREIGN: 1.55%
    615,705   @@     Brazil Intl. Bond, 8.000%, due 04/15/14            378,648
  1,000,000   @@     German Intl. Bond, 4.500%, due 08/17/07          1,021,875
                                                                   ------------
                                                                      1,400,523
                                                                   ------------
                     TELECOMMUNICATIONS: 2.35%
    500,000          Citizens Communications Co., 7.450%,
                       due 01/15/04                                     516,017
    175,000          Echostar DBS Corp., 9.250%, due 02/01/06           180,250
    500,000   @@     France Telecom, 10.000%, due 03/01/31              591,046
    150,000          Nextel Communications, Inc., 10.650%,
                       due 09/15/07                                     147,375
    200,000          Qwest Capital Funding, Inc., 7.000%,
                       due 08/03/09                                     126,000
    500,000          Verizon Global Funding Corp., 7.375%,
                       due 09/01/12                                     554,539
    500,000 X, ++    WinStar Communications, Inc., 12.750%,
                       due 04/15/10                                         100
                                                                   ------------
                                                                      2,115,327
                                                                   ------------
                     TEXTILES: 0.12%
    100,000          Simmons Co., 10.250%, due 03/15/09                 107,500
                                                                   ------------
                                                                        107,500
                                                                   ------------
                     TRANSPORTATION: 0.09%
     75,000          Gulfmark Offshore, Inc., 8.750%, due 06/01/08       76,875
                                                                   ------------
                                                                         76,875
                                                                   ------------
                     Total Corporate Bonds (Cost $15,579,506)        15,373,196
                                                                   ------------
U.S. TREASURY NOTES: 4.01%
  1,000,000          2.250%, due 07/31/04                             1,006,016
  1,500,000          3.250%, due 08/15/07                             1,502,403
  1,100,000          4.375%, due 08/15/12                             1,114,009
                                                                   ------------
                     Total U.S. Treasury Notes (Cost $3,680,186)      3,622,428
                                                                   ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.55%
                     FEDERAL HOME LOAN BANK: 0.54%
    500,000          4.500%, due 11/15/12                               490,902
                                                                   ------------
                                                                        490,902
                                                                   ------------
                     FEDERAL HOME LOAN MORTGAGE: 3.27%
    666,032          5.500%, due 01/01/14                               689,574
    317,845          6.000%, due 04/01/14                               331,927
  1,002,670          6.500%, due 12/01/31                             1,037,407
    858,596          7.000%, due 06/01/29                               896,947
                                                                   ------------
                                                                      2,955,855
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Equity and Bond
Fund
    PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
Principal
Amount                                                                Value
--------------------------------------------------------------------------------
                     FEDERAL NATIONAL MORTGAGE: 7.46%
$ 1,432,954          6.000%, due 01/01/32                          $  1,466,411
    671,423          6.000%, due 02/01/32                               687,079
  1,000,000          6.125%, due 03/15/12                             1,106,145
    965,139          6.500%, due 06/01/14                             1,015,703
    175,394          6.500%, due 08/01/15                               184,193
    554,566          6.500%, due 12/01/31                               573,268
  1,237,776          7.000%, due 03/01/15                             1,312,004
    248,445          7.500%, due 09/01/30                               262,660
    128,825          8.000%, due 08/01/30                               137,784
                                                                   ------------
                                                                      6,745,247
                                                                   ------------
                     GOVERNMENT NATIONAL MORTGAGE: 3.28%
  2,211,968          6.500%, due 06/15/29                             2,303,966
    397,210          7.500%, due 11/15/29                               422,676
    218,655          8.000%, due 07/15/30                               234,578
                                                                   ------------
                                                                      2,961,220
                                                                   ------------
                     Total U.S. Government Agency Obligations
                       (Cost $12,488,115)                            13,153,224
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES: 1.20%
                     COMMERCIAL MBS: 0.45%
    405,733   @, #   Allied Capital Commercial Mortgage Trust,
                       6.710%, due 01/01/28                             405,611
      2,027   @, #   Criimi Mae CMBS Corp., 5.700%, due 06/20/30          2,026
                                                                   ------------
                                                                        407,637
                                                                   ------------
                     HOME EQUITY ABS: 0.75%
    633,605    @     Emergent Home Equity Loan Trust, 7.080%,
                       due 12/15/28                                     678,110
                                                                   ------------
                                                                        678,110
                                                                   ------------
                     Total Collateralized Mortgage Obligations
                       (Cost $1,023,908)                              1,085,747
                                                                   ------------
MUTUAL FUNDS: 4.76%
                     INVESTMENT COMPANIES: 4.76%
    114,416    B     ING High Yield Bond Fund                           927,918
    330,000    B     ING High Yield Opportunity Fund                  2,168,100
    205,000    B     ING Prime Rate Trust                             1,211,550
                                                                   ------------
                     Total Mutual Funds (Cost $4,470,477)             4,307,568
                                                                   ------------
WARRANTS: 0.01%
                     BUILDING MATERIALS: 0.00%
        400    @     Dayton Superior Corp.                                  160
                                                                   ------------
                                                                            160
                                                                   ------------
                     FOOD/BEVERAGE: 0.00%
        370  @, XX   North Atlantic Trading Co.                               4
                                                                   ------------
                                                                              4
                                                                   ------------
                     MISCELLANEOUS MANUFACTURING: 0.01%
        500  @, XX   Packaged Ice, Inc.                                   5,000
                                                                   ------------
                                                                          5,000
                                                                   ------------
                     TELECOMMUNICATIONS: 0.00%
        500    @     Iridium World Communications, Inc.                       5
                                                                   ------------
                                                                              5
                                                                   ------------
                     Total Warrants (Cost $57,953)                        5,169
                                                                   ------------
SHORT-TERMS INVESTMENT: 2.68%
                     REPURCHASE AGREEMENT: 2.68%
  2,422,000          State Street Bank Repurchase Agreement,
                       1.150%, due 12/02/02, $2,422,232 to be
                       received upon repurchase (Collateralized
                       by USTN, 6.750%, Market Value
                       $2,472,469, due 05/15/05)                      2,422,000
                                                                   ------------
                     Total Short-Terms Investment
                       (Cost $2,422,000)                              2,422,000
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $104,243,936)*              99.44%    $ 89,902,587
                     OTHER ASSETS AND LIABILITIES-NET     0.56%         506,466
                                                        ------     ------------
                     NET ASSETS                         100.00%    $ 90,409,053
                                                        ======     ============

@    Non-income producing security
@@   Foreign Issuer
ADR  American Depository Receipt
B    Represents investments in an affiliated fund.
# Securities with purchases pursuant to Rule 144A, under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
X Market Value determined by ING Valuation Committee appointed by the Funds Board Of Directors.
XX Value of securities obtained from one or more dealers making in the securities which have been adjusted based on the Fund's valuation procedures.
++   Defaulted Security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $  3,202,450
                     Gross Unrealized Depreciation                  (17,543,799)
                                                                   ------------
                     Net Unrealized Depreciation                   $(14,341,349)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Real Estate
Fund
           PORTFOLIO OF INVESTMENTS as of November 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
Shares                                                                Value
--------------------------------------------------------------------------------
COMMON STOCK: 5.78%
                     LODGING: 5.78%
    228,100          Hilton Hotels Corp.                           $  3,122,689
    112,900          Starwood Hotels & Resorts Worldwide, Inc.        2,859,757
                                                                   ------------
                     Total Common Stock (Cost $5,253,682)             5,982,446
                                                                   ------------
REAL ESTATE INVESTMENT TRUST: 91.70%
                     APARTMENTS: 19.78%
     96,500          Apartment Investment & Management Co.            3,606,205
    160,000          Archstone-Smith Trust                            3,696,000
     68,200          BRE Properties                                   2,097,832
     93,600          Camden Property Trust                            3,181,464
    102,500          Equity Residential                               2,677,300
     82,200          Home Properties Of NY, Inc.                      2,692,050
    164,500          United Dominion Realty Trust, Inc.               2,553,040
                                                                   ------------
                                                                     20,503,891
                                                                   ------------
                     DIVERSIFIED FINANCIAL SERVICES: 13.40%
    122,500          Duke Realty Corp.                                3,062,500
     76,000          iStar Financial, Inc.                            2,086,200
    107,861          Keystone Property Trust                          1,812,065
    152,100          Liberty Property Trust                           4,783,545
     57,300          Vornado Realty Trust                             2,140,728
                                                                   ------------
                                                                     13,885,038
                                                                   ------------
                     HEALTH CARE: 2.42%
     71,700          Health Care REIT, Inc.                           1,996,845
     16,700          Healthcare Realty Trust, Inc.                      512,857
                                                                   ------------
                                                                      2,509,702
                                                                   ------------
                     OFFICE PROPERTY: 19.83%
    122,800          Arden Realty, Inc.                               2,735,984
    125,900          Boston Properties, Inc.                          4,667,113
     65,100          CarrAmerica Realty Corp.                         1,648,332
    164,079          Equity Office Properties Trust                   4,218,471
    118,300          Mack-Cali Realty Corp.                           3,549,000
    136,000          Prentiss Properties Trust                        3,738,640
                                                                   ------------
                                                                     20,557,540
                                                                   ------------
                     REGIONAL MALLS: 15.23%
     80,400          CBL & Associates Properties, Inc.                3,159,720
     94,400          General Growth Properties, Inc.                  4,663,360
    114,300          Macerich Co.                                     3,475,863
    133,128          Simon Property Group, Inc.                       4,489,076
                                                                   ------------
                                                                     15,788,019
                                                                   ------------
                     SHOPPING CENTERS: 12.92%
    186,500          Developers Diversified Realty Corp.              4,108,595
    165,400          Heritage Property Investment Trust               4,101,920
    167,500          Regency Centers Corp.                            5,175,750
                                                                   ------------
                                                                     13,386,265
                                                                   ------------
                     WAREHOUSE: 8.12%
    117,100          AMB Property Corp.                               3,237,815
    210,600          Prologis                                         5,176,548
                                                                   ------------
                                                                      8,414,363
                                                                   ------------
                     Total Real Estate Investment Trust
                       (Cost $85,532,231)                            95,044,818

SHORT-TERMS INVESTMENTS: 0.55%
                     REPURCHASE AGREEMENT: 0.55%
    570,027          State Street Bank Repurchase Agreement,
                       1.310%, due 12/02/02 to be received
                       upon repurchase (Collateralized by FHLMC,
                       2.260%, Market Value 583,955, due 02/13/03       570,027
                                                                   ------------
                     Total Short-Terms Investment
                       (Cost $570,027)                                  570,027
                                                                   ------------
                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $91,355,940)*               98.03%    $101,597,291
                     OTHER ASSETS AND LIABILITIES-NET     1.97%       2,046,599
                                                        ------     ------------
                     NET ASSETS                         100.00%    $103,643,890
                                                        ======     ============

* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                     Gross Unrealized Appreciation                 $ 11,022,049
                     Gross Unrealized Depreciation                     (780,698)
                                                                   ------------
                     Net Unrealized Appreciation                   $ 10,241,351
                                                                   ============

                 See Accompanying Notes to Financial Statements

                   TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors/Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below:

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN              OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX          DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY             HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE          TRUSTEE
         -------            --------------     -----------          ---------------          ----------------          -------
Independent Trustees:

Paul S. Doherty                Trustee         October          Mr. Doherty is President           105           Mr. Doherty is a
7337 E. Doubletree Ranch Rd.                   1999 to          and Partner, Doherty,                            Trustee of the GCG
Scottsdale, AZ 85258                           Present          Wallace, Pillsbury and                           Trust (February
Born: 1934                                                      Murphy, P.C.,Attorneys                           2002 to present).
                                                                (1996 to present); a
                                                                Director of Tambrands,
                                                                Inc. (1993 to 1998); and a
                                                                Trustee of each of the
                                                                funds managed by
                                                                Northstar Investment
                                                                Management Corporation
                                                                (1993 to 1999).

J. Michael Earley              Trustee         February         President and Chief                105           Mr. Earley is a
7337 E. Doubletree Ranch Rd.                   2002 to          Executive Officer of                             Trustee of the GCG
Scottsdale, AZ 85258                           Present          Bankers Trust Company,                           Trust (1997 to
Born: 1945                                                      N.A. (1992 to present).                          present).

R. Barbara Gitenstein          Trustee         February         President of the College           105           Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                   2002 to          of New Jersey (1999 to                           Trustee of the GCG
Scottsdale, AZ 85258                           Present          present); Executive Vice                         Trust (1997 to
Born: 1948                                                      President and Provost at                         present).
                                                                Drake University (1992 to
                                                                1998).

Walter H. May                  Trustee         October          Retired. Mr. May was               105           Mr. May is a
7337 E. Doubletree Ranch Rd.                   1999 to          formerly Managing                                Trustee for the
Scottsdale, AZ 85258                           Present          Director and Director of                         Best Prep Charity
Born: 1936                                                      Marketing for Piper                              (1991 to present)
                                                                Jaffray, Inc. (an                                and the GCG Trust
                                                                investment                                       (February 2002 to
                                                                banking/underwriting                             present).
                                                                firm). Mr. May was
                                                                formerly a Trustee of
                                                                each of the funds
                                                                managed by Northstar
                                                                Investment Management
                                                                Corporation (1996 to
                                                                1999).

Jock Patton                    Trustee         August           Private Investor. Mr.              105           Mr. Patton is a
7337 E. Doubletree Ranch Rd.                   1995 to          Patton was formerly                              Trustee of the GCG
Scottsdale, AZ 85258                           Present          Director and Chief                               Trust (February
Born: 1945                                                      Executive Officer of                             2002 to present);
                                                                Rainbow Multimedia                               He is also Director
                                                                Group, Inc. (January 1999                        of Hypercom, Inc.
                                                                to December 2001);                               and JDA Software
                                                                Director of Stuart                               Group, Inc.
                                                                Entertainment, Inc.;                             (January 1999 to
                                                                Directory of Artisoft, Inc.                      present); National
                                                                (1994 to 1998); President                        Airlines, Inc.; and
                                                                and co-owner of                                  BG Associates,
                                                                StockVal, Inc. (November
                                                                1992 to June 1997) and a
                                                                Partner and Director of
                                                                the law firm of Streich
                                                                Lang, P.A. (1972 to 1993).

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN             OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX         DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY            HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE         TRUSTEE
         -------            --------------     -----------          ---------------          ----------------         -------
David W.C. Putnam              Trustee         October          President and Director of          105          Mr. Putnam is a
7337 E. Doubletree Ranch Rd.                   1999 to          F.L. Putnam Securities                          Trustee of GCG Trust
Scottsdale, AZ 85258                           Present          Company, Inc. and its                           (February 2002 to
Born: 1939                                                      affiliates. Mr. Putnam is                       present); Director
                                                                also President, Secretary                       of F.L. Putnam
                                                                and Trustee of The                              Securities Company,
                                                                Principled Equity Market                        Inc. (June 1978 to
                                                                Fund. Mr. Putnam was                            presen F.L. Putnam
                                                                formerly a                                      Investment
                                                                Director/Trustee of Trust                       Management Company
                                                                Realty Corp., Anchor                            (December 2001 to
                                                                Investment Trust, Bow                           present Asian
                                                                Ridge Mining Co., and                           American Bank and
                                                                each of the funds                               Trust Company (June
                                                                managed by Northstar                            1992 to present);
                                                                Investment Management                           and Notre Dame
                                                                Corporation (1994 to                            Health Care Center
                                                                1999).                                          (1991 to present).
                                                                                                                He is a Trustee of
                                                                                                                The Principl Equity
                                                                                                                Market Fund
                                                                                                                (November 1996 to
                                                                                                                present Progressive
                                                                                                                Capital Accumulation
                                                                                                                Trust (Augus 1998 to
                                                                                                                present); Anchor
                                                                                                                International Bond
                                                                                                                Trust (December 2000
                                                                                                                to present F.L.
                                                                                                                Putnam Foundation
                                                                                                                (December 2000 to
                                                                                                                present Mercy
                                                                                                                Endowment Foundatio
                                                                                                                (1995 to present);
                                                                                                                and an Honorary
                                                                                                                Trustee of Mercy
                                                                                                                Hospital (1973 to
                                                                                                                present

Blaine E. Rieke                Trustee         February         General Partner of                 105          Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                   2001 to          Huntington Partners, an                         Director/Trustee of
Scottsdale, AZ 85258                           Present          investment partnership                          the Morgan Chase
Born: 1933                                                      (1997 to present). Mr.                          Trust Co. (January
                                                                Rieke was formerly                              1998 to present)
                                                                Chairman and Chief                              and the GCG Trust
                                                                Executive Officer of                            (February 2002 to
                                                                Firstar Trust Company                           present).
                                                                (1973 to 1996). Mr. Rieke
                                                                was formerly the
                                                                Chairman of the Board
                                                                and a Trustee of each of
                                                                the funds managed by
                                                                ING Investment
                                                                Management Co. LLC.
                                                                (1998 to 2001).

Roger B. Vincent               Trustee         February         President of Springwell           105           Mr. Vincent is a
7337 E. Doubletree Ranch Rd.                   2002 to          Corporation, a corporate                        Trustee of the GCG
Scottsdale, AZ 85258                           Present          advisory firm (1989 to                          Trust (1994 to
Born: 1945                                                      present). Mr. Vincent was                       present) and a
                                                                formerly a Director of                          Director of AmeriGas
                                                                Tatham Offshore, Inc.                           Propane, Inc. (1998
                                                                (1996 to 2000) and                              to present).
                                                                Petrolane, Inc. (1993 to
                                                                1995).

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN             OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX         DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY            HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE         TRUSTEE
         -------            --------------     -----------          ---------------          ----------------         -------
Richard A. Wedemeyer           Trustee         February         Vice President -- Finance          105          Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                   2001 to          and Administration -- of                        Trustee of
Scottsdale, AZ 85258                           Present          the Channel Corporation,                        Touchstone  and
Born: 1936                                                      an importer of specialty                        Consulting Group
                                                                alloy aluminum products                         (1997 to present)
                                                                (1996 to present). Mr.                          the GCG Trust
                                                                Wedemeyer was                                   (February 2002 to
                                                                formerly Vice President                         present).
                                                                -- Finance and
                                                                Administration -- of
                                                                Performance Advantage,
                                                                Inc., a provider of
                                                                training and consultation
                                                                services (1992 to 1996),
                                                                and Vice President --
                                                                Operations and
                                                                Administration of Jim
                                                                Henson Productions
                                                                (1979 to 1997). Mr.
                                                                Wedemeyer was a
                                                                Trustee of each of the
                                                                funds managed by ING
                                                                Investment Management
                                                                Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)           Trustee         February         Chairman and CEO of                105          Mr. Hilliard is a
ING Americas                                   2002 to          ING Americas and a                              Trustee of the GCC
5780 Powers Ferry Road, NW                     Present          member of its Americas                          Trust (February 2002
Atlanta, GA 30327                                               Executive Committee                             to present). Mr.
Born: 1943                                                      (1999 to present). Mr.                          Hilliard also serves
                                                                Hilliard was formerly                           as a member of the
                                                                Chairman and CEO of                             Board of Directors
                                                                ING North America,                              of the Clemson
                                                                encompassing the U.S.,                          University
                                                                Mexico and Canada                               Foundation, th Board
                                                                regions (1994 to 1999).                         of Councilors for
                                                                                                                the Carter Center, a
                                                                                                                Trustee the Woodruff
                                                                                                                Arts Center and also
                                                                                                                on the Board of
                                                                                                                Directors for the
                                                                                                                High Museum of Art.

--------------------------------------------------------------------------------

                                                                                                NUMBER OF
                                                                       PRINCIPAL              PORFOLIOS IN             OTHER
                                              TERM OF OFFICE         OCCUPATION(S)            FUND COMPLEX         DIRECTORSHIPS
      NAME, ADDRESS           POSITION(S)     AND LENGTH OF            DURING THE              OVERSEEN BY            HELD BY
         AND AGE            HELD WITH FUND     TIME SERVED          PAST FIVE YEARS          DIRECTOR/TRUSTEE         TRUSTEE
         -------            --------------     -----------          ---------------          ----------------         -------
Thomas J. McInerney(2)         Trustee         February         Chief Executive Officer,           159          Mr. McInerney serves
7337 E. Doubletree Ranch Rd.                   2001 to          ING U.S. Financial                              as a Director/
Scottsdale, AZ 85258                           Present          Services (October 2001 to                       Trustee of Aeltus
Born: 1956                                                      present); President,                            Investment
                                                                Chief Executive Officer,                        Management, Inc.
                                                                and Director of Northern                        (1997 to present);
                                                                Life Insurance Company                          each of the Aetna
                                                                (2001 to present); and                          Funds (April 2002 to
                                                                President and Director of                       present); Ameribest
                                                                Aetna Life Insurance and                        Life Insurance Co.
                                                                Annuity Company (1997 to                        (2001 to present);
                                                                present), Aetna                                 Equitable Life
                                                                Retirement Holdings, Inc.                       Insurance Co. (2001
                                                                (1997 to present), Aetna                        to present); First
                                                                Investment Adviser                              Columbine Life
                                                                Holding Co. (2000 to                            Insurance Co. (2001
                                                                present), and Aetna                             to present); Golden
                                                                Retail Holding Company                          American Life
                                                                (2000 to present). Mr.                          Insurance Co. (2001
                                                                McInerney was formerly                          to present); Life
                                                                General Manager and Chief                       Insurance Company of
                                                                Executive Officer of ING                        Georgia (2001 to
                                                                Worksite Division (since                        present); Midwestern
                                                                December 2000 to October                        United Life
                                                                2001); President of Aetna                       Insurance Co. (2001
                                                                Financial Services                              to present);
                                                                (August 1997 to December                        ReliaStar Life
                                                                2000); Head of National                         Insurance Co. (2001
                                                                Accounts and Core Sales                         to present);
                                                                and Marketing for Aetna                         Security Life of
                                                                U.S. Healthcare (April                          Denver (2001 to
                                                                1996 to March 1997); Head                       present); Security
                                                                of Corporate Strategies                         Connecticut Life
                                                                for Aetna Inc. (July 1995                       Insurance Co. (2001
                                                                to April 1996); and has                         to present);
                                                                held a variety of line                          Southland Life
                                                                and corporate staff                             Insurance Co. (2001
                                                                positions since 1978.                           to present); USG
                                                                                                                Annuity and Life
                                                                                                                Company (2001 to
                                                                                                                present); United
                                                                                                                Life and Annuity
                                                                                                                Insurance Co. Inc
                                                                                                                (2001 to present);
                                                                                                                and the GCG Trust
                                                                                                                (February 2002 to
                                                                                                                present). Mr.
                                                                                                                McInerney is a
                                                                                                                member of the Board
                                                                                                                of the National
                                                                                                                Commission on
                                                                                                                Retirement Policy,
                                                                                                                the Governor's
                                                                                                                Council on Economic
                                                                                                                Competitiveness and
                                                                                                                Technology of
                                                                                                                Connecticut, the
                                                                                                                Board of Directors
                                                                                                                of the Connecticut
                                                                                                                Business and
                                                                                                                Industry
                                                                                                                Association, the
                                                                                                                Board of Trustees of
                                                                                                                the Bushnell, the
                                                                                                                Board for the
                                                                                                                Connecticut Forum,
                                                                                                                and the Board of the
                                                                                                                Metro Hartford
                                                                                                                Chamber of Commerce,
                                                                                                                and is Chairman of
                                                                                                                Concerned Citizens
                                                                                                                for Effective
                                                                                                                Government.

(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                         TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                     PAST FIVE YEARS
         -------                --------------             -----------                     ---------------
OFFICERS:

James M. Hennessy              President, Chief        March 2002 to            President and Chief Executive Officer of ING
7337 E. Doubletree Ranch Rd.   Executive Officer,      Present (for the         Capital Corporation, LLC, ING Funds
Scottsdale, AZ 85258           and Chief Operating     ING Funds)               Services, LLC, ING Advisors, Inc., ING
Age: 53                        Officer                                          Investments, LLC, Lexington Funds
                                                                                Distributor, Inc., Express America T.C. Inc.
                               President, Chief        February 2001 to         and EAMC Liquidation Corp. (since
                               Executive Officer,      March 2002 (for          December 2001); Executive Vice President
                               and Chief Operating     the Pilgrim Funds)       and Chief Operating Officer of ING Funds
                               Officer
                                                                                Distributor, LLC (since June 2000). Formerly,
                               Chief Operating         July 2000 to             Executive Vice President and Chief
                               Officer                 February 2001 (for       Operating Officer of ING Quantitative
                                                       the Pilgrim Funds)       Management, Inc. (October 2001 to
                                                                                September 2002); Senior Executive Vice
                                                                                President (June 2000 to December 2000)
                                                                                and Secretary (April 1995 to December
                                                                                2000) of ING Capital Corporation, LLC, ING
                                                                                Funds Services, LLC, ING Investments, LLC,
                                                                                ING Advisors, Inc., Express America T.C. Inc.,
                                                                                and EAMC Liquidation Corp.; and Executive
                                                                                Vice President, ING Capital Corporation, LLC
                                                                                and its affiliates (May 1998 to June 2000)
                                                                                and Senior Vice President, ING Capital
                                                                                Corporation, LLC and its affiliates (April
                                                                                1995 to April 1998).

Stanley D. Vyner               Executive Vice          March 2002 to            Executive Vice President of ING Advisors,
7337 E. Doubletree Ranch Rd.   President               Present (for the ING     Inc. and ING Investments, LLC (since July
Scottsdale, Arizona 85258                              Funds)                   2000) and Chief Investment Officer of the
Age: 52                                                                         International Portfolios, ING Investments,
                               Executive Vice          July 1996 to March       LLC (since July 1996). Formerly, President
                               President               2002 (for the            and Chief Executive Officer of ING
                                                       international            Investments, LLC (August 1996 to August
                                                       portfolios of the        2000).
                                                       Pilgrim Funds)

Mary Lisanti                   Executive Vice          March 2002 to            Executive Vice President of ING Investments,
7337 E. Doubletree Ranch Rd.   President               Present (for the ING     LLC and ING Advisors, Inc. (since November
Scottsdale, AZ 85258                                   Funds)                   1999); Chief Investment Officer of the
Age: 46                                                                         Domestic Equity Portfolios, ING Investments,
                               Executive Vice          May 1998 to March        LLC (since 1999). Formerly, Executive Vice
                               President               2002 (for the            President of ING Quantitative Management,
                                                       domestic equity          Inc. (July 2000 to September 2002);
                                                       portfolios of the        Executive Vice President and Chief
                                                       Pilgrim Funds)           Investment Officer for the Domestic Equity
                                                                                Portfolios of Northstar Investment
                                                                                Management Corporation, whose name
                                                                                changed to Pilgrim Advisors, Inc. and
                                                                                subsequently became part of ING
                                                                                Investments, LLC (May 1998 to October
                                                                                1999); Portfolio Manager with Strong
                                                                                Capital Management (May 1996 to 1998); a
                                                                                Managing Director and Head of Small- and
                                                                                Mid-Capitalization Equity Strategies at
                                                                                Bankers Trust Corp. (1993 to 1996).

Michael J. Roland              Executive Vice          March 2002 to            Executive Vice President, Chief Financial
7337 E. Doubletree Ranch Rd.   President, Assistant    Present (for the ING     Officer and Treasurer of ING Funds Services,
Scottsdale, AZ 85258           Secretary and           Funds)                   LLC, ING Funds Distributor, LLC, ING
Age: 44                        Principal Financial                              Advisors, Inc., ING Investments, LLC
                               Officer                                          (December 2001 to present), Lexington
                                                                                Funds Distributor, Inc., Express America T.C.
                               Senior Vice President   June 1998 to             Inc. and EAMC Liquidation Corp. (since
                               and Principal           February 2002 (for       December 2001). Formerly, Executive Vice
                               Financial Officer       the Pilgrim Funds)       President, Chief Financial Officer and
                                                                                Treasurer of ING Quantitative Management,
                                                                                Inc. (December 2001 to October 2002);
                                                                                Senior Vice President, ING Funds Services,
                                                                                LLC, ING Investments, LLC, and ING Funds
                                                                                Distributor, LLC (June 1998 to December
                                                                                2001) and Chief Financial Officer of
                                                                                Endeavor Group (April 1997 to June 1998).

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                         TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                     PAST FIVE YEARS
         -------                --------------             -----------                     ---------------
OFFICERS:

Robert S. Naka                 Senior Vice President   March 2002 to            Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   and Assistant           Present (for the ING     Secretary of ING Funds Services, LLC, ING
Scottsdale, AZ 85258           Secretary               Funds)                   Funds Distributor, LLC, ING Advisors, Inc.,
Age: 39                                                                         ING Investments, LLC (October 2001 to
                               Senior Vice President   November 1999 to         present) and Lexington Funds Distributor,
                               and Assistant           March 2002 (for the      Inc. (since December 2001). Formerly, Senior
                               Secretary               Pilgrim Funds)           Vice President and Assistant Secretary for
                                                                                ING Quantitative Management, Inc.
                               Assistant Secretary     July 1996 to             (October 2001 to October 2002); Vice
                                                       November 1999 (for       President, ING Investments, LLC (April 1997
                                                       the Pilgrim Funds)       to October 1999), ING Funds Services, LLC
                                                                                (February 1997 to August 1999) and
                                                                                Assistant Vice President, ING Funds Services,
                                                                                LLC (August 1995 to February 1997).

Robyn L. Ichilov               Vice President and      March 2002 to            Vice President of ING Funds Services, LLC
7337 E. Doubletree Ranch Rd.   Treasurer               Present (for the ING     (since October 2001) and ING Investments,
Scottsdale, AZ 85258                                   Funds)                   LLC (since August 1997); Accounting
Age: 35                                                                         Manager, ING Investments, LLC (since
                               Vice President and      May 1998 to March        November 1995).
                               Treasurer               2002 (for the
                                                       Pilgrim Funds)

                               Vice President          November 1997 to
                                                       May 1998 (for the
                                                       Pilgrim Funds)

Kimberly A. Anderson           Vice President and      March 2002 to            Vice President and Assistant Secretary of
7337 E. Doubletree Ranch Rd.   Secretary               Present (for the ING     ING Funds Services, LLC, ING Funds
Scottsdale, AZ 85258                                   Funds)                   Distributor, LLC, ING Advisors, Inc., ING
Age: 38                                                                         Investments, LLC (since October 2001) and
                                                       February 2001 to         Lexington Funds Distributor, Inc. (since
                                                       March 2002 (for the      December 2001). Formerly, Vice President
                                                       Pilgrim Funds)           for ING Quantitative Management, Inc.
                                                                                (October 2001 to October 2002); Assistant
                                                                                Vice President of ING Funds Services, LLC
                                                                                (November 1999 to January 2001) and has
                                                                                held various other positions with ING Funds
                                                                                Services, LLC for more than the last five
                                                                                years.

Todd Modic                     Assistant Vice          March 2002 to            Director of Financial Reporting of ING
7337 E. Doubletree Ranch Rd.   President               Present (for certain     Investments, LLC (since March 2001).
Scottsdale, AZ 85258                                   ING Funds)               Formerly, Director of Financial Reporting,
Age: 35                                                                         Axient Communications, Inc. (May 2000 to
                                                       August 2001 to           January 2001) and Director of Finance,
                                                       March 2002 (for the      Rural/Metro Corporation (March 1995 to
                                                       Pilgrim Funds)           May 2000).

Maria M. Anderson              Assistant Vice          March 2002 to            Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.   President               Present (for certain     Services, LLC (since October 2001). Formerly,
Scottsdale, AZ 85258                                   ING Funds)               Manager of Fund Accounting and Fund
Age: 44                                                                         Compliance, ING Investments, LLC
                                                       August 2001 to           (September 1999 to November 2001);
                                                       March 2002 (for the      Section Manager of Fund Accounting, Stein
                                                       Pilgrim Funds)           Roe Mutual Funds (July 1998 to August
                                                                                1999); and Financial Reporting Analyst,
                                                                                Stein Roe Mutual Funds (August 1997 to
                                                                                July 1998).

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                         TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                     PAST FIVE YEARS
         -------                --------------             -----------                     ---------------
OFFICERS:

Robert K. Kinsey               Vice President and      March 2002 to            Vice President, ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.   Portfolio Manager       Present (for certain     March 1999). Formerly, Vice President and
Scottsdale, Arizona 85258      (Equity and Bond        ING Funds)               Fixed Income Portfolio Manager, Federated
Born: 1957                     Fund)                                            Investors (January 1995 to March 1999);
                                                       March 1999 to            Principal and Sub-Adviser, Harris Investment
                                                       March 2002 (for          Management (July 1992 to January 1995).
                                                       certain Pilgrim
                                                       Funds)

Edwin Schriver                 Senior Vice President   March 2002 to            Senior Vice President (since November 1999)
7337 E. Doubletree Ranch Rd.   and Senior Portfolio    Present (for certain     and Senior Portfolio Manager (since
Scottsdale, Arizona 85258      Manager (Equity and     ING Funds)               October 2001) for ING Investments, LLC.
Born: 1945                     Bond Fund)                                       Formerly, Senior High Yield Analyst, Dreyfus
                                                       November 1999 to         Corporation (April 1998 to November 1999);
                                                       March 2002 (for cer-     and President of Cresent City Research (July
                                                       tain Pilgrim Funds)      1993 to April 1998).

Steven Rayner                  Vice President and      March 2002 to            Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   Co-Portfolio Manager    Present (for certain     (since October 2001). Formerly, Assistant
Scottsdale, Arizona 85258      (Financial Services     ING Funds)               Vice President, ING Investments, LLC;
Born: 1966                     Fund)                                            (February 1998 to January 2001) and has
                                                       January 2001 to          held various other positions with ING
                                                       March 2002 (for          Investments, LLC and its predecessors since
                                                       certain Pilgrim          June 1995.
                                                       Funds)

Robert Kloss                   Vice President and      March 2002 to            Vice President of ING Investments, LLC
7337 E. Doubletree Ranch Rd.   Co-Portfolio Manager    Present (for certain     (since January 2001) and has held various
Scottsdale, Arizona 85258      (Financial Services     ING Funds)               other positions with ING Investments, LLC
Born: 1955                     Fund)                                            and its predecessors for the last five years.
                                                       January 2001 to
                                                       March 2002 (for
                                                       certain Pilgrim
                                                       Funds)

Thomas Jackson                 Senior Vice President   March 2002 to            Senior Vice President, ING Investments, LLC
7337 E. Doubletree Ranch Rd.   and Senior Portfolio    Present (for certain     (since June 2001) and ING Advisors, Inc.
Scottsdale, Arizona 85258      Manager (Large          ING Funds)               (since October 2001); and Senior Portfolio
Born: 1945                     Company Value,                                   Manager for ING Investments, LLC and ING
                               MagnaCap, Tax           June 2001 to March       Advisors, Inc. (since October 2001). Formerly,
                               Efficient Equity and    2002 (for certain        Managing Director, Prudential Investments
                               Equity and Bond         Pilgrim Funds)           (April 1990 to December 2000); and prior to
                               Funds)                                           April 1990, Co-Chief Investment Officer and
                                                                                Managing Director at Century Capital
                                                                                Associates and Red Oak Advisors.

Jeffrey Bernstein              Senior Vice President   March 2002 to            Senior Vice President (since October 1999)
7337 E. Doubletree Ranch Rd.   and Senior Portfolio    Present (for certain     of ING Investments, LLC and Senior Portfolio
Scottsdale, Arizona 85258      Manager (Growth         ING Funds)               Manager (since October 2001) for ING
Born: 1966                     Opportunities,                                   Advisors, Inc. and ING Investments, LLC.
                               LargeCap Growth,        June 2000 to March       Formerly, Portfolio Manager, Northstar
                               MidCap Opportunities    2002 (for certain        Investment Management Corporation,
                               and MidCap Growth       Pilgrim Funds)           whose name changed to Pilgrim Advisors,
                               Funds)                                           Inc. and subsequently became part of ING
                                                                                Investments, LLC (May 1998 to October
                                                                                1999); Portfolio Manager, Strong Capital
                                                                                Management (1997 to May 1998); and
                                                                                Portfolio Manager, Berkeley Capital (1995
                                                                                to 1997).

--------------------------------------------------------------------------------

                                                                                              PRINCIPAL
                                                         TERM OF OFFICE                     OCCUPATION(S)
      NAME, ADDRESS               POSITION(S)             AND LENGTH OF                       DURING THE
         AND AGE                HELD WITH FUND             TIME SERVED                     PAST FIVE YEARS
         -------                --------------             -----------                     ---------------
OFFICERS:

Andrew Chow                    Vice President and       March 2002 to           Vice President, ING Investments, LLC (since
7337 E. Doubletree Ranch Rd.   Portfolio Manager        Present (for certain    September 2000). Formerly, Portfolio
Scottsdale, Arizona 85258      (Convertible Fund)       ING Funds)              Manager, Conseco Convertible Securities
Born: 1963                                                                      Fund (1998 to August 2000) and managed
                                                        October 2001 to         convertible securities accounts with Conseco
                                                        March 2002 (for         (1991 to 1998).
                                                        certain Pilgrim
                                                        Funds)

James Vail                     Senior Vice President    March 2002 to           Senior Vice President for ING Investments,
7337 E. Doubletree Ranch Rd.   and Portfolio            Present (for certain    LLC (since June 2001) and Portfolio
Scottsdale, Arizona 85258      Manager (Tax             ING Funds)              Manager of ING Investments, LLC and ING
Born: 1944                     Efficient Equity Fund)                           Advisors, Inc. (since October 2001). Formerly,
                                                        June 2001 to March      Vice President, Lexington Management
                                                        2002 (for certain       Corporation (which was acquired by ING
                                                        Pilgrim Funds)          Investments, LLC's parent company in July
                                                                                2000) (1991 to 2000); and has held invest-
                                                                                ment research positions with Chemical
                                                                                Bank, Oppenheimer & Co., Robert Fleming,
                                                                                Inc. and Beacon Trust Company, where he
                                                                                was a Senior Investment Analyst.

ING Funds Distributor, LLC offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, LLC at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                         DOMESTIC EQUITY VALUE FUNDS
  ING Emerging Countries Fund                  ING Financial Services Fund
  ING International Fund                       ING Large Company Value Fund
  ING International Growth Fund                ING MagnaCap Fund
  ING International SmallCap Growth Fund       ING Tax Efficient Equity Fund
  ING International Value Fund                 ING Value Opportunity Fund
  ING Precious Metals Fund                     ING SmallCap Value Fund
  ING Russia Fund                              ING MidCap Value Fund

INTERNATIONAL GLOBAL EQUITY                  DOMESTIC EQUITY AND INCOME FUNDS
  ING Global Technology Fund                   ING Equity and Bond Fund
  ING Global Real Estate Fund                  ING Convertible Fund
  ING Worldwide Growth Fund                    ING Balanced Fund
                                               ING Growth and Income Fund
DOMESTIC EQUITY FUNDS
  ING Growth Fund                            FIXED INCOME FUNDS
  ING Growth + Value Fund                      ING Bond Fund
  ING Growth Opportunities Fund                ING Classic Money Market Fund*
  ING LargeCap Growth Fund                     ING Government Fund
  ING MidCap Opportunities Fund                ING GNMA Income Fund
  ING Small Company Fund                       ING High Yield Opportunity Fund
  ING SmallCap Opportunities Fund              ING High Yield Bond Fund
  ING Technology Fund                          ING Intermediate Bond Fund
                                               ING Lexington Money Market Trust*
DOMESTIC EQUITY INDEX FUNDS                    ING National Tax Exempt Bond Fund
  ING Index Plus LargeCap Fund                 ING Money Market Fund*
  ING Index Plus MidCap Fund                   ING Aeltus Money Market Fund*
  ING Index Plus SmallCap Fund                 ING Strategic Bond Fund
  ING Research Enhanced Index Fund
                                             STRATEGIC ALLOCATION FUNDS
                                               ING Strategic Allocation Growth Fund
                                               ING Strategic Allocation Balanced Fund
                                               ING Strategic Allocation Income Fund

                                             LOAN PARTICIPATION FUNDS
                                               ING Prime Rate Trust
                                               ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
State Street Bank & Trust
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
99 High Street
Boston, MA 02110-2371

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

[LION LOGO]
 ING FUNDS                                                     DEI&Q 1102-011703